                                                     Registration No. 333-59517
===============================================================================

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 24
                                 TO FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
        SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                           -----------------------


                       NATIONWIDE VL SEPARATE ACCOUNT-D
                            (EXACT NAME OF TRUST)

                           -----------------------

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                             ONE NATIONWIDE PLAZA
                             COLUMBUS, OHIO 43215
             (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                              PATRICIA R. HATLER
                                  SECRETARY
                             ONE NATIONWIDE PLAZA
                             COLUMBUS, OHIO 43215
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                           -----------------------

===============================================================================

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box):

[    ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[ X  ]   on August 28, 2002 pursuant to paragraph (b) of Rule 485

[    ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[    ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies.

Approximate date of proposed offering: Continuously on and after August 28, 2002.

[ ] Check box if it is proposed that this filing will become effective on
(date) at (time) pursuant to Rule 487.


===============================================================================

                      CROSS REFERENCE TO ITEMS REQUIRED
                                BY FORM N-8B-2

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
 1................................................................................Nationwide Life and Annuity
                                                                                  Insurance Company
                                                                                  The Variable Account
 2................................................................................Nationwide Life and Annuity
                                                                                  Insurance Company
 3................................................................................Custodian of Assets
 4................................................................................Distribution of The Policies
 5................................................................................The Variable Account
 6................................................................................Not Applicable
 7................................................................................Not Applicable
 8................................................................................Not Applicable
 9................................................................................Legal Proceedings
10................................................................................Information About The Policies; How The Cash Value
                                                                                  Varies; Right to Exchange for a Fixed Benefit
                                                                                  Policy; Reinstatement; Other Policy Provisions
11................................................................................Investments of The Variable
                                                                                  Account
12................................................................................The Variable Account
13................................................................................Policy Charges
                                                                                  Reinstatement
14................................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15................................................................................Investments of the Variable
                                                                                  Account; Premium Payments
16................................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17................................................................................Surrendering The Policy for Cash
18................................................................................Reinvestment
19................................................................................Not Applicable
20................................................................................Not Applicable
21................................................................................Policy Loans
22................................................................................Not Applicable
23................................................................................Not Applicable
24................................................................................Not Applicable
25................................................................................Nationwide Life and Annuity
                                                                                  Insurance Company
26................................................................................Not Applicable
27................................................................................Nationwide Life and Annuity
                                                                                  Insurance Company
28................................................................................Company Management

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
29................................................................................Company Management
30................................................................................Not Applicable
31................................................................................Not Applicable
32................................................................................Not Applicable
33................................................................................Not Applicable
34................................................................................Not Applicable
35................................................................................Nationwide Life and Annuity
                                                                                  Insurance Company
36................................................................................Not Applicable
37................................................................................Not Applicable
38................................................................................Distribution of the Policies
39................................................................................Distribution of the Policies
40................................................................................Not Applicable
41(a).............................................................................Distribution of the Policies
42................................................................................Not Applicable
43................................................................................Not Applicable
44................................................................................How the Cash Value Varies
45................................................................................Not Applicable
46................................................................................How the Cash Value Varies
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of the Policies; Information About The
                                                                                  Policies
52................................................................................Substitution of Securities
53................................................................................Taxation of the Company
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59................................................................................Financial Statements

                      SUPPLEMENT DATED SEPTEMBER 9, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE UNDER THE POLICIES:

AIM VARIABLE INSURANCE FUNDS
-        AIM V.I. Capital Development Fund: Series I Shares

BARON CAPITAL FUNDS TRUST
-        Baron Capital Asset Fund: Insurance Shares

CALVERT VARIABLE SERIES, INC.
-        CVS Social Equity Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-        Templeton Foreign Securities Fund: Class II

GOLDMAN SACHS VARIABLE INSURANCE TRUST
-        Goldman Sachs VIT Mid Cap Value Fund

JANUS ASPEN SERIES
-        Balanced Portfolio:  Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-        AMT Fasciano Portfolio: Class S

PIONEER VARIABLE CONTRACTS TRUST
-        Pioneer High Yield VCT Portfolio: Class I

PIMCO VARIABLE INSURANCE TRUST
-        PIMCO VIT Low Duration Bond Portfolio: Administrative Class

T. ROWE PRICE EQUITY SERIES, INC.
-        T. Rowe Price Equity Income Portfolio
-        T. Rowe Price Mid-Cap Growth Portfolio

2. ALL REFERENCES TO THE "DEUTCHSE ASSET MANAGEMENT VIT" IN THE PROSPECTUS ARE CHANGED TO "SCUDDER VIT" WITH THE FUND NAMES CHANGED BELOW:


OLD FUND NAME                                                         NEW FUND NAME
Duetsche Asset Management VIT EAFE Equity Index Fund - Class A        Scudder VIT EAFE Equity Index Fund - Class A


Duetsche Asset Management VIT Equity 500 Index Fund -                 Scudder VIT Equity 500 Index Fund - Class A
Class A


Deutshce Asset Management VIT Small Cap Index Fund -                  Scudder VIT Small Cap Index Fund - Class A
Class A

3. "SUMMARY OF POLICY EXPENSE" IS MODIFIED AS FOLLOWS:


Nationwide deducts certain charges from the policy. Charges are made for mortality costs, administration, distribution, taxes, and assuming the mortality and expense risks.

Nationwide deducts a premium load from premium payments. The premium load is guaranteed never to exceed 9.0% of each premium payment during the first 7 policy years and 5.5% thereafter. On a current basis, the amount of the premium load depends on the amount of scheduled annual premium. The premium load is 9.0% of the premium payment up to the target premium and 7.0% of premiums in excess of the target premium during the first 7 policy years. The premium load is 5.5% of the premium payment for years 8 through 10 and 3.5% on all premiums thereafter. Nationwide uses approximately 3.5% of premium payments deducted as the premium load to pay federal, state and/or local taxes associated with the policy.

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:

-        monthly cost of insurance;
- monthly cost of any additional benefits provided by riders to the policy; and
-        monthly administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.

Nationwide does not deduct a surrender charge from the polices.


For more information about any policy charge, see "Policy Charges" in this prospectus.

4.       THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                                 Management       Other       12b-1    Total Underlying
                                                                    Fees         Expenses     Fees       Mutual Fund
                                                                                                           Expenses
AIM Variable Insurance Funds - AIM V.I. Capital Development         0.75%          0.41%      0.00%          1.16%
Fund: Series I


Baron Capital Funds Trust - Baron Capital Asset Fund:               1.25%          0.00%      0.25%          1.50%
Insurance Shares


Calvert Variable Series, Inc. - CVS Social Equity Portfolio         0.70%          0.28%      0.00%          0.98%


Franklin Templeton Variable Insurance Products Trust -              0.67%          0.20%      0.00%          0.87%
Templeton Foreign Securities Fund: Class II


Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT          0.80%          0.13%      0.00%          0.93%
Mid Cap Value Fund


Janus Aspen Series - Balanced Fund                                  0.65%          0.01%      0.25%          0.91%


Neuberger Berman - AMT Fasciano Portfolio: Class S                  1.15%          0.00%      0.25%          1.40%


One Group Investment Trust Mid Cap Growth Portfolio                 0.65%          0.17%      0.00%          0.82%


One Group Investment Trust Mid Cap Value Portfolio                  0.73%          0.22%      0.00%          0.95%


PIMCO - VIT Low Duration Portfolio: Administrative Class            0.25%          0.30%      0.14%          0.69%


Pioneer Variable Contracts Trust - High Yield VCT Bond              0.65%          0.60%      0.00%          1.25%
Portfolio: Class I


T. Rowe Price  Equity Series, Inc. - T. Rowe Price Equity           0.85%          0.00%      0.25%          1.10%
Income Portfolio


T. Rowe Price  Equity Series, Inc. - T. Rowe Price Mid Cap          0.85%          0.00%      0.25%          1.10%
Growth Portfolio

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund net assets, before expense reimbursement)


                                                                 Management       Other       12b-1    Total Underlying
                                                                    Fees         Expenses     Fees       Mutual Fund
                                                                                                           Expenses
Calvert Variable Series, Inc. - CVS Social Equity Portfolio         0.70%          0.64%      0.00%          1.34%


Janus Aspen Series - Balanced Fund                                  0.65%          0.01%      0.25%          0.91%


PIMCO - VIT Low Duration Portfolio: Administrative Class            0.25%          0.30%      0.15%          0.70%


Pioneer Variable Contracts Trust - High Yield VCT Bond              0.65%          0.63%      0.00%          1.28%
Portfolio: Class I

5.       THE SIXTH PARAGRAPH UNDER "THE FIXED ACCOUNT" IS DELETED.

6.       "SALES LOAD" IS RE-TITLED "PREMIUM LOAD" AND IS MODIFIED AS FOLLOWS:

Nationwide deducts a premium load from premium payments. The premium load is guaranteed never to exceed 9.0% of each premium payment during the first 7 policy years and 5.5% thereafter. On a current basis, the amount of the premium load depends on the amount of scheduled annual premium. The premium load is 9.0% of the premium payment up to the target premium and 7.0% of premiums in excess of the target premium during the first 7 policy years. The premium load is 5.5% of the premium payment for years 8 through 10, and 3.5% on all premiums thereafter. Nationwide uses approximately 3.5% of premium payments deducted as premium load to pay costs associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The amount actually assessed in the state in which a particular policy owner resides may be more or less than 3.5%.

7.       "TAX LOAD" SECTION IS DELETED IN ITS ENTIRETY.

8.       THE FIRST PARAGRAPH OF "INTEREST" IS MODIFIED AS FOLLOWS:

The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.65%.

9.       THE FIFTH PARAGRAPH OF "LOAN INTEREST" IS MODIFIED AS FOLLOWS:

Interest is charged daily and is payable at the end of each policy year, at the time a new loan is requested, or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

10. THE THIRD PARAGRAPH OF "DISTRIBUTION OF THE POLICIES" IS MODIFIED AS
FOLLOWS:

First year commission payments made by Nationwide on the sale of these policies with recurring annual premiums as distributed by NISC will not exceed 55% of target premium plus 5.0% of any excess premium payments in year one. Commission payments will not exceed 30% of target premium plus 5.0% on the excess premium in years two through ten. Commission payments will not exceed 2.5% of premium in years eleven and beyond. For single premium modified endowment contracts, first year commission payments will not exceed 55% of target premium plus 5.0% of any excess premium payments in year one. Expense allowances may be available. Asset based commissions of no more than 0.20% on non-loaned cash values for years after the first policy year may be available.

11. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS FOLLOWS:

AIM VARIABLE INSURANCE FUNDS
AIM Variable Insurance Funds is an open-end, series, management investment company organized as a Maryland trust. Pursuant to an agreement and plan of reorganization, AIM Variable Insurance Funds was reorganized on May 1, 2000 as a Delaware business trust. The Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. A I M Advisors, Inc. ("AIM") serves as the Funds' investment adviser.

     AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I
     Investment Objective: The Fund's investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The Fund may also invest up to 25% of its total assets in foreign securities.

BARON CAPITAL FUNDS TRUST
The Trust is an open-end investment company registered under the Investment Company Act of 1940. It is organized as a series fund and established under the laws of the State of Delaware by a Declaration of Trust in 1997. The one series currently available is Baron Capital Asset Fund. BAMCO, Inc. serves as the Fund's investment adviser.

     BARON CAPITAL ASSET FUND: INSURANCE SHARES
     Investment Objective: Capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

CALVERT VARIABLE SERIES, INC.
The Calvert Variable Series, Inc. is an open-end, management investment company, incorporated in Maryland in 1982. The shares of the funds currently are sold only to insurance companies for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies issued by such companies. Calvert Asset Management Company, Inc. is the CVS Social Equity Portfolio's investment advisor.

     CVS SOCIAL EQUITY PORTFOLIO
     Investment Objective: Growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Templeton Variable Insurance Products Trust is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life insurance policies offered by life insurance companies. The investment manager is Templeton Investment Counsel, Inc.

     TEMPLETON FOREIGN SECURITIES FUND: CLASS II
     Investment Objective: Long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
The Goldman Sachs Variable Insurance Trust (the "Trust") is an open-end, management investment company (mutual fund) providing a series of equity and fixed-income investment options. Shares of the Trust may be purchased and held by the separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

     GOLDMAN SACHS VIT MID CAP VALUE FUND
     Investment Objective: Long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell MidCap Index at the time of investment (currently between $400 million and $16 billion). Goldman Sachs Asset Management serves as the Fund's investment adviser.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to the Portfolio.

     BALANCED PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT FASCIANO PORTFOLIO: CLASS S
     Investment Objective: Long-term capital growth by investing primarily in the common stocks of smaller companies.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Variable Contracts Trust is an open-end management investment company formed as a Delaware business trust in 1994. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts issued by their companies. Pioneer Investment Management, Inc. is the investment adviser to each portfolio.

     PIONEER HIGH YIELD VCT PORTFOLIO: CLASS I
     Investment Objective: Maximize total return through a combination of income and capital appreciation.

PIMCO VARIABLE INSURANCE TRUST
The PIMCO Variable Insurance Trust is an open-end management investment company comprised of separate portfolios, each of which is treated as a separate portfolio and was organized as a Delaware business trust in 1997. Shares of the Portfolios currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser for the Portfolios.

     PIMCO VIT LOW DURATION  BOND PORTFOLIO: ADMINISTRATIVE CLASS
     Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

T. ROWE PRICE EQUITY SERIES, INC.
The T. Rowe Price Equity Series, Inc. was incorporated as a Maryland corporation in 1994. Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. T. Rowe Price Associates, Inc. serves as the funds' investment adviser.

     T. ROWE PRICE EQUITY INCOME PORTFOLIO
     Investment Objective: Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

12. "Appendix B: Illustrations of Cash Values, Cash Surrender Values , and Death Benefits" is replaced with the following:


APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.00%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.35%, 4.65% and 10.65% for policy years one through four, and rates of -1.20%, 4.80% and 10.80%, for policy years five through twenty, and rates of -1.05%, 4.95% and 10.95%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

Nationwide deducts a premium load from premium payments. The premium load is guaranteed never to exceed 9.0% of each premium payment during the first 7 policy years and 5.5% thereafter. On a current basis, the amount of the premium load depends on the amount of scheduled annual premium. The premium load is 9.0% of the premium payment up to the target premium and 7.0% of premiums in excess of the target premium during the first 7 policy years. The premium load is 5.5% of the premium payment for years 8 through 10 and 3.5% on all premiums thereafter.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1        105,000     89,551       89,551     1,703,050      95,026      95,026    1,703,050     100,502     100,502    1,703,050
    2        215,250    176,861      176,861     1,703,050     193,400     193,400    1,703,050     210,598     210,598    1,703,050
    3        331,013    262,456      262,456     1,703,050     295,811     295,811    1,703,050     331,880     331,880    1,703,050
    4        452,563    346,515      346,515     1,703,050     402,632     402,632    1,703,050     465,761     465,761    1,703,050
    5        580,191    429,777      429,777     1,703,050     514,948     514,948    1,703,050     614,653     614,653    1,703,050
    6        714,201    511,805      511,805     1,703,050     632,541     632,541    1,703,050     779,312     779,312    1,898,719
    7        854,911    592,648      592,648     1,703,050     755,579     755,579    1,787,598     960,464     960,464    2,272,330
    8        897,656    580,774      580,774     1,703,050     787,338     787,338    1,809,457   1,058,030   1,058,030    2,431,561
    9        942,539    568,556      568,556     1,703,050     820,268     820,268    1,831,925   1,165,277   1,165,277    2,602,442
   10        989,666    556,044      556,044     1,703,050     854,487     854,487    1,855,292   1,283,264   1,283,264    2,786,268
   11      1,039,150    543,131      543,131     1,703,050     889,977     889,977    1,879,488   1,412,952   1,412,952    2,983,927
   12      1,091,107    529,761      529,761     1,703,050     926,772     926,772    1,904,518   1,555,464   1,555,464    3,196,482
   13      1,145,662    515,910      515,910     1,703,050     964,936     964,936    1,930,422   1,712,082   1,712,082    3,425,141
   14      1,202,945    501,581      501,581     1,703,050   1,004,561   1,004,561    1,957,273   1,884,265   1,884,265    3,671,276
   15      1,263,093    486,810      486,810     1,703,050   1,045,771   1,045,771    1,985,202   2,073,681   2,073,681    3,936,497
   16      1,326,247    471,282      471,282     1,703,050   1,088,425   1,088,425    2,013,878   2,281,622   2,281,622    4,221,613
   17      1,392,560    455,392      455,392     1,703,050   1,132,921   1,132,921    2,044,031   2,510,644   2,510,644    4,529,735
   18      1,462,188    439,208      439,208     1,703,050   1,179,415   1,179,415    2,075,942   2,763,072   2,763,072    4,863,408
   19      1,535,297    422,829      422,829     1,703,050   1,228,088   1,228,088    2,109,930   3,041,550   3,041,550    5,225,571
   20      1,612,062    406,288      406,288     1,703,050   1,279,075   1,279,075    2,146,209   3,348,897   3,348,897    5,619,242
   21      1,692,665    390,386      390,386     1,703,050   1,334,621   1,334,621    2,188,415   3,694,033   3,694,033    6,057,209
   22      1,777,298    373,278      373,278     1,703,050   1,392,249   1,392,249    2,232,221   4,073,772   4,073,772    6,531,561
   23      1,866,163    354,728      354,728     1,703,050   1,451,968   1,451,968    2,277,540   4,491,316   4,491,316    7,045,025
   24      1,959,471    334,613      334,613     1,703,050   1,513,871   1,513,871    2,324,384   4,950,418   4,950,418    7,600,828
   25      2,057,445    312,765      312,765     1,703,050   1,578,040   1,578,040    2,372,787   5,455,159   5,455,159    8,202,537
   26      2,160,317    288,896      288,896     1,703,050   1,644,509   1,644,509    2,422,804   6,009,824   6,009,824    8,854,089
   27      2,268,333    262,810      262,810     1,703,050   1,713,382   1,713,382    2,474,683   6,619,352   6,619,352    9,560,507
   28      2,381,750    234,257      234,257     1,703,050   1,784,751   1,784,751    2,528,728   7,289,114   7,289,114   10,327,594
   29      2,500,837    202,849      202,849     1,703,050   1,858,661   1,858,661    2,585,237   8,024,770   8,024,770   11,161,763
   30      2,625,879    168,124      168,124     1,703,050   1,935,143   1,935,143    2,644,482   8,832,439   8,832,439   12,070,028

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 7% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS, 5.5% OF ALL PREMIUMS DURING YEARS EIGHT TO TEN AND 3.5% OF ALL PREMIUMS FROM TENTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                        0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     81,753       81,753     1,703,050      86,938      86,938    1,703,050      92,127      92,127    1,703,050
    2       215,250    161,911      161,911     1,703,050     177,406     177,406    1,703,050     193,533     193,533    1,703,050
    3       331,013    240,524      240,524     1,703,050     271,617     271,617    1,703,050     305,273     305,273    1,703,050
    4       452,563    317,635      317,635     1,703,050     369,792     369,792    1,703,050     428,525     428,525    1,703,050
    5       580,191    393,261      393,261     1,703,050     472,148     472,148    1,703,050     564,595     564,595    1,703,050
    6       714,201    467,431      467,431     1,703,050     578,938     578,938    1,703,050     714,949     714,949    1,741,903
    7       854,911    540,136      540,136     1,703,050     690,406     690,406    1,703,050     879,024     879,024    2,079,654
    8       897,656    521,190      521,190     1,703,050     711,186     711,186    1,703,050     958,356     958,356    2,202,491
    9       942,539    501,452      501,452     1,703,050     732,222     732,222    1,703,050   1,044,387   1,044,387    2,332,454
   10       989,666    480,800      480,800     1,703,050     753,481     753,481    1,703,050   1,137,615   1,137,615    2,470,030
   11     1,039,150    459,114      459,114     1,703,050     774,946     774,946    1,703,050   1,238,595   1,238,595    2,615,713
   12     1,091,107    436,283      436,283     1,703,050     796,612     796,612    1,703,050   1,347,941   1,347,941    2,770,023
   13     1,145,662    412,188      412,188     1,703,050     818,477     818,477    1,703,050   1,466,323   1,466,323    2,933,482
   14     1,202,945    386,688      386,688     1,703,050     840,538     840,538    1,703,050   1,594,458   1,594,458    3,106,619
   15     1,263,093    359,593      359,593     1,703,050     862,768     862,768    1,703,050   1,733,082   1,733,082    3,289,934
   16     1,326,247    330,642      330,642     1,703,050     885,112     885,112    1,703,050   1,882,930   1,882,930    3,483,925
   17     1,392,560    299,499      299,499     1,703,050     907,487     907,487    1,703,050   2,044,730   2,044,730    3,689,129
   18     1,462,188    265,769      265,769     1,703,050     929,801     929,801    1,703,050   2,219,232   2,219,232    3,906,171
   19     1,535,297    229,008      229,008     1,703,050     951,961     951,961    1,703,050   2,407,219   2,407,219    4,135,751
   20     1,612,062    188,725      188,725     1,703,050     973,883     973,883    1,703,050   2,609,535   2,609,535    4,378,638
   21     1,692,665    144,439      144,439     1,703,050     995,516     995,516    1,703,050   2,827,161   2,827,161    4,635,775
   22     1,777,298     95,628       95,628     1,703,050   1,016,826   1,016,826    1,703,050   3,061,190   3,061,190    4,908,068
   23     1,866,163     41,720       41,720     1,703,050   1,037,791   1,037,791    1,703,050   3,312,842   3,312,842    5,196,484
   24     1,959,471      (*)          (*)          (*)      1,058,357   1,058,357    1,703,050   3,583,366   3,583,366    5,501,869
   25     2,057,445      (*)          (*)          (*)      1,078,408   1,078,408    1,703,050   3,873,943   3,873,943    5,824,975
   26     2,160,317      (*)          (*)          (*)      1,097,764   1,097,764    1,703,050   4,185,661   4,185,661    6,166,606
   27     2,268,333      (*)          (*)          (*)      1,116,181   1,116,181    1,703,050   4,519,491   4,519,491    6,527,620
   28     2,381,750      (*)          (*)          (*)      1,133,350   1,133,350    1,703,050   4,876,278   4,876,278    6,908,963
   29     2,500,837      (*)          (*)          (*)      1,148,933   1,148,933    1,703,050   5,256,863   5,256,863    7,311,844
   30     2,625,879      (*)          (*)          (*)      1,162,626   1,162,626    1,703,050   5,662,353   5,662,353    7,737,927

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                        0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH       CASH       SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     89,462       89,462     1,792,512      94,932      94,932    1,797,982     100,402     100,402    1,803,452
    2       215,250    176,465      176,465     1,879,515     192,965     192,965    1,896,015     210,122     210,122    1,913,172
    3       331,013    261,482      261,482     1,964,532     294,698     294,698    1,997,748     330,616     330,616    2,033,666
    4       452,563    344,636      344,636     2,047,686     400,401     400,401    2,103,451     463,130     463,130    2,166,180
    5       580,191    426,600      426,600     2,129,650     511,030     511,030    2,214,080     609,854     609,854    2,312,904
    6       714,201    506,881      506,881     2,209,931     626,233     626,233    2,329,283     771,641     771,641    2,474,691
    7       854,911    585,457      585,457     2,288,507     746,184     746,184    2,449,234     950,069     950,069    2,653,119
    8       897,656    571,185      571,185     2,274,235     774,421     774,421    2,477,471   1,044,712   1,044,712    2,747,762
    9       942,539    556,427      556,427     2,259,477     803,332     803,332    2,506,382   1,148,856   1,148,856    2,851,906
   10       989,666    541,274      541,274     2,244,324     833,037     833,037    2,536,087   1,263,612   1,263,612    2,966,662
   11     1,039,150    525,582      525,582     2,228,632     863,421     863,421    2,566,471   1,389,967   1,389,967    3,093,017
   12     1,091,107    509,287      509,287     2,212,337     894,443     894,443    2,597,493   1,529,095   1,529,095    3,232,145
   13     1,145,662    492,376      492,376     2,195,426     926,114     926,114    2,629,164   1,682,352   1,682,352    3,385,402
   14     1,202,945    474,876      474,876     2,177,926     958,484     958,484    2,661,534   1,851,237   1,851,237    3,606,924
   15     1,263,093    456,859      456,859     2,159,909     991,655     991,655    2,694,705   2,037,278   2,037,278    3,867,394
   16     1,326,247    437,910      437,910     2,140,960   1,025,229   1,025,229    2,728,279   2,241,568   2,241,568    4,147,502
   17     1,392,560    418,606      418,606     2,121,656   1,059,810   1,059,810    2,762,860   2,466,568   2,466,568    4,450,213
   18     1,462,188    399,052      399,052     2,102,102   1,095,551   1,095,551    2,798,601   2,714,563   2,714,563    4,778,026
   19     1,535,297    379,399      379,399     2,082,449   1,132,658   1,132,658    2,835,708   2,988,152   2,988,152    5,133,829
   20     1,612,062    359,696      359,696     2,062,746   1,171,249   1,171,249    2,874,299   3,290,101   3,290,101    5,520,587
   21     1,692,665    340,740      340,740     2,043,790   1,213,497   1,213,497    2,916,547   3,629,177   3,629,177    5,950,863
   22     1,777,298    320,400      320,400     2,023,450   1,256,201   1,256,201    2,959,251   4,002,248   4,002,248    6,416,885
   23     1,866,163    298,433      298,433     2,001,483   1,299,117   1,299,117    3,002,167   4,412,460   4,412,460    6,921,332
   24     1,959,471    274,752      274,752     1,977,802   1,342,146   1,342,146    3,045,196   4,863,500   4,863,500    7,467,375
   25     2,057,445    249,228      249,228     1,952,278   1,385,145   1,385,145    3,088,195   5,359,378   5,359,378    8,058,518
   26     2,160,317    221,604      221,604     1,924,654   1,427,825   1,427,825    3,130,875   5,904,303   5,904,303    8,698,628
   27     2,268,333    191,758      191,758     1,894,808   1,470,023   1,470,023    3,173,073   6,503,128   6,503,128    9,392,641
   28     2,381,750    159,528      159,528     1,862,578   1,511,524   1,511,524    3,214,574   7,161,128   7,161,128   10,146,258
   29     2,500,837    124,622      124,622     1,827,672   1,551,964   1,551,964    3,255,014   7,883,866   7,883,866   10,965,779
   30     2,625,879     86,707       86,707     1,789,757   1,590,919   1,590,919    3,293,969   8,677,353   8,677,353   11,858,094

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 7% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS, 5.5% OF ALL PREMIUMS DURING YEARS EIGHT TO TEN AND 3.5% OF ALL PREMIUMS FROM TENTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                        0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                     RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH       CASH       SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     81,346       81,346     1,784,395     86,505      86,505     1,789,555      91,669      91,669    1,794,719
    2       215,250    160,657      160,657     1,863,707    176,022     176,022     1,879,072     192,012     192,012    1,895,062
    3       331,013    237,934      237,934     1,940,983    268,644     268,644     1,971,694     301,881     301,881    2,004,930
    4       452,563    313,160      313,160     2,016,209    364,451     364,451     2,067,501     422,194     422,194    2,125,244
    5       580,191    386,284      386,284     2,089,333    463,491     463,491     2,166,541     553,930     553,930    2,256,980
    6       714,201    457,256      457,256     2,160,306    565,815     565,815     2,268,864     698,168     698,168    2,401,217
    7       854,911    525,960      525,960     2,229,010    671,403     671,403     2,374,452     856,021     856,021    2,559,070
    8       897,656    502,851      502,851     2,205,901    685,385     685,385     2,388,435     928,447     928,447    2,631,496
    9       942,539    478,771      478,771     2,181,820    698,560     698,560     2,401,610   1,006,834   1,006,834    2,709,883
   10       989,666    453,599      453,599     2,156,649    710,751     710,751     2,413,800   1,091,645   1,091,645    2,794,694
   11     1,039,150    427,234      427,234     2,130,284    721,791     721,791     2,424,841   1,183,409   1,183,409    2,886,459
   12     1,091,107    399,592      399,592     2,102,641    731,525     731,525     2,434,574   1,282,728   1,282,728    2,985,778
   13     1,145,662    370,589      370,589     2,073,639    739,788     739,788     2,442,838   1,390,263   1,390,263    3,093,313
   14     1,202,945    340,129      340,129     2,043,178    746,393     746,393     2,449,442   1,506,726   1,506,726    3,209,775
   15     1,263,093    308,061      308,061     2,011,111    751,090     751,090     2,454,140   1,632,845   1,632,845    3,335,895
   16     1,326,247    274,171      274,171     1,977,221    753,547     753,547     2,456,597   1,769,350   1,769,350    3,472,400
   17     1,392,560    238,178      238,178     1,941,228    753,347     753,347     2,456,397   1,916,972   1,916,972    3,620,022
   18     1,462,188    199,770      199,770     1,902,819    750,017     750,017     2,453,067   2,076,478   2,076,478    3,779,528
   19     1,535,297    158,619      158,619     1,861,669    743,045     743,045     2,446,095   2,248,693   2,248,693    3,951,743
   20     1,612,062    114,406      114,406     1,817,455    731,895     731,895     2,434,944   2,434,526   2,434,526    4,137,575
   21     1,692,665     66,878       66,878     1,769,928    716,076     716,076     2,419,126   2,635,048   2,635,048    4,338,097
   22     1,777,298     15,806       15,806     1,718,856    695,094     695,094     2,398,144   2,851,441   2,851,441    4,571,774
   23     1,866,163      (*)          (*)          (*)       668,449     668,449     2,371,498   3,084,828   3,084,828    4,838,825
   24     1,959,471      (*)          (*)          (*)       635,526     635,526     2,338,575   3,336,255   3,336,255    5,122,458
   25     2,057,445      (*)          (*)          (*)       595,502     595,502     2,298,552   3,606,662   3,606,662    5,423,083
   26     2,160,317      (*)          (*)          (*)       547,333     547,333     2,250,383   3,896,864   3,896,864    5,741,130
   27     2,268,333      (*)          (*)          (*)       489,740     489,740     2,192,790   4,207,652   4,207,652    6,077,224
   28     2,381,750      (*)          (*)          (*)       421,214     421,214     2,124,264   4,539,813   4,539,813    6,432,243
   29     2,500,837      (*)          (*)          (*)       340,132     340,132     2,043,181   4,894,129   4,894,129    6,807,312
   30     2,625,879      (*)          (*)          (*)       244,984     244,984     1,948,034   5,271,631   5,271,631    7,203,982

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       SUPPLEMENT DATED AUGUST 28, 2002 TO


                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE UNDER THE POLICIES:

     PUTNAM VARIABLE TRUST
        Putnam VT International Growth Fund: Class IB Shares

2.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
Putnam Variable Trust - Putnam VT International Growth            0.76%           0.18%       0.25%         1.19%
Fund: Class IB Shares

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

3.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     PUTNAM VARIABLE TRUST
     Putnam Variable Trust is an open-end management investment company organized as a Massachusetts business trust that consists of multiple portfolios. The portfolios are sold to insurance company separate accounts to serve as investment options under variable annuity contracts issued by insurance companies. Putnam Investment Management, LLC serves as the Funds' investment manager.

         PUTNAM VT INTERNATIONAL GROWTH FUND:  CLASS IB SHARES
         Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States. The Fund first selects the countries and industries it believes are attractive, then it looks for companies that it believes have favorable investment potential.

                      SUPPLEMENT DATED JULY 23, 2002 TO

                       PROSPECTUS DATED MAY 1, 2002 FOR

                     CORPORATE FLEXIBLE PREMIUM VARIABLE

                      UNIVERSAL LIFE INSURANCE POLICIES

                                  ISSUED BY

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                 THROUGH ITS

                      NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE UNDER THE POLICIES:

     AIM VARIABLE INSURANCE FUNDS


         AIM V.I. Basic Value Fund: Series I Shares
         AIM V.I. Mid Cap Core Equity Fund: Series I Shares

2.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES

            (as a percentage of underlying mutual fund net assets,
                         after expense reimbursement)

-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1     Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund:         0.73%           0.57%       0.00%         1.30%
Series I Shares
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity       0.73%           0.57%       0.00%         1.30%
Fund: Series I Shares
-------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

3.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     AIM VARIABLE INSURANCE FUNDS

         AIM V.I. BASIC VALUE FUND: SERIES I SHARES

         Investment Objective: Long-term growth of capital. The Fund pursues its objective by investing, normally, at least 65% of its net assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

         AIM V.I. MID CAP CORE EQUITY FUND: SERIES I SHARES

         Investment Objective: The Fund's objective is long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its total net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. The Fund may also invest up to 25% of its total assets in foreign securities.

                      SUPPLEMENT DATED JUNE 13, 2002 TO
                       PROSPECTUS DATED MAY 1, 2002 FOR
                     CORPORATE FLEXIBLE PREMIUM VARIABLE
                      UNIVERSAL LIFE INSURANCE POLICIES
                                  ISSUED BY
                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                 THROUGH ITS
                      NATIONWIDE VL SEPARATE ACCOUNT - D

  THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS.
    PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

         BERGER INSTITUTIONAL PRODUCTS TRUST
             - Berger IPT - Mid Cap Value Fund

2.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                       AFTER REIMBURSEMENTS AND WAIVERS)

-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
Berger IPT - Mid Cap Value Fund                                   0.75%        0.20%        0.25%           1.20%
-------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Dividend Capture Fund (1)                0.60%        0.40%        0.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Growth Fund (2)                          0.60%        0.40%        0.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Income Equity Fund (2)                   0.60%        0.40%        0.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Mid Corp America Fund (1)                0.60%        0.40%        0.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA New Economy Fund (1)                     0.60%        0.40%        0.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------

     (1) The Funds' Advisor has contractually agreed to waive its fees and/ or reimburse operating expenses in order to cap Total Annual Fund Operating Expenses at 1.00% for the period through April 30, 2003. Other expenses are based on estimated amounts for the current fiscal year including this contractual waiver. Absent any reimbursements or waivers, Total Annual Fund Operating Expenses are estimated at 2.32% for the Huntington VA Dividend Capture Fund, 2.16% for the Huntington VA Mid Corp America Fund, and 2.26% for the Huntington VA New Economy Fund.

     (2) The Funds' Advisor has contractually agreed to waive its fees and/or reimburse operating expenses in order to cap Total Annual Fund Operating Expenses at 1.00% for the period through April 30, 2003. For the year ended December 31, 2001, Total Annual Fund Operating Expenses absent any reimbursements or waivers were 2.00% for the Huntington VA Growth Fund and 2.06% for the Huntington VA Income Equity Fund.

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                      BEFORE REIMBURSEMENTS AND WAIVERS)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Mid Cap Value Fund                                                 0.75%        0.33%       0.25%         1.33%
----------------------------------------------------------------------------------------------------------------------------------

3.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is an open-end, management investment company consisting of separate portfolios (the "Funds") organized as a Delaware business trust on October 17, 1995. Shares of the Funds are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts issued by participating insurance companies, as well as to certain qualified retirement plans. Berger Financial Group LLC is the investment adviser to the Funds. Perkins, Wolf, McDonnell & Company act as sub-adviser of the Berger IPT-Mid Cap Value Fund.

         BERGER IPT - MID CAP VALUE FUND

         Investment Objective: Capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

4. "APPENDIX C: PERFORMANCE SUMMARY INFORMATION" IS TO INCLUDE THE FOLLOWING AS A FOOTNOTE TO THE TABLES:

     The Berger IPT - Mid Cap Value Fund was added to the Variable Account effective June 13, 2002 and therefore no performance information is available.

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

    Corporate Flexible Premium Variable Universal Life Insurance Policies

           Issued by Nationwide Life and Annuity Insurance Company through its Nationwide VL Separate Account-D.

                 The date of this prospectus is May 1, 2002.

------------------------------------------------------------------------------


This prospectus contains basic information you should understand about the policies before investing - the insurance policy is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.

   -     Growth & Income Portfolio: Class A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

  -      American Century VP Balanced Fund: Class I
  -      American Century VP Capital Appreciation Fund: Class I
  -      American Century VP Growth Fund: Class I
  -      American Century VP Income & Growth Fund: Class I
  -      American Century VP International Fund: Class I
  -      American Century VP Ultra Fund: Class I
  -      American Century VP Value Fund: Class I
  -      American Century VP Vista Fund: Class I

DEUTSCHE VIT FUNDS (FORMERLY, BT INSURANCE FUND TRUST)

  -      EAFE(R) Equity Index Fund
  -       Equity 500 Index Fund
  -      Small Cap Index Fund

DREYFUS

  -      The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
  -      Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS INVESTMENT PORTFOLIOS

  -      Mid Cap Stock Portfolio: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND

  - Appreciation Portfolio: Initial Shares (formerly, Capital Appreciation Portfolio)
  -      Disciplined Stock Portfolio: Initial Shares
  -      International Value Portfolio: Initial Shares
  -      Limited Term High Income Portfolio: Initial Shares*
  -      Quality Bond Portfolio: Initial Shares
  -      Small Company Stock Portfolio: Initial Shares

EVERGREEN VARIABLE ANNUITY TRUST

  -      Evergreen VA Equity Index Fund
  -      Evergreen VA Foundation Fund
  -      Evergreen VA Fund
  -      Evergreen VA Global Leaders Fund
  -      Evergreen VA Growth and Income Fund
  -      Evergreen VA International Growth Fund
  -      Evergreen VA Masters Fund
  -      Evergreen VA Omega Fund (formerly, Evergreen VA Aggressive Growth
         Fund)
  - Evergreen VA Small Cap Value Fund (formerly, Evergreen VA Small Cap Equity Income Fund)
  -      Evergreen VA Special Equity Fund
  -      Evergreen VA Strategic Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

  -      VIP Equity-Income Portfolio: Service Class
  -      VIP Growth Portfolio: Service Class
  -      VIP High Income Portfolio: Service Class
  -      VIP Overseas Portfolio: Service Class
  -      VIP Value Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

  -      VIP II Asset Manager Portfolio: Service Class
  -      VIP II Asset Manager: Growth Portfolio: Service Class
  -      VIP II Contrafund(R) Portfolio: Service Class
  -      VIP II Index 500 Portfolio
  -      VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

  -      VIP III Aggressive Growth Portfolio: Service Class
  -      VIP III Balanced Portfolio: Service Class
  -      VIP III Dynamic Capital Appreciation Portfolio: Service Class
  -      VIP III Growth & Income Portfolio: Service Class
  -      VIP III Mid Cap Portfolio: Service Class
  -      VIP III Value Strategies: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST) ("NSAT")

  - Comstock GVIT Value Fund: Class I (formerly, GVIT - Federated GVIT Equity Income Fund: Class I)
  - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, NSAT - Dreyfus NSAT Mid Cap Index Fund)
  - Federated GVIT High Income Bond Fund: Class I* (formerly, Gartmore NSAT Emerging Markets Fund)
  - Gartmore GVIT Emerging Markets Fund: Class I (formerly, NSAT - Gartmore NSAT Emerging Markets Fund)
  - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
  - Gartmore GVIT Government Bond Fund: Class I (formerly, (NSAT - Government Bond Fund)
  - Gartmore GVIT Growth Fund: Class I (formerly, NSAT - Capital Appreciation Fund)
  - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
  -      Gartmore GVIT Money Market Fund: Class I (formerly, Money Market
         Fund)
  -      Gartmore GVIT Total Return Fund: Class I (formerly, NSAT - Total
         Return Fund)
  - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, NSAT - Nationwide Global 50 Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
  - GVIT Small Cap Growth Fund: Class I (formerly, NSAT - Nationwide Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
  - GVIT Small Cap Value Fund: Class I (formerly, NSAT - Nationwide Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
  - GVIT Small Company Fund: Class I (formerly, NSAT - Nationwide Small Company Fund) (subadvisers: The Dreyfus Corporation, Gartmore Global Partners, Neuberger Berman, LLC, Strong Capital Management, Inc., and Waddell & Reed Investment Company)
  - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
  - MAS GVIT Multi Sector Bond Fund: Class I*(formerly, MAS NSAT Multi Sector Bond Fund)
  - Strong GVIT Mid Cap Growth Fund: Class I (formerly, NSAT - Strong NSAT Mid Cap Growth Fund)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

  -      Goldman Sachs VIT Growth and Income Fund
  -      Goldman Sachs VIT CORE U.S. Equity Fund
  -      Goldman Sachs VIT CORE Large Cap Growth Fund
  -      Goldman Sachs VIT CORE Small Cap Equity Fund
  -      Goldman Sachs VIT Capital Growth Fund
  - Goldman Sachs VIT Mid Cap Value Fund (formerly, Goldman Sachs VIT Mid Cap Equity Fund)
  -      Goldman Sachs VIT International Equity Fund

HUNTINGTON VA FUNDS

  -      VA Dividend Capture Fund
  -      VA Growth Fund
  -      VA Income Equity Fund
  -      VA Mid Corp America Fund
  -      VA New Economy Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  -      INVESCO VIF Dynamics Fund
  - INVESCO VIF Equity Income Fund (formerly, INVESCO VIF Industrial Equity Income Fund)
  -      INVESCO VIF Growth Fund (formerly, INVESCO VIF Blue Chip Growth Fund)
  -      INVESCO VIF Health Sciences Fund
  -      INVESCO VIF High Yield Fund
  -      INVESCO VIF Real Estate Opportunity Fund
  -      INVESCO VIF Small Company Growth Fund
  -      INVESCO VIF Technology Fund
  -      INVESCO VIF Total Return Fund
  -      INVESCO VIF Utilities Fund

JANUS ASPEN SERIES

  -       Global Technology Portfolio: Service Shares
  -       International Growth Portfolio: Service Shares

J.P. MORGAN SERIES TRUST II

  -      J.P. Morgan Bond Portfolio
  -      J.P. Morgan International Opportunities Portfolio
  -      J.P. Morgan Small Company Portfolio
  -      J.P. Morgan U.S. Disciplined Equity Portfolio

MFS VARIABLE INSURANCE TRUST

  -      MFS Investors Growth Stock Series:  Service Class
  -      MFS Mid Cap Growth Series:  Service Class
  -      MFS Utilities Series
  -      MFS Value Series:  Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  -      AMT Partners Portfolio

ONE GROUP(R) INVESTMENT TRUST

  - One Group Investment Trust Balanced Portfolio (formerly, Asset Allocation Fund)
  -      One Group Investment Trust Bond Portfolio
  -      One Group Investment Trust Diversified Equity Portfolio

  -      One Group Investment Trust Diversified Mid Cap Portfolio
  -      One Group Investment Trust Equity Index Portfolio
  -      One Group Investment Trust Government Bond Portfolio
  - One Group Investment Trust Large Cap Growth Portfolio (formerly, Large Company Growth Fund)
  - One Group Investment Trust Mid Cap Growth Portfolio (formerly, Growth Opportunities Fund)
  -      One Group Investment Trust Mid Cap Value Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

  -      Oppenheimer Capital Appreciation Fund/VA: Initial Class
  -      Oppenheimer Global Securities Fund/VA: Initial Class
  -      Oppenheimer Main Street Growth & Income Fund/VA: Initial Class

PIMCO VARIABLE INSURANCE TRUST

  -      PIMCO VIT High Yield Bond Portfolio*
  -      PIMCO VIT Real Return Bond Portfolio
  -      PIMCO VIT Total Return Bond Portfolio

ROYCE CAPITAL FUND

  -      Royce Micro-Cap Portfolio
  -      Royce Small-Cap Portfolio

SALOMON BROTHERS

  -      Greenwich Street Series Fund
         --       Salomon Brothers Variable Emerging Growth Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

  -      Capital Fund
  -      High Yield Bond Fund*
  -      Investors Fund
  -      Strategic Bond Fund
  -      Total Return Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

  -      Active International Allocation Portfolio
  -      Core Plus Emerging Markets Debt Portfolio
  -      Emerging Markets Equity Portfolio
  -      Equity Growth Portfolio
  -      Core Plus Fixed Income Portfolio
  -      Global Value Equity Portfolio (formerly, Global Equity Portfolio)
  -      High Yield Portfolio*
  -      International Magnum Portfolio
  -      Mid Cap Value Portfolio
  -      Technology Portfolio
  -      U.S. Real Estate Portfolio
  -      Value Portfolio



VAN KAMPEN LIFE INVESTMENT TRUST

  -      Comstock Portfolio: Class II
  -      Enterprise Portfolio: Class II
  -      Emerging Growth Portfolio: Class II

W&R TARGET FUNDS, INC.

  -      Small Cap Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

  -      VIP III Growth Opportunities Portfolio: Service Class

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

  -      Mid Cap Growth Portfolio

The following underlying mutual fund is not available for policies issued on or after February 5, 2002:

GOLDMAN SACHS VARIABLE INSURANCE TRUST

  -      Goldman Sachs VIT Global Income Fund

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST) ("NSAT")

  - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT - Growth Focus Fund)

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JUNE 15, 2000:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST) ("NSAT")

  - GVIT - Nationwide(R) Strategic Value Fund: Class I (formerly, Nationwide Strategic Value Fund) (subadviser: Strong Capital Management Inc.)

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

For general information or to obtain FREE copies of the:

  - prospectus, annual report or semi-annual report for any underlying mutual fund;
  -      any required Nationwide forms; or
  -      Nationwide's privacy statement,

call:

         1-800-547-7548
     TDD 1-800-238-3035

or write:

     NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
     ONE NATIONWIDE PLAZA, RR1-04-D4
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS POLICY:

  -      IS NOT A BANK DEPOSIT
  -      IS NOT FDIC INSURED
  -      IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
  -      IS NOT AVAILABLE IN EVERY STATE
  -      MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-D (the "variable account") or the fixed account, depending on how premium payments are invested.

DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction - refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS




ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges, and an interest rate of 4%. The guideline level premium is calculated pursuant to the Internal Revenue Code.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VL Separate Account-D, a separate account of Nationwide Life and Annuity Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS...................................

SUMMARY OF POLICY EXPENSES..................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................

SYNOPSIS OF THE POLICIES....................................
     Cash Surrender Value
     Premiums
     Taxation
     Nonparticipating Policies
     Riders
     Policy Cancellation

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...............
     Custodian of Assets
     Other Contracts Issued by Nationwide

NATIONWIDE INVESTMENT SERVICES CORPORATION..................

INVESTING IN THE POLICY.....................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES..............................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES..............................................
     Sales Load
     Tax Load
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH............................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE.....................................

POLICY PROVISIONS...........................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.....................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE.............................................



POLICY LOANS................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT..................................................

POLICY OWNER SERVICES.......................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION...................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION.........................................

GRACE PERIOD................................................
     Reinstatement

TAX MATTERS.................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Special Considerations for Corporations
     Taxation of Nationwide
     Tax Changes

STATE REGULATION............................................

REPORTS TO POLICY OWNERS....................................

ADVERTISING.................................................

LEGAL PROCEEDINGS...........................................

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS....................

REGISTRATION STATEMENT......................................

DISTRIBUTION OF THE POLICIES................................

ADDITIONAL INFORMATION ABOUT NATIONWIDE.....................
     Company Management

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

APPENDIX C: PERFORMANCE SUMMARY
     INFORMATION............................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are assessed for administrative, tax and sales expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter. The tax load is approximately 3.5% of premiums for all states (see "Sales Load" and "Tax Load").

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Nationwide deducts the following charges monthly from the cash value of the policy:

  -      cost of insurance;
  -      cost of any additional benefits provided by riders to the policy; and
  -      administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.

The sum of the monthly charges (cost of insurance, cost of riders, and administrative expense charge) is referred to throughout this prospectus as the "monthly deduction."

Nationwide does not deduct a surrender charge from the policy.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Product Series Fund, Inc. - Alliance VPS Growth &             0.63%         0.04%      0.00%         0.67%
Income: Class A
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Balanced       0.90%         0.00%      0.00%         0.90%
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Capital        1.00%         0.00%      0.00%         1.00%
Appreciation Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Growth         1.00%         0.00%      0.00%         1.00%
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Income &       0.70%         0.00%      0.00%         0.70%
Growth Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP                1.26%         0.00%      0.00%         1.26%
International Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Ultra          1.00%         0.00%      0.00%         1.00%
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Value          0.97%         0.00%      0.00%         0.97%
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Vista          1.00%         0.00%      0.00%         1.00%
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - EAFE(R) Equity Index Fund                                  0.45%         0.20%      0.00%         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Equity 500 Index Fund                                      0.20%         0.10%      0.00%         0.30%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Small Cap Index Fund                                       0.35%         0.10%      0.00%         0.45%
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares              0.75%         0.03%      0.00%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares                                  0.25%         0.01%      0.00%         0.26%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares         0.75%         0.14%      0.00%         0.89%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares       0.75%         0.03%      0.00%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Disciplined Stock Portfolio: Initial         0.75%         0.06%      0.00%         0.81%
Shares
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - International Value Portfolio: Initial       1.00%         0.40%      0.00%         1.40%
Shares
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Limited Term High Income Portfolio:          0.65%         0.26%      0.00%         0.91%
Initial Shares
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares       0.65%         0.10%      0.00%         0.75%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Small Company Stock Portfolio: Initial       0.75%         0.28%      0.00%         1.03%
Shares
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund               0.08%         0.22%      0.00%         0.30%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Foundation Fund                 0.75%         0.18%      0.00%         0.93%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Fund                            0.75%         0.20%      0.00%         0.95%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund             0.72%         0.28%      0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Growth and Income Fund          0.75%         0.20%      0.00%         0.95%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund       0.03%         0.98%      0.00%         1.01%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Masters Fund                    0.81%         0.19%      0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Omega Fund                      0.52%         0.20%      0.00%         0.72%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund            0.80%         0.20%      0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund             0.80%         0.23%      0.00%         1.03%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Strategic Income Fund           0.51%         0.30%      0.00%         0.81%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                             0.48%         0.10%      0.10%         0.68%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                                    0.58%         0.10%      0.10%         0.78%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                               0.58%         0.13%      0.10%         0.81%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                                  0.73%         0.20%      0.10%         1.03%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                                     0.58%         0.92%      0.10%         1.60%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class                          0.53%         0.11%      0.10%         0.74%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class                  0.58%         0.15%      0.10%         0.83%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio: Service Class                          0.58%         0.10%      0.10%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Service Class                              0.24%         0.04%      0.10%         0.38%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio: Service Class                  0.43%         0.11%      0.10%         0.64%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio:  Service Class                    0.63%         0.87%      0.10%         1.60%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                              0.43%         0.14%      0.10%         0.67%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio: Service Class          0.58%         0.92%      0.10%         1.60%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class                       0.48%         0.10%      0.10%         0.68%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class                  0.58%         0.11%      0.10%         0.79%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                               0.58%         0.11%      0.10%         0.79%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class                      0.58%         0.26%      0.10%         0.94%
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Growth and           0.75%         0.25%      0.00%         1.00%
Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT CORE U.S.            0.70%        0.11%       0.00%         0.81%
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT CORE Large Cap       0.70%        0.20%       0.00%         0.90%
Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT CORE Small Cap       0.75%        0.25%       0.00%         1.00%
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Capital Growth       0.75%        0.25%       0.00%         1.00%
Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value        0.80%        0.13%       0.00%         0.93%
Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT International        1.00%        0.35%       0.00%         1.35%
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Global Income        0.90%        0.25%       0.00%         1.15%
Fund
----------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                                          0.79%        0.28%       0.00%        1.07%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                                   0.50%        0.26%       0.00%         0.76%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                              0.75%        0.28%       0.00%        1.03%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                               1.15%        0.21%       0.00%        1.36%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund: Class I           0.98%        0.26%       0.00%        1.24%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                                0.50%        0.25%       0.00%        0.75%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                                         0.59%        0.25%       0.00%        0.84%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I                           1.00%        0.33%       0.00%        1.33%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                                   0.38%        0.25%       0.00%        0.63%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund: Class I                                   0.59%        0.25%       0.00%        0.84%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                              0.99%        0.26%       0.00%        1.25%
----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                                        1.10%        0.28%       0.00%        1.38%
----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                                         0.86%        0.22%       0.00%        1.08%
----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                                           0.93%        0.26%       0.00%        1.19%
----------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                                    0.74%        0.27%       0.00%        1.01%
----------------------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund: Class I                                   0.75%        0.27%       0.00%        1.02%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                              0.66%        0.34%       0.00%        1.00%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund: Class I                                   0.90%        0.27%       0.00%        1.17%
----------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                                     0.85%        0.43%       0.00%        1.28%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Dividend Capture Fund                                  0.60%        0.40%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Growth Fund                                            0.60%        0.40%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Income Equity Fund                                     0.60%        0.40%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Mid Corp America Fund                                  0.60%        0.40%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA New Economy Fund                                       0.60%        0.40%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Dynamics Fund             0.75%        0.33%       0.00%         1.08%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Equity Income Fund        0.75%        0.34%       0.00%         1.09%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Growth Fund               0.85%        0.67%       0.00%         1.52%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund      0.75%        0.31%       0.00%         1.06%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF High Yield Fund           0.60%        0.42%       0.00%         1.02%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Real Estate               0.90%        0.48%       0.00%         1.38%
Opportunity Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Small Company Growth      0.75%        0.50%       0.00%         1.25%
Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Technology Fund           0.75%        0.34%       0.00%         1.09%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Total Return Fund         0.75%        0.40%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Utilities Fund            0.60%        0.55%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares                0.65%        0.05%       0.25%         0.95%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service Shares             0.65%        0.06%       0.25%         0.96%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P. Morgan Bond Portfolio                        0.30%        0.45%       0.00%         0.75%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P. Morgan International Opportunities           0.60%        0.60%       0.00%         1.20%
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P. Morgan Small Company Portfolio               0.60%        0.55%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P. Morgan U.S. Disciplined Equity Portfolio     0.35%        0.50%       0.00%         0.85%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Investors Growth Stock Series:  Service Class                     0.75%        0.17%       0.00%         0.92%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Mid Cap Growth Series:  Service Class                             0.75%        0.16%       0.00%         0.91%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Utilities Series                                                  0.75%        0.18%       0.00%         0.93%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Value Series:  Service Class                                      0.75%        0.16%       0.00%         0.91%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                                         0.82%        0.05%       0.00%         0.87%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Balanced Portfolio                                   0.70%        0.17%       0.00%         0.87%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio                                       0.57%        0.18%       0.00%         0.75%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio                         0.74%        0.18%       0.00%         0.92%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap Portfolio                        0.72%        0.23%       0.00%         0.95%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity Index Portfolio                               0.30%        0.20%       0.00%         0.50%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Government Bond Portfolio                            0.45%        0.17%       0.00%         0.62%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap Growth Portfolio                           0.65%        0.16%       0.00%         0.81%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Growth Portfolio                             0.65%        0.17%       0.00%         0.82%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value Portfolio                              0.73%        0.22%       0.00%         0.95%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation           0.64%        0.04%       0.00%         0.68%
Fund/VA: Initial Class
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global Securities              0.64%        0.06%       0.00%         0.70%
Fund/VA: Initial Class
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth &           0.68%        0.05%       0.00%         0.73%
Income Fund/VA: Initial Class
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - PIMCO VIT High Yield Bond Portfolio            0.25%        0.51%       0.00%         0.76%
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - PIMCO VIT Real Return Bond Portfolio           0.25%        0.42%       0.00%         0.67%
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - PIMCO VIT Total Return Bond Portfolio          0.25%        0.41%       0.00%         0.66%
----------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Micro-Cap Portfolio                                  1.25%        0.10%       0.00%         1.35%
----------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Small-Cap Portfolio                                  1.00%        0.35%       0.00%         1.35%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers- Greenwich Street Series Fund - Variable Emerging Growth       0.75%        0.43%       0.00%         1.18%
Fund
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Capital Fund                      0.83%        0.17%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - High Yield Bond Fund              0.18%        0.82%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Investors  Fund                   0.70%        0.12%       0.00%         0.82%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Strategic Bond Fund               0.64%        0.36%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Total Return Fund                 0.66%        0.34%       0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Active International Allocation       0.27%        0.88%       0.00%         1.15%
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Core Plus Emerging Markets Debt       0.80%        0.37%       0.00%         1.17%
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio      0.39%        0.31%       0.00%         0.70%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio     0.98%        0.87%       0.00%         1.85%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Equity Growth Portfolio               0.49%        0.36%       0.00%         0.85%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Global Value Equity Portfolio         0.67%        0.48%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - High Yield Portfolio                  0.47%        0.33%       0.00%         0.80%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - International Magnum Portfolio        0.62%        0.54%       0.00%         1.16%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio              0.41%        0.64%       0.00%         1.05%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Value Portfolio               0.70%        0.35%       0.00%         1.05%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Technology Portfolio                  0.66%        0.51%       0.00%         1.17%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio            0.75%        0.35%       0.00%         1.10%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Value Portfolio                       0.47%        0.38%       0.00%         0.85%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Comstock Portfolio: Class II                 0.00%        0.79%       0.25%         1.04%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Enterprise Portfolio: Class II               0.48%        0.12%       0.25%         0.85%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II          0.70%        0.06%       0.25%         1.01%
----------------------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small Cap Portfolio                                    0.85%        0.04%       0.25%         1.14%
----------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - EAFE(R) Equity Index Fund                                  0.45%         0.36%      0.00%         0.81%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Equity 500 Index Fund                                      0.20%         0.11%      0.00%         0.31%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Small Cap Index Fund                                       0.35%         0.28%      0.00%         0.63%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - International Value Portfolio                1.00%         0.60%      0.00%         1.60%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Equity Index Fund               0.32%        0.22%       0.00%         0.54%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Global Leaders Fund             0.87%        0.28%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund       0.66%        0.98%       0.00%         1.64%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Masters Fund                    0.87%        0.19%       0.00%         1.06%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund            0.87%        0.20%       0.00%         1.07%
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA Special Equity Fund             0.92%        0.23%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                                     0.58%        6.55%       0.10%         7.23%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Service Class                              0.24%        0.22%       0.10%         0.56%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class                     0.63%        2.36%       0.10%         3.09%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio: Service Class          0.58%        2.95%       0.10%         3.63%
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Growth and           0.75%        0.42%       0.00%         1.17%
Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT CORE U.S.            0.70%        0.12%       0.00%         0.82%
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT CORE Large Cap       0.70%        0.69%       0.00%         1.39%
Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT CORE Small Cap       0.75%        0.47%       0.00%         1.22%
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Capital Growth       0.75%        0.94%       0.00%         1.69%
Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value        0.80%        0.14%       0.00%         0.94%
Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT International        1.00%        1.05%       0.00%         2.05%
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Global Income        0.90%        1.50%       0.00%         2.40%
Fund
----------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund:  Class I                             0.90%        0.34%       0.00%         1.24%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Growth Fund               0.85%        1.47%       0.00%         2.32%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Real Estate               0.90%        1.80%       0.00%         2.70%
Opportunity Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Small Company Growth      0.75%        0.54%       0.00%         1.29%
Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Total Return Fund         0.75%        0.56%       0.00%         1.31%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Utilities Fund            0.60%        0.77%       0.00%         1.37%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Mid Cap Growth Series:  Service Class                             0.75%        0.21%       0.00%         0.96%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio                                       0.60%        0.18%       0.00%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap Portfolio                        0.74%        0.23%       0.00%         0.97%
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value Portfolio                              0.74%        0.22%       0.00%         0.96%
----------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Micro-Cap Portfolio                                  1.25%        0.17%       0.00%         1.42%
----------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Small-Cap Portfolio                                  1.00%        1.20%       0.00%         2.20%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Capital Fund                      0.85%        0.17%       0.00%         1.02%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - High Yield Bond Fund              0.75%        0.82%       0.00%         1.57%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Strategic Bond Fund               0.75%        0.36%       0.00%         1.11%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc. - Total Return Fund                 0.80%        0.34%       0.00%         1.14%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Active International Allocation       0.80%        0.88%       0.00%         1.68%
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio      0.40%        0.31%       0.00%         0.71%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio     1.25%        0.87%       0.00%         2.12%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Equity Growth Portfolio               0.55%        0.36%       0.00%         0.91%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Global Value Equity Portfolio         0.80%        0.48%       0.00%         1.28%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - High Yield Portfolio                  0.50%        0.33%       0.00%         0.83%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - International Magnum Portfolio        0.80%        0.54%       0.00%         1.34%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio              0.75%        0.64%       0.00%         1.39%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Value Portfolio               0.75%        0.35%       0.00%         1.10%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Technology Portfolio                  0.80%        0.51%       0.00%         1.31%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Management      Other       12b-1     Total Mutual
                                                                                Fees       Expenses      Fees      Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio            0.80%        0.35%       0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Value Portfolio                       0.55%        0.38%       0.00%         0.93%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Enterprise Portfolio: Class II               0.50%        0.12%       0.25%         0.87%
----------------------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three monthly deductions. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
  -      Additional Protection Rider;
  -      Change of Insured Rider; and
  -      Maturity Extension Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law.

Policy owners may return the policy for any reason before the latest of:
  -      10 days after receiving the policy;
  -      45 days after signing the application; or
  - 10 days after Nationwide mails or delivers a Notice of Right of Withdrawal.

See "Right to Revoke."

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in February, 1981 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company, the parent of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-D is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on May 22, 1998, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual funds chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash values to the fixed account. No transfer charge will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Changes within the Variable Account

Nationwide may, from time to time, create additional sub-accounts in the variable account. These sub-accounts may not be available to all policy owners. Nationwide also has the right to eliminate sub-accounts from the variable account, to combine two or more investment divisions, or to substitute a new underlying mutual fund for the underlying mutual fund in which a sub-account invests.

A substitution may become necessary if, in Nationwide's judgment, an underlying mutual fund no longer suits the purposes of the policies. This may happen due to:

  -      a change in laws or regulations;

  - a change in the underlying mutual fund's investment objectives or restrictions;
  -      an underlying mutual fund no longer being available for investment;
         or
  -      some other reason.

In general, Nationwide may consider substituting an underlying mutual fund in which one of the sub-accounts invests under the following circumstances:

  - if a conflict of interest arises with the underlying mutual fund's investment manager or other investors in the same underlying mutual fund;
  - if the personnel of the underlying mutual fund's manager changes in a way Nationwide deems unfavorable;
  - if the underlying mutual fund's manager does not control risks consistent with the underlying mutual fund's investment objectives and methods;
  - if an underlying mutual fund's investment performance is unsatisfactory over a period of time compared to relevant benchmarks, taking into account the underlying mutual fund's investment objectives and methods; or
  - if an underlying mutual fund's investment manager resigns or otherwise ceases to manage the underlying mutual fund's assets.

The approval of policy owners is not required for such a substitution, and policy owners have no legal right to compel such a substitution. No substitution of securities in the variable account may take place without an order from the SEC and under such requirements as it may impose.

Subject to any required regulatory approvals, Nationwide reserves the right to transfer assets of the variable account or of any of the sub-accounts to another separate account or sub-account that Nationwide determines to be associated with the class of policies to which the policy belongs, to another separate account or to another investment division.

Where permitted by law, Nationwide reserves the right to:

  1) register or deregister the variable account under the Investment Company Act of 1940, subject to an order from the SEC;
  2) operate the variable account as a managed separate account or any other form of organization permitted by applicable law;
  3) reserve, restrict, or eliminate any voting rights of policy owners, or other persons who have voting rights through the variable account; and
  4) combine the variable account with other separate accounts, subject to an order from the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein is subject to the provisions of these Acts, and Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. It is the current practice to set crediting rates at the beginning of each calendar quarter. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

  -      the insured must be age 80 or younger;
  - Nationwide may require satisfactory evidence of insurability (including a medical exam); and
  -      a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

  - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

  - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

  - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

  -      New Year's Day
  -      Martin Luther King, Jr. Day
  -      Presidents' Day
  -      Good Friday
  -      Memorial Day
  -      Independence Day
  -      Labor Day
  -      Thanksgiving
  -      Christmas

Nationwide also will not price purchase payments if:

  1)     trading on the New York Stock Exchange is restricted;

  2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2% thereafter. Currently, the sales load is 3% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter. The target premium is a premium based upon the specified amount; it is the level annual premium amount at which the sales load is reduced on a current basis.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may not equal the assessment paid by Nationwide during any particular year.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account, unless the Policy Owner directs that deductions be assessed to particular sub-accounts.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (except unisex in Indiana, Maryland and North Dakota). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The current cost of insurance rates vary by attained age, duration of coverage, and tobacco-use status. The current cost of insurance rates also vary according to the type of underwriting that applies to the insured lives and the rate class of an insured.

Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower rate than an insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the insured. On groups, Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the specified amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increase in specified amount resulting from the increase, in the order of the increase.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies, including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is deducted proportionally from the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this rate will be equal to an annualized rate of 0.40% of the daily nets assets of the variable account in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges) and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

  -      the number of insureds;
  -      the total premium expected to be paid;
  -      total assets under management for the policy owner;
  -      the nature of the relationship among individual insureds;
  -      the purpose for which the policies are being purchased;
  -      the expected persistency of individual policies; and
  - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any indebtedness or other deductions due on that date.

Other Amounts Paid at Surrender

For policies purchased by corporations and other groups, an amount may be paid Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the corporation that was the policy owner on the date of issue. These payments will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. An additional surrender payment may be available for certain individually owned, corporate sponsored plans.

The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:

  -      the number of insureds;
  -      the nature of the relationship among individual insureds;
  -      the purpose for which the policies are being purchased;
  -      the expected persistency of the policies; and
  - any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

  1)     the minimum partial surrender is $500;
  2) in order to preserve the amount of coverage initially purchased, a partial surrender may not cause the total specified amount to be reduced below the specified amount indicated on the initial application;

  3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and
  4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by an amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

  1)     the surrender occurs before the 15th policy anniversary; and
  2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

  1)     against the most recent increase in the specified amount;
  2) against the next most recent increases in the specified amount in succession; and
  3)     against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

  1)     the value each year of the life insurance protection provided;
  2)     an amount equal to any employer-paid premiums; or
  3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals:

  1)     the cash value on the preceding valuation period; plus
  2)     any net premiums applied since the previous valuation period; minus
  3)     any partial surrenders; plus or minus
  4)     any investment results; minus
  5)     any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while an insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

  1)     the request must be applied for in writing;
  2)     satisfactory evidence of insurability must be provided;
  3)     the increase must be for a minimum of $10,000;
  4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and
  5)     age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

  1)     against insurance provided by the most recent increase;
  2)     against the next most recent increases successively; and
  3)     against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

  1)     reduce the specified amount below $50,000; or
  2)     disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums may be allocated to the sub-accounts during the period a policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I or the fixed account. At the expiration of the cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing
(a) by (b) and subtracting (c) from the result where:

  a)     is the sum of:

         1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

         2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

  b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

  c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this rate will be equal to an annualized rate of 0.40% of the daily net assets of the variable account in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event that part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty, subject to the following requirements:

  - Nationwide reserves the right to limit such transfers to one per policy year;

  - transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

  - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years will be 20%, 25%, 33%, 50% and 100%, respectively;

  - transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;

  - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and

  - Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfers among sub-accounts are limited to once per valuation period.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

Policy owners may return the policy for any reason before the latest of:
  -      10 days after receiving the policy;
  -      45 days after signing the application; or
  - 10 days after Nationwide mails or delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or returned directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts plus 100% of the cash value in the fixed account plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in writing. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the policy's assets are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount transferred from the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The loan interest rate is guaranteed not to exceed 3.75% per year for all policy loans. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation instructions in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation instructions in effect at the time of the repayment. Each repayment must be at least $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the GVIT Gartmore GVIT Money Market Fund: Class I.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) Guideline Premium/Cash Value Corridor Test; or
(2) the Cash Value Accumulation Test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.

OPTION 3. The death benefit is the greater of: (a) the applicable percentage of the cash value as of the date of death; or (b) the specified amount plus the lesser of either: (i) the maximum increase amount shown on the policy, or
(ii) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy. Once elected, Option 3 is irrevocable.

                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                     APPLICABLE PERCENTAGE OF CASH VALUE

---------------------------------------------------------------------------------------------------------------------
      Attained           Percentage          Attained          Percentage           Attained          Percentage
        Age             of Cash Value           Age           of Cash Value           Age           of Cash Value
---------------------------------------------------------------------------------------------------------------------
        0-40                250%                60                130%                 80                105%
---------------------------------------------------------------------------------------------------------------------
         41                 243%                61                128%                 81                105%
---------------------------------------------------------------------------------------------------------------------
         42                 236%                62                126%                 82                105%
---------------------------------------------------------------------------------------------------------------------
         43                 229%                63                124%                 83                105%
---------------------------------------------------------------------------------------------------------------------
         44                 222%                64                122%                 84                105%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         45                 215%                65                120%                 85                105%
---------------------------------------------------------------------------------------------------------------------
         46                 209%                66                119%                 86                105%
---------------------------------------------------------------------------------------------------------------------
         47                 203%                67                118%                 87                105%
---------------------------------------------------------------------------------------------------------------------
         48                 197%                68                117%                 88                105%
---------------------------------------------------------------------------------------------------------------------
         49                 191%                69                116%                 89                105%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         50                 185%                70                115%                 90                105%
---------------------------------------------------------------------------------------------------------------------
         51                 178%                71                113%                 91                104%
---------------------------------------------------------------------------------------------------------------------
         52                 171%                72                111%                 92                103%
---------------------------------------------------------------------------------------------------------------------
         53                 164%                73                109%                 93                102%
---------------------------------------------------------------------------------------------------------------------
         54                 157%                74                107%                 94                101%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         55                 150%                75                105%                 95                101%
---------------------------------------------------------------------------------------------------------------------
         56                 146%                76                105%                 96                101%
---------------------------------------------------------------------------------------------------------------------
         57                 142%                77                105%                 97                101%
---------------------------------------------------------------------------------------------------------------------
         58                 138%                78                105%                 98                101%
---------------------------------------------------------------------------------------------------------------------
         59                 134%                79                105%                 99                101%
---------------------------------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the preceding percentages will differ.

                         CASH VALUE ACCUMULATION TEST
                     APPLICABLE PERCENTAGE OF CASH VALUE

---------------------------------------------------------------------------------------------------------------------
      Attained           Percentage          Attained          Percentage           Attained          Percentage
        Age             of Cash Value           Age           of Cash Value           Age           of Cash Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                46               274.79%               76              133.56%
---------------------------------------------------------------------------------------------------------------------
                                                47               266.55%               77              132.83%
---------------------------------------------------------------------------------------------------------------------
         18                667.85%              48               258.61%               78              132.18%
---------------------------------------------------------------------------------------------------------------------
         19                648.73%              49               250.98%               79              131.58%
---------------------------------------------------------------------------------------------------------------------
         20                630.14%              50               243.65%               80              131.04%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         21                611.94%              51               236.59%               81              130.55%
---------------------------------------------------------------------------------------------------------------------
         22                594.06%              52               229.82%               82              130.12%
---------------------------------------------------------------------------------------------------------------------
         23                576.45%              53               223.34%               83              127.37%
---------------------------------------------------------------------------------------------------------------------
         24                559.07%              54               217.13%               84              124.75%
---------------------------------------------------------------------------------------------------------------------
         25                541.95%              55               211.19%               85              122.27%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         26                525.08%              56               205.51%               86              119.90%
---------------------------------------------------------------------------------------------------------------------
         27                508.52%              57               200.06%               87              117.63%
---------------------------------------------------------------------------------------------------------------------
         28                492.32%              58               194.84%               88              115.44%
---------------------------------------------------------------------------------------------------------------------
         29                476.49%              59               189.84%               89              113.31%
---------------------------------------------------------------------------------------------------------------------
         30                461.08%              60               185.03%               90              112.35%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         31                446.10%              61               180.43%               91              111.38%
---------------------------------------------------------------------------------------------------------------------
         32                431.57%              62               176.02%               92              110.38%
---------------------------------------------------------------------------------------------------------------------
         33                417.50%              63               171.81%               93              109.32%
---------------------------------------------------------------------------------------------------------------------
         34                403.89%              64               167.80%               94              108.18%
---------------------------------------------------------------------------------------------------------------------
         35                390.73%              65               163.98%               95              106.94%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
      Attained           Percentage          Attained          Percentage           Attained          Percentage
        Age             of Cash Value           Age           of Cash Value           Age           of Cash Value
---------------------------------------------------------------------------------------------------------------------
         36                378.03%              66               160.34%               96              105.62%
---------------------------------------------------------------------------------------------------------------------
         37                365.79%              67               156.86%               97              104.27%
---------------------------------------------------------------------------------------------------------------------
         38                354.01%              68               153.54%               98              102.99%
---------------------------------------------------------------------------------------------------------------------
         39                342.67%              69               150.37%               99              100.00%
---------------------------------------------------------------------------------------------------------------------
         40                331.77%              70               147.33%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         41                321.30%              71               144.44%
-------------------------------------------------------------------------------
         42                311.24%              72               141.69%
-------------------------------------------------------------------------------
         43                301.57%              73               139.10%
-------------------------------------------------------------------------------
         44                292.29%              74               136.66%
-------------------------------------------------------------------------------
         45                283.37%              75               134.38%
-------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the preceding percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and cannot be changed. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide. In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount where the total premiums paid exceed the premium limit required by applicable state law to qualify the policy as a contract for life insurance.

For polices issued after the later of May 1, 2002 or the date Nationwide is authorized to issue policies with a Maximum Death Benefit within the Policy Owner's state, Nationwide reserves the right to limit the amount of insurance under any certificate to the Maximum Death Benefit. Currently, the Maximum Death Benefit is equal to the sum of the cash value and $8,000,000. The Maximum Death Benefit may be increased at Nationwide's sole discretion.

The death benefit will be calculated on the monthly anniversary and upon the death of the insured. If the calculation exceeds the Maximum Death Benefit, Nationwide reserves the right to pay to the Policy Owner a pre-death distribution to reduce the Cash Value so that the death benefit will not exceed $7,200,000 plus the cash value. If death benefit Option 3 is applicable and the accumulated premium account is greater than the Cash Value, Nationwide reserves the right to reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the distribution. The accumulated premium account will not become less that zero because of a pre-death distribution.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords policy owners. For example, the policy's cash value may increase at a rate that outpaces the ratio of cash value to life insurance permitted under the Internal Revenue Code (see "Tax Matters"). In some instances, Nationwide and the policy owner may address this situation by increasing the specified amount of insurance so that the policy's ratio of cash value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the specified amount would cause the death benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

Nationwide will notify the Policy Owner that a pre-death distribution and/or a reduction in the accumulated premium account has been generated. Such notice shall be sent no later than thirty days after the event. Taxes arising from the pre-death distribution, if any, are the responsibility of the Policy Owner. Policy Owners are urged to confer with their tax advisers regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide"). Also, policies to which an additional surrender payment applies at the time the death proceeds become payable may receive death proceeds in excess of the amount calculated under the Death Benefits section. The amount of additional death proceeds, if any, will be based on the amount of the additional surrender payment in effect at the time that death proceeds become payable (see "Cash Surrender Value - Other Amounts Paid at Surrender").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

  1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;
  2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and
  3)     is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. Maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may, at any time upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash values to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period will be allowed for the payment of a premium equal up to three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

  1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

  2)     providing evidence of insurability satisfactory to Nationwide;

  3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

  4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

  5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Unless the policy owner has provided otherwise, all amounts will be allocated based on the underlying mutual fund allocation instructions in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

DUE TO THE COMPLEXITY OF THESE RULES, AND BECAUSE THEY ARE AFFECTED BY THE FACTS AND CIRCUMSTANCES OF THE INSURED, THE INSURED SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISERS REGARDING THESE MATTERS.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy. (For examples see, Winn-Dixie Stores, Inc. v. Commissioner of Internal Revenue (11th Cir., 2001); American Elec. Power, Inc. v. United States (S.D. Ohio 2001); and IRS v. CM Holdings, Inc. (D. Del. 2000)).

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

  - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

  - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the 1940 Act for the variable account; and

  - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide's parent company, Nationwide Life Insurance Company ("Nationwide

Life"), was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide Life which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide Life was a fiduciary under ERISA and that Nationwide Life breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide Life; and that Nationwide Life violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide Life and other unspecified compensatory damages. On November 15, 2001, Nationwide Life filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide Life's motion to dismiss the amended complaint. On February 22, 2002, Nationwide Life filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide Life intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VL Separate Account - D and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.

NISC serves as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  -      Nationwide VLI Separate Account-2;
  -      Nationwide VLI Separate Account-3;
  -      Nationwide VLI Separate Account-4;
  -      Nationwide VLI Separate Account-5;
  -      Nationwide Multi-Flex Variable Account;
  -      Nationwide Variable Account;
  -      Nationwide Variable Account-II;
  -      Nationwide Variable Account-4;
  -      Nationwide Variable Account-5;
  -      Nationwide Variable Account-6;
  -      Nationwide Variable Account-7;
  -      Nationwide Variable Account-8;
  -      Nationwide Variable Account-9;
  -      Nationwide Variable Account-10;
  -      Nationwide VA Separate Account-A;
  -      Nationwide VA Separate Account-B;
  -      Nationwide VA Separate Account-C;
  -      Nationwide VL Separate Account-B;
  -      Nationwide VL Separate Account-C; and
  -      Nationwide VL Separate Account-D.

First year commission payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 8% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of

0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. Expense allowances may be available.

No underwriting commissions have been paid by Nationwide to NISC.

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NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
  Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer
The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate accounts, each of which is a registered investment company:

  -      Nationwide VL Separate Account-B;
  -      Nationwide VL Separate Account-C;
  -      Nationwide VL Separate Account-D;
  -      Nationwide VA Separate Account-A;
  -      Nationwide VA Separate Account-B;
  -      Nationwide VA Separate Account-C; and
  -      Nationwide VA Separate Account-D.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. Nationwide Life and Annuity Insurance Company is a wholly-owned subsidiary of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.

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

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

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

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described in the Fund's prospectus which have differing investment objectives and policies. Alliance Capital Management L.P. ("Alliance").

     GROWTH AND INCOME PORTFOLIO: CLASS A

     Investment Objective: Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income securities and convertible securities.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc. ("American Century").

     AMERICAN CENTURY VP BALANCED FUND: CLASS I

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     AMERICAN CENTURY VP GROWTH FUND: CLASS I

     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P
     500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I

     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I

     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

     AMERICAN CENTURY VP VISTA FUND: CLASS I

     Investment Objective: Long-term capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of medium-sized and smaller companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

DEUTSCHE VIT FUNDS

Deutsche VIT Funds (the "Trust") is an open-end management investment company currently offering shares in the Funds listed below. Shares are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various insurance companies. Deutsche Asset Management, Inc. is the funds' investment adviser.

     EAFE(R) EQUITY INDEX FUND

     Investment Objective: To replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE(R)") Index.

     EQUITY 500 INDEX FUND

     Investment Objective: To replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index.

     SMALL CAP INDEX FUND

     Investment Objective: To replicate as closely as possible the performance of the Russell 2000 Small Stock Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS INVESTMENT PORTFOLIOS: INITIAL SHARES

Dreyfus Investment Portfolio (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     MID CAP STOCK PORTFOLIO: INITIAL SHARES

     Investment Objective: To provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by Standard & Poor's MidCap 400 Index. This Portfolio invests primarily in a portfolio of equity securities of medium-sized domestic insurers, while attempting to maintain volatility and diversification similar to that of the Standard & Poor's MidCap 400 Index.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager.

     APPRECIATION PORTFOLIO: INITIAL SHARES

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     DISCIPLINED STOCK PORTFOLIO: INITIAL SHARES

     Investment Objective: To provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. This Portfolio will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.

     INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES

     Investment Objective: Long-term capital growth. This Portfolio invests primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by Dreyfus.



     LIMITED TERM HIGH INCOME PORTFOLIO: INITIAL SHARES

     Investment Objective: To maximize total return, consisting of capital appreciation and current income. This Portfolio seeks to achieve its objective by investing up to all of its assets in a portfolio of lower rated fixed-income securities that, under normal market conditions, have an effective duration of three and one-half years or less and an effective average portfolio maturity of four years or less. INVESTMENTS IN LOWER RATED FIXED-INCOME SECURITIES ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO.

     QUALITY BOND PORTFOLIO: INITIAL SHARES

     Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and U.S. major banking institutions.

     SMALL COMPANY STOCK PORTFOLIO: INITIAL SHARES

     Investment Objective: To provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500 Index. This Portfolio invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500 Index.

EVERGREEN VARIABLE ANNUITY TRUST

The Evergreen Variable Annuity Trust ("Trust") is an open-end management investment company commonly referred to as a mutual fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, and Evergreen VA Small Cap Value Fund (formerly, Evergreen VA Small Cap Equity Income Fund) is Evergreen Asset Management Corp., a subsidiary of First Union Corporation.

The investment adviser to the Evergreen VA Masters Fund, is Evergreen Investment Management (formerly,

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Capital Management Group), a subsidiary of First Union Corporation.

The investment adviser to the Evergreen VA Equity Index Fund is First Capital Group, a division of FUNB, a subsidiary of First Union Corporation.

The investment adviser to the Evergreen VA International Growth Fund, Evergreen VA Omega Fund (formerly, Evergreen VA Aggressive Growth Fund), and Evergreen VA Strategic Income Fund is Evergreen Investment Management Company, a subsidiary of First Union Corporation.

The investment adviser to the Evergreen VA Special Equity Fund is Meridian Investment Company, a subsidiary of First Union Corporation.

      EVERGREEN VA EQUITY INDEX FUND

      Investment Objective: Investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund seeks to meet its objective by investing substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index.

      EVERGREEN VA FOUNDATION FUND

      Investment Objective: In order of priority: reasonable income, conservation of capital and capital appreciation. The Fund seeks to meet its objective by investing, under normal conditions, at least 25% of its assets in debt securities and the remainder in equity securities. The equity securities that the Fund invests in will include common stocks, preferred stocks and securities convertible or exchangeable for common stocks. The Fund's fixed income portion will include corporate debt securities issued by the U.S. Treasury or by an agency or instrumentally of the U.S. government, bank obligations, and high quality commercial paper.

      EVERGREEN VA FUND

      Investment Objective: To achieve long-term capital growth. The Fund seeks to meet its objective by investing primarily in the common stocks of large U.S. companies.

      EVERGREEN VA GLOBAL LEADERS FUND

      Investment Objective: To provide investors with long-term capital growth. The Fund seeks to meet its objective by investing at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment adviser will screen the largest companies in major industrialized countries and the Fund will invest in the 100 best companies selected by the investment adviser based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

      EVERGREEN VA GROWTH AND INCOME FUND

      Investment Objective: Capital growth in the value of its shares and current income. The Fund seeks to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stocks of mid-sized U.S. companies. The Fund may also invest up to 25% of its assets in foreign securities.

      EVERGREEN VA INTERNATIONAL GROWTH FUND

      Investment Objective: Long-term growth of capital and secondarily, modest income. The Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of eastern Europe.

      EVERGREEN VA MASTERS FUND

      Investment Objectives: Long-term capital growth. The Fund's investment program is based on the Manager of Managers Strategy of First Union Bank's Evergreen Investment Management division (EIM). EIM allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations, each of which employs a different style. EIM has ultimate responsibility for the investment performance of the Fund. The style of each investment management organization is described below. EIM will continuously monitor the performance and investment styles of the Fund's portfolio managers. There can be no assurance that the Fund's investment objective will be achieved.

      Evergreen Asset Management Corp. ("Evergreen") will invest it's segment of the Fund's assets according to a value oriented strategy. Evergreen will invest in equity securities of U.S. and foreign companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment between approximately $500 million and $5 billion. Evergreen will invest in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.

      MFS Institutional Advisors, Inc. ("MFS") will invest its segment of the portfolio according to its growth oriented investment strategy by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 1% and 10%) of its segment of the Fund's assets in foreign securities.

     OppenheimerFunds, Inc. ("OppenheimerFunds") manages its segment of the portfolio in accordance with a blended growth and value investment strategy. Investments are primarily in equity securities of those companies with market capitalizations over $5 billion; however, OppenheimerFunds may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, OppenheimerFunds may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.

     Putnam Investment Management, Inc. ("Putnam") invests its segment of the portfolio primarily, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. In the evaluation of a company, more consideration is given to growth potential than to dividend income.

     EVERGREEN VA OMEGA FUND

     Investment Objective: Long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

     EVERGREEN VA SMALL CAP VALUE FUND

     Investment Objective: Current income and capital growth in the value of its shares. The Fund seeks to meet its objective by investing primarily in common stocks of small U.S. companies (less than $1 billion in market capitalization). The Fund's equity securities will include common stocks and securities convertible into common stock.

     EVERGREEN VA SPECIAL EQUITY FUND

     Investment Objective: Capital growth. The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks in initial public offerings ("IPOs").

     EVERGREEN VA STRATEGIC INCOME FUND

     Investment Objective: High current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities. The Fund seeks to meet its objective by allocating its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

     VIP VALUE PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio seeks to meet its objective by investing primarily in common stocks of both domestic and foreign companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings, growth potential or cash flow, in relation to securities of other companies in the same industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS

     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments. Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.


     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

     VIP II INDEX 500 PORTFOLIO

     Investment Objective: Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500). Normally, invests at least 80% of assets in common stocks included in the S&P 500.

     VIP II INVESTMENT GRADE BOND PORTFOLIO: INITIAL CLASS

     Investment Objective: As high a level of current income as is consistent with preservation of capital. Normally invests in U.S.
     dollar-denominated investment-grade bonds of medium and high quality.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio seeks to meet its objective by investing primarily in common stocks of companies FMR believes offer the potential for accelerated earnings or revenue growth. FMR will focus its investments in domestic or foreign medium-sized companies, but it may also invest substantially in larger or smaller companies.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS

     Investment Objective: Income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio seeks to meet its objective by investing primarily in the common stocks of foreign, as well as domestic issuers. FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on a fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth, potential, earnings estimates and management. FMR may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     COMSTOCK GVIT VALUE FUND: CLASS I

     Subadviser: Van Kampen Asset Management Inc. Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I

     Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P
     400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

     Subadviser: Federated Investment Counseling Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I

     Subadviser: Gartmore Global Partners Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I

     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I

     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I

     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I

     Subadviser: J.P. Morgan Investment Management, Inc.

     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I

     Subadviser: Miller, Anderson & Sherrerd, LLP

     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JUNE 15, 2000)

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

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     STRONG GVIT MID CAP GROWTH FUND: CLASS I

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)

     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

The Goldman Sachs Variable Insurance Trust (the "Trust") is an open-end, management investment company (mutual fund) providing a series of equity and fixed-income investment options. Shares of the Trust may be purchased and held by the separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

     GOLDMAN SACHS VIT CAPITAL GROWTH FUND

     Investment Objective: Long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appreciation potential. Goldman Sachs Asset Management serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT CORE U.S. EQUITY FUND

     Investment Objective: Long-term growth of capital and dividend income through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy. Goldman Sachs Asset Management serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT CORE LARGE CAP GROWTH FUND

     Investment Objective: Long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earning growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration. Goldman Sachs Asset Management serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND

     Investment Objective: Long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment. Goldman Sachs Asset Management serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT GLOBAL INCOME FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER FEBRUARY 5, 2002)

     Investment Objective: High total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies. Goldman Sachs Asset Management International serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT GROWTH AND INCOME FUND

     Investment Objective: Long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability. Goldman Sachs Asset Management serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND

     Investment Objective: Long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. Goldman Sachs Asset Management International serves as the Fund's investment adviser.

     GOLDMAN SACHS VIT MID CAP VALUE FUND

     Investment Objective: Long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell MidCap Index at the time of investment (currently between $400 million and $16 billion). Goldman Sachs Asset Management serves as the Fund's investment adviser.

HUNTINGTON VA FUNDS

Huntington VA Funds is a trust organized as a Massachusetts business trust established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of insurance companies.

     VA DIVIDEND CAPTURE FUND

     Investment Objective: Total return on investment, with dividend income as an important component of that return.


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     VA GROWTH FUND

     Investment Objective: Long term capital appreciation through investing in equity securities.

     VA INCOME EQUITY FUND

     Investment Objective: High current income and moderate appreciation of capital primarily through investment income -producing equity securities.

     VA MID CORP AMERICA FUND

     Investment Objective: Long term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000(R)Index or have a market capitalization within the range of such included companies.

     VA NEW ECONOMY FUND

     Investment Objective: Capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc., a Maryland Corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of participating insurance companies.

     INVESCO VIF GROWTH FUND

     Investment Objective: Long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF DYNAMICS FUND

     Investment Objective: Appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF EQUITY INCOME FUND)

     Investment Objective: The best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF HEALTH SCIENCES FUND

     Investment Objective: Capital appreciation. The Fund normally invests at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF HIGH YIELD FUND

     Investment Objective: A high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF REAL ESTATE OPPORTUNITY FUND

     Investment Objective: To provide long-term capital growth. Above-average current income is an additional consideration in selecting securities for the Fund's investment portfolio. The Fund normally invests at least 65% of its total assets in publicly-traded stocks of companies principally engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as corporate bonds. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF SMALL COMPANY GROWTH FUND

     Investment Objective: Long-term capital growth. The Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter." INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF TECHNOLOGY FUND

     Investment Objective: Capital appreciation. The Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF TOTAL RETURN FUND

     Investment Objective: A high total return of investment through capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. INVESCO Funds Group, Inc. is the Fund's investment adviser.

     INVESCO VIF UTILITIES FUND

     Investment Objective: Capital appreciation and income. The assets of the Fund are invested primarily in equity securities of companies principally engaged in business as public utilities. INVESCO Funds Group, Inc. is the Fund's investment adviser.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

J.P. MORGAN SERIES TRUST II

J.P. Morgan Series Trust II, a Delaware business trust, is an open-end diversified management investment company established to provide for the investment of assets of separate accounts of life insurance companies and of qualified pension and retirement plans outside of the separate account context. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. ("Morgan").

     J.P. MORGAN BOND PORTFOLIO

     Investment Objective: To provide high total return consistent with moderate risk of capital maintenance of liquidity. The Portfolio seeks to meet its objectives by investing primarily in fixed income securities including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities that Morgan believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions, Morgan will keep the Portfolio's duration within one year of that of the Salomon Smith Barney Investment Grade Bond Index (currently about 5 years). The Portfolio may invest up to 20% of its assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.

     J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

     Investment Objective: To provide high total return from a portfolio of equity securities of foreign companies. The Portfolio seeks to meet its objective by investing primarily in companies from developed markets other than the U.S. The Portfolio's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most countries of Western Europe; emerging markets include most other countries in the world.

     J.P. MORGAN SMALL COMPANY PORTFOLIO

     Investment Objective: To provide a high total return from a portfolio of small company stocks. The Portfolio seeks to meet its objective by investing primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less tan $2 billion, typically represented by the Russell 2000 Index. The portfolio can moderately underweight or overweight industries against the Russell 2000 Index's industry weightings when it believes it will benefit performance. The Portfolio generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

     J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

     Investment Objective: To provide high total return from a portfolio of selected equity securities. The Portfolio seeks to meet its objective by investing primarily in large- and medium- capitalization U.S. companies. Industry by industry, the Portfolio's weightings are similar to those of the S&P 500. By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Portfolio seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust (the "Trust") is an open end management investment company. The Trust offers shares of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Massachusetts Financial Services Company ("MFS") serves as the Series' investment adviser.

     MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS

     Investment Objective: Long-term growth of capital and future income rather than current income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offers better than average prospects for long-term growth.

     MFS MID CAP GROWTH SERIES: SERVICE CLASS

     Investment Objective: Long-term growth of capital. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which MFS believes have above-average growth potential.

     MFS UTILITIES SERIES

     Investment Objective: Current income above that available from a portfolio invested entirely in equity securities.

     MFS VALUE SERIES: SERVICE CLASS

     Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 80% of its total assets in equity securities of large capitalization companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

     Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

ONE GROUP(R) INVESTMENT TRUST

One Group Investment Trust is a diversified, open-end management investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 7, 1993. One Group Investment Trust offers shares in the separate mutual funds (the "Funds") shown below, each with its own investment objective. The shares of the Funds are sold to life insurance companies to fund variable annuity contracts and variable life insurance policies. The assets of One Group Investment Trust are managed by Banc One Investment Advisors Corporation.

     ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO

     Investment Objective: To provide total return while preserving capital.

     ONE GROUP INVESTMENT TRUST BOND PORTFOLIO

     Investment Objective: To maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

     ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO

     Investment Objective: Long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

     ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO

     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

     ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO

     Investment Objective: Investment results that correspond to the aggregated price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"*).

     *"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Portfolio.

     ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO

     Investment Objective: A high level of current income with liquidity and safety of principal.

     ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (FORMERLY, LARGE COMPANY GROWTH FUND)

     Investment Objective: Long-term capital appreciation and growth of income by investing primarily in equity securities.

     ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

     Investment Objective: Growth of capital and, secondarily, current income, by investing primarily in equity securities. Issuers will include medium sized companies with a history of above-average growth or companies that are expected to enter periods of above-average growth, and smaller companies which are positioned in emerging growth industries.

     ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO

     Investment Objective: Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.



     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

PIMCO VARIABLE INSURANCE TRUST

The PIMCO Variable Insurance Trust is an open-end management investment company comprised of separate portfolios, each of which is treated as a separate portfolio and was organized as a Delaware business trust in 1997. Shares of the Portfolios currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser for the Portfolios.

     PIMCO VIT HIGH YIELD BOND PORTFOLIO

     Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro- denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

     PIMCO VIT REAL RETURN BOND PORTFOLIO

     Investment Objective: The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation- indexed bonds of varying maturities issued by the U.S. and non- U.S. governments, their agencies or government-sponsored enterprises and corporations.

     Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     PIMCO VIT TOTAL RETURN BOND PORTFOLIO

     Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

ROYCE CAPITAL FUND

The Trust is a diversified, open-end registered management investment company established as a Delaware business trust in 1996. Shares of the Portfolios are offered to life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Royce & Associates, Inc. is the Portfolios' investment advisor.

     ROYCE MICRO-CAP PORTFOLIO

     Investment Objective:  Long-term growth of capital.

     ROYCE SMALL-CAP PORTFOLIO

     Investment Objective: Primarily long-term growth of capital, and secondarily current income.

SALOMON BROTHERS GREENWICH STREET SERIES FUND

Greenwich Street Series Fund was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated May 13, 1991. Shares of the fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts.

     SALOMON BROTHERS VARIABLE EMERGING GROWTH FUND

     Investment Objective: Capital appreciation. The fund invests primarily in common stocks of emerging growth companies, without regard to market capitalization. These are domestic or foreign companies the manager believes are in the early stages of their life cycles and have the potential to become major enterprises. The fund may invest up to 20% of its assets in securities of foreign issuers. Salomon Brothers Asset Management Inc ("SaBAM") serves as the investment adviser for the Salomon Brothers Variable Emerging Growth Fund. SaBAM uses a team management approach.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

The Salomon Brothers Variable Series Funds Inc. is an open-end investment company incorporated in Maryland on October 1, 1997. Shares of the Funds are sold only to separate accounts of insurance companies to fund benefits for variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans. Salomon Brothers Asset Management, Inc. ("SBAM") serves as the Variable Series Funds investment adviser.

     CAPITAL FUND

     Investment Objective: Capital appreciation through investments primarily in common stock, or securities convertible into common stocks, which are believed to have above-average price appreciation potential and which may also involve above-average risk. Current income is an incidental consideration.

     HIGH YIELD BOND FUND

     Investment Objective: To maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities rated in medium or lower rating categories or determined by SBAM to be of comparable quality.

     INVESTORS FUND

     Investment Objective: Primarily to seek long-term growth of capital. Current income is a secondary objective. The Fund seeks to achieve its objectives primarily through investments in common stocks of well-known companies.

     STRATEGIC BOND FUND

     Investment Objective: A high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving SBAM broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the investment manager believes will best contribute to achievement of the Fund's investment objectives. In pursuing its investment objectives, the Fund reserves the right to invest predominantly in securities rated in medium or lower rating categories or as determined by the investment manager to be of comparable quality. Although the investment manager has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the investment manager does not anticipate investing in excess of 75% of the assets in such securities.

     TOTAL RETURN FUND

     Investment Objective: To obtain above-average income (compared to a portfolio entirely invested in equity securities). As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income. The Fund seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the investment adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     CORE PLUS EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     CORE PLUS FIXED INCOME PORTFOLIO

     Investment Objective: Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     EMERGING MARKETS EQUITY PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     EQUITY GROWTH PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     GLOBAL VALUE EQUITY PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     HIGH YIELD PORTFOLIO

     Investment Objective: Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield Securities. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The Portfolio will ordinarily seek to maintain average weighted maturity in excess of five years and will usually be between five and fifteen years. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     INTERNATIONAL MAGNUM PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. The countries in which the Portfolio will invest are primarily those comprising the Morgan Stanley International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore. Morgan Stanley Asset Management is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO

     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     MID CAP VALUE PORTFOLIO

     Investment Objective: Above-average total return over a market cycle of three to five years by investing in common stock and other equity securities of issuers with market capitalizations in the range of the companies represented in the S & P MidCap 400 Index. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     TECHNOLOGY PORTFOLIO

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     Investment Objective: Long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects will benefit from their involvement in technology and technology-related industries. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

     U.S. REAL ESTATE PORTFOLIO

     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     VALUE PORTFOLIO

     Investment Objective: Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as each Portfolio's investment adviser.

     COMSTOCK PORTFOLIO: CLASS II

     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

     EMERGING GROWTH PORTFOLIO: CLASS II

     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in a portfolio of common stocks considered by the Portfolio's investment adviser to be emerging growth companies.

     ENTERPRISE PORTFOLIO: CLASS II

     Investment Objective: Capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

W&R TARGET FUNDS, INC.

The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell & Reed Investment Management Company is the Fund's investment advisor.

     SMALL CAP PORTFOLIO

     Investment Objective: The Small Cap Portfolio seeks capital growth. It seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.


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APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH
BENEFITS FOR ONE INVESTOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.83% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 0.85%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.23%, 4.77% and 10.77% for policy years one through four, and rates of -1.08%, 4.92% and 10.92%, for policy years five through twenty, and rates of -0.93%, 5.07% and 11.07%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.58%, 4.42% and 10.42%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS         $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 1
                                CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      88,029      88,029      1,703,050     93,464      93,464     1,703,050    98,901       98,901     1,703,050
    2       215,250     174,706      174,706     1,703,050    191,109     191,109     1,703,050    208,169     208,169     1,703,050
    3       331,013     260,384      260,384     1,703,050    293,499     293,499     1,703,050    329,312     329,312     1,703,050
    4       452,563     345,027      345,027     1,703,050    400,829     400,829     1,703,050    463,601     463,601     1,703,050
    5       580,191     429,228      429,228     1,703,050    514,066     514,066     1,703,050    613,361     613,361     1,703,050
    6       714,201     512,471      512,471     1,703,050    632,935     632,935     1,703,050    779,345     779,345     1,898,799
    7       854,911     594,821      594,821     1,703,050    757,635     757,635     1,792,463    962,453     962,453     2,277,034
    8       897,656     584,155      584,155     1,703,050    790,860     790,860     1,817,552   1,062,007   1,062,007    2,440,701
    9       942,539     573,214      573,214     1,703,050    825,429     825,429     1,843,451   1,171,702   1,171,702    2,616,789
   10       989,666     561,948      561,948     1,703,050    861,376     861,376     1,870,251   1,292,530   1,292,530    2,806,387
   11      1,039,150    550,347      550,347     1,703,050    898,773     898,773     1,898,064   1,425,636   1,425,636    3,010,715
   12      1,091,107    538,364      538,364     1,703,050    937,666     937,666     1,926,906   1,572,239   1,572,239    3,230,955
   13      1,145,662    525,982      525,982     1,703,050    978,130     978,130     1,956,818   1,733,721   1,733,721    3,468,430
   14      1,202,945    513,155      513,155     1,703,050   1,020,223   1,020,223    1,987,788   1,911,570   1,911,570    3,724,476
   15      1,263,093    499,695      499,695     1,703,050   1,063,896   1,063,896    2,019,608   2,107,205   2,107,205    4,000,136
   16      1,326,247    485,504      485,504     1,703,050   1,109,176   1,109,176    2,052,274   2,322,316   2,322,316    4,296,907
   17      1,392,560    470,463      470,463     1,703,050   1,156,089   1,156,089    2,085,831   2,558,734   2,558,734    4,616,500
   18      1,462,188    454,405      454,405     1,703,050   1,204,629   1,204,629    2,120,322   2,818,384   2,818,384    4,960,766
   19      1,535,297    437,147      437,147     1,703,050   1,254,793   1,254,793    2,155,811   3,103,358   3,103,358    5,331,760
   20      1,612,062    418,514      418,514     1,703,050   1,306,595   1,306,595    2,192,386   3,415,970   3,415,970    5,731,787
   21      1,692,665    400,493      400,493     1,703,050   1,363,140   1,363,140    2,235,179   3,767,241   3,767,241    6,177,251
   22      1,777,298    382,442      382,442     1,703,050   1,422,701   1,422,701    2,281,046   4,156,297   4,156,297    6,663,875
   23      1,866,163    363,242      363,242     1,703,050   1,484,721   1,484,721    2,328,915   4,585,083   4,585,083    7,192,108
   24      1,959,471    342,375      342,375     1,703,050   1,549,056   1,549,056    2,378,408   5,056,840   5,056,840    7,764,229
   25      2,057,445    319,631      319,631     1,703,050   1,615,780   1,615,780    2,429,535   5,575,754   5,575,754    8,383,867
   26      2,160,317    294,750      294,750     1,703,050   1,684,957   1,684,957    2,482,396   6,146,378   6,146,378    9,055,270
   27      2,268,333    267,487      267,487     1,703,050   1,756,680   1,756,680    2,537,220   6,773,792   6,773,792    9,783,568
   28      2,381,750    237,523      237,523     1,703,050   1,831,024   1,831,024    2,594,290   7,463,490   7,463,490   10,574,659
   29      2,500,837    204,458      204,458     1,703,050   1,908,049   1,908,049    2,653,931   8,221,397   8,221,397   11,435,255
   30      2,625,879    167,821      167,821     1,703,050   1,987,801   1,987,801    2,716,442   9,053,930   9,053,930   12,372,708

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 1
                              GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,857      81,857      1,703,050     87,041      87,041     1,703,050    92,230       92,230     1,703,050
    2       215,250     162,214      162,214     1,703,050    177,722     177,722     1,703,050    193,861     193,861     1,703,050
    3       331,013     241,122      241,122     1,703,050    272,265     272,265     1,703,050    305,973     305,973     1,703,050
    4       452,563     318,617      318,617     1,703,050    370,900     370,900     1,703,050    429,771     429,771     1,703,050
    5       580,191     394,717      394,717     1,703,050    473,858     473,858     1,703,050    566,595     566,595     1,703,050
    6       714,201     469,448      469,448     1,703,050    581,404     581,404     1,703,050    717,938     717,938     1,749,187
    7       854,911     542,799      542,799     1,703,050    693,796     693,796     1,703,050    883,239     883,239     2,089,626
    8       897,656     524,473      524,473     1,703,050    715,575     715,575     1,703,050    963,994     963,994     2,215,447
    9       942,539     505,330      505,330     1,703,050    737,691     737,691     1,703,050   1,051,667   1,051,667    2,348,712
   10       989,666     485,247      485,247     1,703,050    760,119     760,119     1,703,050   1,146,784   1,146,784    2,489,939
   11      1,039,150    464,107      464,107     1,703,050    782,848     782,848     1,703,050   1,249,929   1,249,929    2,639,650
   12      1,091,107    441,797      441,797     1,703,050    805,881     805,881     1,703,050   1,361,748   1,361,748    2,798,396
   13      1,145,662    418,200      418,200     1,703,050    829,229     829,229     1,703,050   1,482,946   1,482,946    2,966,737
   14      1,202,945    393,173      393,173     1,703,050    852,897     852,897     1,703,050   1,614,279   1,614,279    3,145,237
   15      1,263,093    366,526      366,526     1,703,050    876,872     876,872     1,703,050   1,756,524   1,756,524    3,334,435
   16      1,326,247    338,000      338,000     1,703,050    901,114     901,114     1,703,050   1,910,464   1,910,464    3,534,872
   17      1,392,560    307,257      307,257     1,703,050    925,557     925,557     1,703,050   2,076,876   2,076,876    3,747,127
   18      1,462,188    273,904      273,904     1,703,050    950,132     950,132     1,703,050   2,256,561   2,256,561    3,971,875
   19      1,535,297    237,494      237,494     1,703,050    974,772     974,772     1,703,050   2,450,359   2,450,359    4,209,867
   20      1,612,062    197,538      197,538     1,703,050    999,421     999,421     1,703,050   2,659,174   2,659,174    4,461,930
   21      1,692,665    153,551      153,551     1,703,050   1,024,066   1,024,066    1,703,050   2,884,058   2,884,058    4,729,070
   22      1,777,298    105,009      105,009     1,703,050   1,048,711   1,048,711    1,703,050   3,126,176   3,126,176    5,012,261
   23      1,866,163     51,337      51,337      1,703,050   1,073,381   1,073,381    1,703,050   3,386,830   3,386,830    5,312,542
   24      1,959,471      (*)          (*)          (*)      1,098,081   1,098,081    1,703,050   3,667,361   3,667,361    5,630,834
   25      2,057,445      (*)          (*)          (*)      1,122,768   1,122,768    1,703,050   3,969,039   3,969,039    5,967,964
   26      2,160,317      (*)          (*)          (*)      1,147,356   1,147,356    1,703,050   4,293,049   4,293,049    6,324,817
   27      2,268,333      (*)          (*)          (*)      1,171,722   1,171,722    1,703,050   4,640,458   4,640,458    6,702,337
   28      2,381,750      (*)          (*)          (*)      1,195,716   1,195,716    1,703,050   5,012,213   5,012,213    7,101,563
   29      2,500,837      (*)          (*)          (*)      1,219,197   1,219,197    1,703,050   5,409,254   5,409,254    7,523,806
   30      2,625,879      (*)          (*)          (*)      1,242,109   1,242,109    1,703,050   5,832,802   5,832,802    7,970,854

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE. THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 2
                                CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      87,829      87,829      1,790,878     93,251      93,251     1,796,301    98,677       98,677     1,801,726
    2       215,250     174,061      174,061     1,877,110    190,398     190,398     1,893,448    207,389     207,389     1,910,438
    3       331,013     259,054      259,054     1,962,104    291,974     291,974     1,995,023    327,573     327,573     2,030,623
    4       452,563     342,745      342,745     2,045,794    398,107     398,107     2,101,157    460,376     460,376     2,163,425
    5       580,191     425,668      425,668     2,128,718    509,653     509,653     2,212,702    607,928     607,928     2,310,977
    6       714,201     507,265      507,265     2,210,315    626,227     626,227     2,329,276    771,094     771,094     2,474,144
    7       854,911     587,573      587,573     2,290,622    748,100     748,100     2,451,149    951,602     951,602     2,654,651
    8       897,656     574,761      574,761     2,277,810    778,131     778,131     2,481,181   1,048,383   1,048,383    2,751,432
    9       942,539     561,557      561,557     2,264,607    809,090     809,090     2,512,140   1,155,145   1,155,145    2,858,194
   10       989,666     547,900      547,900     2,250,949    840,954     840,954     2,544,003   1,272,904   1,272,904    2,975,953
   11      1,039,150    533,786      533,786     2,236,835    873,758     873,758     2,576,807   1,402,850   1,402,850    3,105,900
   12      1,091,107    519,162      519,162     2,222,212    907,489     907,489     2,610,538   1,546,250   1,546,250    3,249,300
   13      1,145,662    504,019      504,019     2,207,069    942,177     942,177     2,645,226   1,704,553   1,704,553    3,410,079
   14      1,202,945    488,308      488,308     2,191,357    977,812     977,812     2,680,862   1,879,232   1,879,232    3,661,469
   15      1,263,093    471,779      471,779     2,174,829   1,014,179   1,014,179    2,717,229   2,071,547   2,071,547    3,932,446
   16      1,326,247    454,323      454,323     2,157,373   1,051,189   1,051,189    2,754,238   2,283,016   2,283,016    4,224,193
   17      1,392,560    435,808      435,808     2,138,858   1,088,728   1,088,728    2,791,778   2,515,432   2,515,432    4,538,375
   18      1,462,188    416,042      416,042     2,119,091   1,126,612   1,126,612    2,829,662   2,770,687   2,770,687    4,876,813
   19      1,535,297    394,826      394,826     2,097,876   1,164,640   1,164,640    2,867,689   3,050,838   3,050,838    5,241,527
   20      1,612,062    371,988      371,988     2,075,037   1,202,623   1,202,623    2,905,672   3,358,158   3,358,158    5,634,783
   21      1,692,665    349,932      349,932     2,052,982   1,244,338   1,244,338    2,947,387   3,703,483   3,703,483    6,072,705
   22      1,777,298    328,082      328,082     2,031,131   1,288,166   1,288,166    2,991,215   4,085,953   4,085,953    6,551,092
   23      1,866,163    305,007      305,007     2,008,056   1,332,740   1,332,740    3,035,789   4,507,482   4,507,482    7,070,384
   24      1,959,471    280,112      280,112     1,983,162   1,377,472   1,377,472    3,080,521   4,971,254   4,971,254    7,632,820
   25      2,057,445    253,224      253,224     1,956,274   1,422,173   1,422,173    3,125,222   5,481,384   5,481,384    8,241,969
   26      2,160,317    224,133      224,133     1,927,182   1,466,605   1,466,605    3,169,654   6,042,349   6,042,349    8,902,006
   27      2,268,333    192,666      192,666     1,895,715   1,510,556   1,510,556    3,213,606   6,659,143   6,659,143    9,617,977
   28      2,381,750    158,596      158,596     1,861,645   1,553,744   1,553,744    3,256,794   7,337,166   7,337,166   10,395,677
   29      2,500,837    121,639      121,639     1,824,689   1,595,814   1,595,814    3,298,863   8,082,244   8,082,244   11,241,705
   30      2,625,879     81,476      81,476      1,784,526   1,636,349   1,636,349    3,339,398   8,900,684   8,900,684   12,163,289

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 2
                              GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,449      81,449      1,784,498     86,608      86,608     1,789,658    91,773       91,773     1,794,822
    2       215,250     160,958      160,958     1,864,008    176,336     176,336     1,879,385    192,339     192,339     1,895,388
    3       331,013     238,524      238,524     1,941,574    269,284     269,284     1,972,333    302,572     302,572     2,005,621
    4       452,563     314,126      314,126     2,017,175    365,541     365,541     2,068,590    423,419     423,419     2,126,468
    5       580,191     387,709      387,709     2,090,759    465,165     465,165     2,168,214    555,886     555,886     2,258,936
    6       714,201     459,221      459,221     2,162,270    568,215     568,215     2,271,264    701,087     701,087     2,404,137
    7       854,911     528,539      528,539     2,231,588    674,683     674,683     2,377,732    860,175     860,175     2,563,224
    8       897,656     506,006      506,006     2,209,056    689,600     689,600     2,392,650    934,042     934,042     2,637,092
    9       942,539     482,466      482,466     2,185,515    703,767     703,767     2,406,816   1,014,105   1,014,105    2,717,154
   10       989,666     457,795      457,795     2,160,845    717,008     717,008     2,420,057   1,100,857   1,100,857    2,803,907
   11      1,039,150    431,893      431,893     2,134,942    729,158     729,158     2,432,207   1,194,865   1,194,865    2,897,914
   12      1,091,107    404,673      404,673     2,107,723    740,062     740,062     2,443,111   1,296,767   1,296,767    2,999,816
   13      1,145,662    376,053      376,053     2,079,102    749,557     749,557     2,452,607   1,407,270   1,407,270    3,110,319
   14      1,202,945    345,932      345,932     2,048,981    757,457     757,457     2,460,507   1,527,134   1,527,134    3,230,183
   15      1,263,093    314,162      314,162     2,017,211    763,513     763,513     2,466,562   1,657,144   1,657,144    3,360,194
   16      1,326,247    280,524      280,524     1,983,574    767,392     767,392     2,470,442   1,798,092   1,798,092    3,501,142
   17      1,392,560    244,738      244,738     1,947,787    768,678     768,678     2,471,727   1,950,778   1,950,778    3,653,827
   18      1,462,188    206,488      206,488     1,909,537    766,896     766,896     2,469,946   2,116,045   2,116,045    3,819,095
   19      1,535,297    165,445      165,445     1,868,495    761,535     761,535     2,464,584   2,294,806   2,294,806    3,997,856
   20      1,612,062    121,286      121,286     1,824,336    752,055     752,055     2,455,105   2,488,065   2,488,065    4,191,115
   21      1,692,665     73,757      73,757      1,776,807    737,964     737,964     2,441,014   2,696,976   2,696,976    4,422,307
   22      1,777,298     22,625      22,625      1,725,674    718,765     718,765     2,421,814   2,922,589   2,922,589    4,685,846
   23      1,866,163      (*)          (*)          (*)       693,952     693,952     2,397,001   3,165,975   3,165,975    4,966,111
   24      1,959,471      (*)          (*)          (*)       662,907     662,907     2,365,956   3,428,178   3,428,178    5,263,596
   25      2,057,445      (*)          (*)          (*)       624,801     624,801     2,327,850   3,710,173   3,710,173    5,578,726
   26      2,160,317      (*)          (*)          (*)       578,582     578,582     2,281,631   4,013,043   4,013,043    5,912,292
   27      2,268,333      (*)          (*)          (*)       522,962     522,962     2,226,012   4,337,785   4,337,785    6,265,178
   28      2,381,750      (*)          (*)          (*)       456,423     456,423     2,159,472   4,685,284   4,685,284    6,638,352
   29      2,500,837      (*)          (*)          (*)       377,326     377,326     2,080,376   5,056,419   5,056,419    7,033,043
   30      2,625,879      (*)          (*)          (*)       284,148     284,148     1,987,198   5,452,332   5,452,332    7,450,920

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR BANKERS TRUST COMPANY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.78% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 0.82%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.18%, 4.82% and 10.82% for policy years one through four, and rates of -1.03%, 4.97% and 10.97%, for policy years five through twenty, and rates of -0.88%, 5.12% and 11.12%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.53%, 4.47% and 10.47%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 1
                                CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      88,074      88,074      1,703,050     93,509      93,509     1,703,050    98,946       98,946     1,703,050
    2       215,250     174,840      174,840     1,703,050    191,249     191,249     1,703,050    208,314     208,314     1,703,050
    3       331,013     260,649      260,649     1,703,050    293,786     293,786     1,703,050    329,622     329,622     1,703,050
    4       452,563     345,465      345,465     1,703,050    401,323     401,323     1,703,050    464,155     464,155     1,703,050
    5       580,191     429,880      429,880     1,703,050    514,831     514,831     1,703,050    614,255     614,255     1,703,050
    6       714,201     513,378      513,378     1,703,050    634,043     634,043     1,703,050    780,682     780,682     1,902,057
    7       854,911     596,024      596,024     1,703,050    759,153     759,153     1,796,054    964,362     964,362     2,281,552
    8       897,656     585,646      585,646     1,703,050    792,821     792,821     1,822,059   1,064,593   1,064,593    2,446,644
    9       942,539     574,986      574,986     1,703,050    827,870     827,870     1,848,901   1,175,083   1,175,083    2,624,342
   10       989,666     563,995      563,995     1,703,050    864,334     864,334     1,876,673   1,296,843   1,296,843    2,815,753
   11      1,039,150    552,662      552,662     1,703,050    902,288     902,288     1,905,487   1,431,038   1,431,038    3,022,122
   12      1,091,107    540,941      540,941     1,703,050    941,781     941,781     1,935,362   1,578,906   1,578,906    3,244,656
   13      1,145,662    528,814      528,814     1,703,050    982,890     982,890     1,966,341   1,741,856   1,741,856    3,484,706
   14      1,202,945    516,236      516,236     1,703,050   1,025,676   1,025,676    1,998,412   1,921,405   1,921,405    3,743,637
   15      1,263,093    503,020      503,020     1,703,050   1,070,091   1,070,091    2,031,368   2,118,999   2,118,999    4,022,525
   16      1,326,247    489,066      489,066     1,703,050   1,116,166   1,116,166    2,065,207   2,336,365   2,336,365    4,322,902
   17      1,392,560    474,257      474,257     1,703,050   1,163,928   1,163,928    2,099,974   2,575,371   2,575,371    4,646,518
   18      1,462,188    458,426      458,426     1,703,050   1,213,374   1,213,374    2,135,715   2,837,986   2,837,986    4,995,269
   19      1,535,297    441,391      441,391     1,703,050   1,264,504   1,264,504    2,172,495   3,126,349   3,126,349    5,371,260
   20      1,612,062    422,976      422,976     1,703,050   1,317,334   1,317,334    2,210,405   3,442,825   3,442,825    5,776,849
   21      1,692,665    405,170      405,170     1,703,050   1,374,997   1,374,997    2,254,621   3,798,566   3,798,566    6,228,616
   22      1,777,298    387,326      387,326     1,703,050   1,435,759   1,435,759    2,301,982   4,192,743   4,192,743    6,722,310
   23      1,866,163    368,329      368,329     1,703,050   1,499,061   1,499,061    2,351,409   4,627,370   4,627,370    7,258,439
   24      1,959,471    347,661      347,661     1,703,050   1,564,762   1,564,762    2,402,523   5,105,774   5,105,774    7,839,361
   25      2,057,445    325,112      325,112     1,703,050   1,632,939   1,632,939    2,455,336   5,632,242   5,632,242    8,468,805
   26      2,160,317    300,424      300,424     1,703,050   1,703,661   1,703,661    2,509,952   6,211,440   6,211,440    9,151,124
   27      2,268,333    273,351      273,351     1,703,050   1,777,025   1,777,025    2,566,605   6,848,576   6,848,576    9,891,581
   28      2,381,750    243,574      243,574     1,703,050   1,853,112   1,853,112    2,625,585   7,549,283   7,549,283   10,696,215
   29      2,500,837    210,694      210,694     1,703,050   1,931,985   1,931,985    2,687,224   8,319,643   8,319,643   11,571,907
   30      2,625,879    174,239      174,239     1,703,050   2,013,695   2,013,695    2,751,828   9,166,247   9,166,247   12,526,196

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 1
                              GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,900      81,900      1,703,050     87,084      87,084     1,703,050    92,274       92,274     1,703,050
    2       215,250     162,341      162,341     1,703,050    177,854     177,854     1,703,050    193,999     193,999     1,703,050
    3       331,013     241,371      241,371     1,703,050    272,535     272,535     1,703,050    306,265     306,265     1,703,050
    4       452,563     319,027      319,027     1,703,050    371,363     371,363     1,703,050    430,291     430,291     1,703,050
    5       580,191     395,325      395,325     1,703,050    474,572     474,572     1,703,050    567,430     567,430     1,703,050
    6       714,201     470,291      470,291     1,703,050    582,434     582,434     1,703,050    719,187     719,187     1,752,230
    7       854,911     543,912      543,912     1,703,050    695,214     695,214     1,703,050    885,001     885,001     2,093,795
    8       897,656     525,846      525,846     1,703,050    717,412     717,412     1,703,050    966,352     966,352     2,220,866
    9       942,539     506,953      506,953     1,703,050    739,981     739,981     1,703,050   1,054,714   1,054,714    2,355,518
   10       989,666     487,111      487,111     1,703,050    762,900     762,900     1,703,050   1,150,625   1,150,625    2,498,279
   11      1,039,150    466,201      466,201     1,703,050    786,161     786,161     1,703,050   1,254,681   1,254,681    2,649,684
   12      1,091,107    444,113      444,113     1,703,050    809,772     809,772     1,703,050   1,367,540   1,367,540    2,810,299
   13      1,145,662    420,726      420,726     1,703,050    833,745     833,745     1,703,050   1,489,924   1,489,924    2,980,698
   14      1,202,945    395,900      395,900     1,703,050    858,093     858,093     1,703,050   1,622,605   1,622,605    3,161,461
   15      1,263,093    369,445      369,445     1,703,050    882,806     882,806     1,703,050   1,766,380   1,766,380    3,353,144
   16      1,326,247    341,101      341,101     1,703,050    907,852     907,852     1,703,050   1,922,049   1,922,049    3,556,307
   17      1,392,560    310,530      310,530     1,703,050    933,173     933,173     1,703,050   2,090,411   2,090,411    3,771,547
   18      1,462,188    277,340      277,340     1,703,050    958,709     958,709     1,703,050   2,272,290   2,272,290    3,999,561
   19      1,535,297    241,083      241,083     1,703,050    984,404     984,404     1,703,050   2,468,550   2,468,550    4,241,121
   20      1,612,062    201,269      201,269     1,703,050   1,010,216   1,010,216    1,703,050   2,680,122   2,680,122    4,497,080
   21      1,692,665    157,414      157,414     1,703,050   1,036,144   1,036,144    1,703,050   2,908,087   2,908,087    4,768,471
   22      1,777,298    108,992      108,992     1,703,050   1,062,213   1,062,213    1,703,068   3,153,641   3,153,641    5,056,298
   23      1,866,163     55,427      55,427      1,703,050   1,088,465   1,088,465    1,707,354   3,418,125   3,418,125    5,361,631
   24      1,959,471      (*)          (*)          (*)      1,114,914   1,114,914    1,711,829   3,702,914   3,702,914    5,685,423
   25      2,057,445      (*)          (*)          (*)      1,141,522   1,141,522    1,716,426   4,009,322   4,009,322    6,028,535
   26      2,160,317      (*)          (*)          (*)      1,168,205   1,168,205    1,721,080   4,338,573   4,338,573    6,391,887
   27      2,268,333      (*)          (*)          (*)      1,194,838   1,194,838    1,725,736   4,691,779   4,691,779    6,776,461
   28      2,381,750      (*)          (*)          (*)      1,221,256   1,221,256    1,730,338   5,069,927   5,069,927    7,183,335
   29      2,500,837      (*)          (*)          (*)      1,247,292   1,247,292    1,734,876   5,474,003   5,474,003    7,613,867
   30      2,625,879      (*)          (*)          (*)      1,272,834   1,272,834    1,739,400   5,905,279   5,905,279    8,069,899

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE. THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 2
                                CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      87,874      87,874      1,790,923     93,297      93,297     1,796,346    98,722       98,722     1,801,771
    2       215,250     174,194      174,194     1,877,244    190,537     190,537     1,893,586    207,533     207,533     1,910,583
    3       331,013     259,318      259,318     1,962,367    292,259     292,259     1,995,309    327,881     327,881     2,030,931
    4       452,563     343,179      343,179     2,046,229    398,597     398,597     2,101,646    460,926     460,926     2,163,975
    5       580,191     426,314      426,314     2,129,364    510,410     510,410     2,213,460    608,812     608,812     2,311,862
    6       714,201     508,161      508,161     2,211,211    627,321     627,321     2,330,370    772,424     772,424     2,475,473
    7       854,911     588,757      588,757     2,291,807    749,605     749,605     2,452,654    953,506     953,506     2,656,555
    8       897,656     576,225      576,225     2,279,274    780,083     780,083     2,483,132   1,050,968   1,050,968    2,754,018
    9       942,539     563,291      563,291     2,266,340    811,525     811,525     2,514,574   1,158,534   1,158,534    2,861,584
   10       989,666     549,894      549,894     2,252,943    843,910     843,910     2,546,960   1,277,239   1,277,239    2,980,288
   11      1,039,150    536,030      536,030     2,239,080    877,278     877,278     2,580,328   1,408,293   1,408,293    3,111,342
   12      1,091,107    521,648      521,648     2,224,697    911,618     911,618     2,614,667   1,552,986   1,552,986    3,256,035
   13      1,145,662    506,735      506,735     2,209,785    946,960     946,960     2,650,010   1,712,795   1,712,795    3,426,567
   14      1,202,945    491,244      491,244     2,194,294    983,300     983,300     2,686,350   1,889,199   1,889,199    3,680,887
   15      1,263,093    474,927      474,927     2,177,976   1,020,424   1,020,424    2,723,474   2,083,476   2,083,476    3,955,092
   16      1,326,247    457,670      457,670     2,160,720   1,058,246   1,058,246    2,761,296   2,297,197   2,297,197    4,250,431
   17      1,392,560    439,344      439,344     2,142,393   1,096,656   1,096,656    2,799,706   2,532,196   2,532,196    4,568,620
   18      1,462,188    419,754      419,754     2,122,804   1,135,472   1,135,472    2,838,522   2,790,407   2,790,407    4,911,523
   19      1,535,297    398,703      398,703     2,101,753   1,174,497   1,174,497    2,877,546   3,073,934   3,073,934    5,281,208
   20      1,612,062    376,017      376,017     2,079,067   1,213,544   1,213,544    2,916,594   3,385,104   3,385,104    5,679,995
   21      1,692,665    354,107      354,107     2,057,157   1,256,414   1,256,414    2,959,463   3,734,879   3,734,879    6,124,186
   22      1,777,298    332,390      332,390     2,035,439   1,301,476   1,301,476    3,004,526   4,122,446   4,122,446    6,609,601
   23      1,866,163    309,435      309,435     2,012,485   1,347,369   1,347,369    3,050,419   4,549,785   4,549,785    7,136,740
   24      1,959,471    284,648      284,648     1,987,697   1,393,509   1,393,509    3,096,559   5,020,167   5,020,167    7,707,921
   25      2,057,445    257,853      257,853     1,960,903   1,439,712   1,439,712    3,142,762   5,537,807   5,537,807    8,326,809
   26      2,160,317    228,840      228,840     1,931,890   1,485,745   1,485,745    3,188,795   6,107,292   6,107,292    8,997,686
   27      2,268,333    197,436      197,436     1,900,485   1,531,400   1,531,400    3,234,450   6,733,744   6,733,744    9,725,726
   28      2,381,750    163,411      163,411     1,866,461   1,576,401   1,576,401    3,279,450   7,422,701   7,422,701   10,516,867
   29      2,500,837    126,482      126,482     1,829,532   1,620,396   1,620,396    3,323,445   8,180,143   8,180,143   11,377,875
   30      2,625,879     86,327      86,327      1,789,376   1,662,975   1,662,975    3,366,025   9,012,551   9,012,551   12,316,161

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 2
                              GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,492      81,492      1,784,541     86,651      86,651     1,789,701    91,816       91,816     1,794,865
    2       215,250     161,084      161,084     1,864,133    176,467     176,467     1,879,516    192,475     192,475     1,895,524
    3       331,013     238,770      238,770     1,941,820    269,551     269,551     1,972,600    302,860     302,860     2,005,910
    4       452,563     314,529      314,529     2,017,579    365,996     365,996     2,069,045    423,930     423,930     2,126,979
    5       580,191     388,305      388,305     2,091,354    465,863     465,863     2,168,913    556,703     556,703     2,259,753
    6       714,201     460,041      460,041     2,163,091    569,217     569,217     2,272,267    702,307     702,307     2,405,356
    7       854,911     529,617      529,617     2,232,666    676,054     676,054     2,379,103    861,912     861,912     2,564,961
    8       897,656     507,326      507,326     2,210,376    691,363     691,363     2,394,413    936,383     936,383     2,639,432
    9       942,539     484,013      484,013     2,187,062    705,947     705,947     2,408,996   1,017,148   1,017,148    2,720,198
   10       989,666     459,554      459,554     2,162,603    719,629     719,629     2,422,679   1,104,717   1,104,717    2,807,766
   11      1,039,150    433,847      433,847     2,136,896    732,247     732,247     2,435,296   1,199,667   1,199,667    2,902,717
   12      1,091,107    406,806      406,806     2,109,856    743,644     743,644     2,446,694   1,302,657   1,302,657    3,005,706
   13      1,145,662    378,348      378,348     2,081,398    753,661     753,661     2,456,710   1,414,410   1,414,410    3,117,460
   14      1,202,945    348,373      348,373     2,051,422    762,108     762,108     2,465,158   1,535,709   1,535,709    3,238,759
   15      1,263,093    316,730      316,730     2,019,779    768,740     768,740     2,471,789   1,667,363   1,667,363    3,370,412
   16      1,326,247    283,202      283,202     1,986,252    773,222     773,222     2,476,272   1,810,189   1,810,189    3,513,238
   17      1,392,560    247,505      247,505     1,950,555    775,140     775,140     2,478,189   1,965,017   1,965,017    3,668,066
   18      1,462,188    209,325      209,325     1,912,375    774,018     774,018     2,477,067   2,132,725   2,132,725    3,835,774
   19      1,535,297    168,332      168,332     1,871,382    769,343     769,343     2,472,392   2,314,262   2,314,262    4,017,311
   20      1,612,062    124,200      124,200     1,827,250    760,577     760,577     2,463,626   2,510,672   2,510,672    4,213,722
   21      1,692,665     76,675      76,675      1,779,724    747,226     747,226     2,450,275   2,723,076   2,723,076    4,465,105
   22      1,777,298     25,521      25,521      1,728,570    728,790     728,790     2,431,840   2,952,489   2,952,489    4,733,786
   23      1,866,163      (*)          (*)          (*)       704,765     704,765     2,407,814   3,199,982   3,199,982    5,019,453
   24      1,959,471      (*)          (*)          (*)       674,529     674,529     2,377,578   3,466,588   3,466,588    5,322,569
   25      2,057,445      (*)          (*)          (*)       637,250     637,250     2,340,300   3,753,432   3,753,432    5,643,771
   26      2,160,317      (*)          (*)          (*)       591,875     591,875     2,294,925   4,061,661   4,061,661    5,983,920
   27      2,268,333      (*)          (*)          (*)       537,112     537,112     2,240,162   4,392,315   4,392,315    6,343,938
   28      2,381,750      (*)          (*)          (*)       471,437     471,437     2,174,487   4,746,319   4,746,319    6,724,830
   29      2,500,837      (*)          (*)          (*)       393,208     393,208     2,096,258   5,124,596   5,124,596    7,127,871
   30      2,625,879      (*)          (*)          (*)       300,894     300,894     2,003,944   5,528,335   5,528,335    7,554,783

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE. THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR BANKERS TRUST COMPANY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.31%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85% for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35% for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 1
                                CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      87,965      87,965      1,703,050     93,400      93,400     1,703,050    98,838       98,838     1,703,050
    2       215,250     174,518      174,518     1,703,050    190,914     190,914     1,703,050    207,967     207,967     1,703,050
    3       331,013     260,013      260,013     1,703,050    293,097     293,097     1,703,050    328,878     328,878     1,703,050
    4       452,563     344,415      344,415     1,703,050    400,139     400,139     1,703,050    462,826     462,826     1,703,050
    5       580,191     428,316      428,316     1,703,050    512,997     512,997     1,703,050    612,112     612,112     1,703,050
    6       714,201     511,203      511,203     1,703,050    631,387     631,387     1,703,050    777,476     777,476     1,894,246
    7       854,911     593,141      593,141     1,703,050    755,516     755,516     1,787,449    959,785     959,785     2,270,723
    8       897,656     582,074      582,074     1,703,050    788,122     788,122     1,811,260   1,058,397   1,058,397    2,432,403
    9       942,539     570,741      570,741     1,703,050    822,024     822,024     1,835,846   1,166,983   1,166,983    2,606,250
   10       989,666     559,093      559,093     1,703,050    857,251     857,251     1,861,295   1,286,513   1,286,513    2,793,323
   11      1,039,150    547,120      547,120     1,703,050    893,873     893,873     1,887,716   1,418,106   1,418,106    2,994,812
   12      1,091,107    534,774      534,774     1,703,050    931,933     931,933     1,915,125   1,562,949   1,562,949    3,211,864
   13      1,145,662    522,039      522,039     1,703,050    971,502     971,502     1,943,558   1,722,391   1,722,391    3,445,764
   14      1,202,945    508,868      508,868     1,703,050   1,012,635   1,012,635    1,973,004   1,897,881   1,897,881    3,697,805
   15      1,263,093    495,073      495,073     1,703,050   1,055,279   1,055,279    2,003,251   2,090,797   2,090,797    3,968,989
   16      1,326,247    480,555      480,555     1,703,050   1,099,460   1,099,460    2,034,297   2,302,781   2,302,781    4,260,764
   17      1,392,560    465,195      465,195     1,703,050   1,145,199   1,145,199    2,066,182   2,535,612   2,535,612    4,574,784
   18      1,462,188    448,825      448,825     1,703,050   1,192,486   1,192,486    2,098,949   2,791,157   2,791,157    4,912,842
   19      1,535,297    431,263      431,263     1,703,050   1,241,317   1,241,317    2,132,659   3,071,442   3,071,442    5,276,926
   20      1,612,062    412,332      412,332     1,703,050   1,291,702   1,291,702    2,167,396   3,378,709   3,378,709    5,669,265
   21      1,692,665    394,016      394,016     1,703,050   1,346,704   1,346,704    2,208,229   3,723,801   3,723,801    6,106,021
   22      1,777,298    375,684      375,684     1,703,050   1,404,611   1,404,611    2,252,042   4,105,782   4,105,782    6,582,885
   23      1,866,163    356,209      356,209     1,703,050   1,464,865   1,464,865    2,297,771   4,526,505   4,526,505    7,100,222
   24      1,959,471    335,073      335,073     1,703,050   1,527,323   1,527,323    2,345,038   4,989,090   4,989,090    7,660,206
   25      2,057,445    312,063      312,063     1,703,050   1,592,049   1,592,049    2,393,852   5,497,586   5,497,586    8,266,332
   26      2,160,317    286,923      286,923     1,703,050   1,659,104   1,659,104    2,444,307   6,056,394   6,056,394    8,922,698
   27      2,268,333    259,405      259,405     1,703,050   1,728,574   1,728,574    2,496,625   6,670,418   6,670,418    9,634,263
   28      2,381,750    229,189      229,189     1,703,050   1,800,528   1,800,528    2,551,082   7,344,962   7,344,962   10,406,722
   29      2,500,837    195,878      195,878     1,703,050   1,875,020   1,875,020    2,607,991   8,085,736   8,085,736   11,246,563
   30      2,625,879    158,997      158,997     1,703,050   1,952,090   1,952,090    2,667,642   8,898,923   8,898,923   12,160,883

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
                                      67

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 1
                              GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,796      81,796      1,703,050     86,981      86,981     1,703,050    92,170       92,170     1,703,050
    2       215,250     162,037      162,037     1,703,050    177,538     177,538     1,703,050    193,670     193,670     1,703,050
    3       331,013     240,773      240,773     1,703,050    271,887     271,887     1,703,050    305,565     305,565     1,703,050
    4       452,563     318,044      318,044     1,703,050    370,253     370,253     1,703,050    429,044     429,044     1,703,050
    5       580,191     393,867      393,867     1,703,050    472,860     472,860     1,703,050    565,428     565,428     1,703,050
    6       714,201     468,271      468,271     1,703,050    579,964     579,964     1,703,050    716,193     716,193     1,744,935
    7       854,911     541,244      541,244     1,703,050    691,817     691,817     1,703,050    880,778     880,778     2,083,803
    8       897,656     522,556      522,556     1,703,050    713,012     713,012     1,703,050    960,701     960,701     2,207,881
    9       942,539     503,065      503,065     1,703,050    734,496     734,496     1,703,050   1,047,414   1,047,414    2,339,215
   10       989,666     482,648      482,648     1,703,050    756,241     756,241     1,703,050   1,141,427   1,141,427    2,478,308
   11      1,039,150    461,189      461,189     1,703,050    778,230     778,230     1,703,050   1,243,306   1,243,306    2,625,662
   12      1,091,107    438,574      438,574     1,703,050    800,462     800,462     1,703,050   1,353,678   1,353,678    2,781,812
   13      1,145,662    414,684      414,684     1,703,050    822,942     822,942     1,703,050   1,473,228   1,473,228    2,947,296
   14      1,202,945    389,379      389,379     1,703,050    845,669     845,669     1,703,050   1,602,689   1,602,689    3,122,656
   15      1,263,093    362,469      362,469     1,703,050    868,621     868,621     1,703,050   1,742,813   1,742,813    3,308,407
   16      1,326,247    333,693      333,693     1,703,050    891,750     891,750     1,703,050   1,894,357   1,894,357    3,505,068
   17      1,392,560    302,715      302,715     1,703,050    914,980     914,980     1,703,050   2,058,067   2,058,067    3,713,190
   18      1,462,188    269,140      269,140     1,703,050    938,229     938,229     1,703,050   2,234,714   2,234,714    3,933,421
   19      1,535,297    232,522      232,522     1,703,050    961,414     961,414     1,703,050   2,425,105   2,425,105    4,166,480
   20      1,612,062    192,373      192,373     1,703,050    984,461     984,461     1,703,050   2,630,109   2,630,109    4,413,161
   21      1,692,665    148,209      148,209     1,703,050   1,007,337   1,007,337    1,703,050   2,850,736   2,850,736    4,674,432
   22      1,777,298     99,507      99,507      1,703,050   1,030,023   1,030,023    1,703,050   3,088,108   3,088,108    4,951,227
   23      1,866,163     45,694      45,694      1,703,050   1,052,515   1,052,515    1,703,050   3,343,480   3,343,480    5,244,543
   24      1,959,471      (*)          (*)          (*)      1,074,784   1,074,784    1,703,050   3,618,137   3,618,137    5,555,256
   25      2,057,445      (*)          (*)          (*)      1,096,744   1,096,744    1,703,050   3,913,297   3,913,297    5,884,148
   26      2,160,317      (*)          (*)          (*)      1,118,254   1,118,254    1,703,050   4,230,087   4,230,087    6,232,058
   27      2,268,333      (*)          (*)          (*)      1,139,119   1,139,119    1,703,050   4,569,519   4,569,519    6,599,878
   28      2,381,750      (*)          (*)          (*)      1,159,094   1,159,094    1,703,050   4,932,479   4,932,479    6,988,592
   29      2,500,837      (*)          (*)          (*)      1,177,924   1,177,924    1,703,050   5,319,848   5,319,848    7,399,450
   30      2,625,879      (*)          (*)          (*)      1,195,405   1,195,405    1,703,050   5,732,779   5,732,779    7,834,167

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 2
                                CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      87,765      87,765      1,790,815     93,188      93,188     1,796,238    98,613       98,613     1,801,663
    2       215,250     173,874      173,874     1,876,924    190,204     190,204     1,893,253    207,187     207,187     1,910,236
    3       331,013     258,686      258,686     1,961,735    291,575     291,575     1,994,624    327,142     327,142     2,030,191
    4       452,563     342,137      342,137     2,045,187    397,423     397,423     2,100,472    459,607     459,607     2,162,657
    5       580,191     424,766      424,766     2,127,815    508,594     508,594     2,211,644    606,692     606,692     2,309,741
    6       714,201     506,013      506,013     2,209,062    624,698     624,698     2,327,748    769,237     769,237     2,472,286
    7       854,911     585,918      585,918     2,288,967    745,997     745,997     2,449,047    948,942     948,942     2,651,992
    8       897,656     572,717      572,717     2,275,766    775,407     775,407     2,478,457   1,044,773   1,044,773    2,747,823
    9       942,539     559,138      559,138     2,262,188    805,694     805,694     2,508,743   1,150,414   1,150,414    2,853,464
   10       989,666     545,119      545,119     2,248,169    836,830     836,830     2,539,880   1,266,857   1,266,857    2,969,907
   11      1,039,150    530,658      530,658     2,233,707    868,851     868,851     2,571,900   1,395,264   1,395,264    3,098,313
   12      1,091,107    515,701      515,701     2,218,750    901,738     901,738     2,604,787   1,536,866   1,536,866    3,239,915
   13      1,145,662    500,238      500,238     2,203,288    935,517     935,517     2,638,566   1,693,077   1,693,077    3,396,126
   14      1,202,945    484,222      484,222     2,187,272    970,176     970,176     2,673,225   1,865,357   1,865,357    3,634,434
   15      1,263,093    467,404      467,404     2,170,454   1,005,495   1,005,495    2,708,544   2,054,940   2,054,940    3,900,922
   16      1,326,247    449,673      449,673     2,152,723   1,041,380   1,041,380    2,744,430   2,263,288   2,263,288    4,187,690
   17      1,392,560    430,900      430,900     2,133,949   1,077,716   1,077,716    2,780,766   2,492,125   2,492,125    4,496,323
   18      1,462,188    410,891      410,891     2,113,940   1,114,312   1,114,312    2,817,362   2,743,285   2,743,285    4,828,581
   19      1,535,297    389,450      389,450     2,092,500   1,150,964   1,150,964    2,854,014   3,018,762   3,018,762    5,186,419
   20      1,612,062    366,405      366,405     2,069,454   1,187,479   1,187,479    2,890,528   3,320,758   3,320,758    5,572,027
   21      1,692,665    344,152      344,152     2,047,202   1,227,603   1,227,603    2,930,653   3,659,930   3,659,930    6,001,289
   22      1,777,298    322,122      322,122     2,025,171   1,269,732   1,269,732    2,972,782   4,035,358   4,035,358    6,469,973
   23      1,866,163    298,885      298,885     2,001,934   1,312,492   1,312,492    3,015,541   4,448,863   4,448,863    6,978,435
   24      1,959,471    273,846      273,846     1,976,896   1,355,289   1,355,289    3,058,338   4,903,513   4,903,513    7,528,811
   25      2,057,445    246,834      246,834     1,949,884   1,397,927   1,397,927    3,100,977   5,403,286   5,403,286    8,124,540
   26      2,160,317    217,640      217,640     1,920,689   1,440,164   1,440,164    3,143,213   5,952,507   5,952,507    8,769,646
   27      2,268,333    186,092      186,092     1,889,141   1,481,780   1,481,780    3,184,829   6,555,998   6,555,998    9,469,003
   28      2,381,750    151,965      151,965     1,855,014   1,522,486   1,522,486    3,225,536   7,218,970   7,218,970   10,228,210
   29      2,500,837    114,978      114,978     1,818,027   1,561,921   1,561,921    3,264,970   7,947,036   7,947,036   11,053,643
   30      2,625,879     74,811      74,811      1,777,861   1,599,661   1,599,661    3,302,711   8,746,273   8,746,273   11,952,278

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 2
                              GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,389      81,389      1,784,438     86,548      86,548     1,789,598    91,712       91,712     1,794,762
    2       215,250     160,783      160,783     1,863,832    176,153     176,153     1,879,202    192,148     192,148     1,895,198
    3       331,013     238,180      238,180     1,941,229    268,910     268,910     1,971,960    302,169     302,169     2,005,218
    4       452,563     313,562      313,562     2,016,611    364,905     364,905     2,067,954    422,704     422,704     2,125,753
    5       580,191     386,877      386,877     2,089,927    464,188     464,188     2,167,237    554,745     554,745     2,257,794
    6       714,201     458,074      458,074     2,161,123    566,813     566,813     2,269,863    699,383     699,383     2,402,432
    7       854,911     527,033      527,033     2,230,083    672,767     672,767     2,375,817    857,749     857,749     2,560,799
    8       897,656     504,163      504,163     2,207,213    687,139     687,139     2,390,188    930,774     930,774     2,633,824
    9       942,539     480,307      480,307     2,183,357    700,725     700,725     2,403,775   1,009,857   1,009,857    2,712,907
   10       989,666     455,343      455,343     2,158,393    713,352     713,352     2,416,401   1,095,475   1,095,475    2,798,524
   11      1,039,150    429,170      429,170     2,132,219    724,853     724,853     2,427,902   1,188,170   1,188,170    2,891,220
   12      1,091,107    401,702      401,702     2,104,752    735,071     735,071     2,438,121   1,288,561   1,288,561    2,991,611
   13      1,145,662    372,858      372,858     2,075,907    743,845     743,845     2,446,895   1,397,327   1,397,327    3,100,376
   14      1,202,945    342,537      342,537     2,045,587    750,986     750,986     2,454,036   1,515,200   1,515,200    3,218,249
   15      1,263,093    310,592      310,592     2,013,641    756,245     756,245     2,459,295   1,642,931   1,642,931    3,345,981
   16      1,326,247    276,806      276,806     1,979,855    759,291     759,291     2,462,340   1,781,276   1,781,276    3,484,326
   17      1,392,560    240,897      240,897     1,943,947    759,705     759,705     2,462,754   1,930,995   1,930,995    3,634,044
   18      1,462,188    202,553      202,553     1,905,602    757,014     757,014     2,460,064   2,092,885   2,092,885    3,795,935
   19      1,535,297    161,446      161,446     1,864,496    750,707     750,707     2,453,756   2,267,808   2,267,808    3,970,858
   20      1,612,062    117,254      117,254     1,820,303    740,245     740,245     2,443,295   2,456,711   2,456,711    4,159,761
   21      1,692,665     69,724      69,724      1,772,773    725,139     725,139     2,428,188   2,660,711   2,660,711    4,363,760
   22      1,777,298     18,625      18,625      1,721,674    704,890     704,890     2,407,940   2,880,962   2,880,962    4,619,106
   23      1,866,163      (*)          (*)          (*)       678,999     678,999     2,382,048   3,118,543   3,118,543    4,891,709
   24      1,959,471      (*)          (*)          (*)       646,848     646,848     2,349,897   3,374,500   3,374,500    5,181,177
   25      2,057,445      (*)          (*)          (*)       607,611     607,611     2,310,661   3,649,764   3,649,764    5,487,892
   26      2,160,317      (*)          (*)          (*)       560,242     560,242     2,263,291   3,945,212   3,945,212    5,812,360
   27      2,268,333      (*)          (*)          (*)       503,457     503,457     2,206,507   4,261,776   4,261,776    6,155,397
   28      2,381,750      (*)          (*)          (*)       435,744     435,744     2,138,794   4,600,284   4,600,284    6,517,920
   29      2,500,837      (*)          (*)          (*)       355,473     355,473     2,058,522   4,961,555   4,961,555    6,901,096
   30      2,625,879      (*)          (*)          (*)       261,128     261,128     1,964,178   5,346,667   5,346,667    7,306,523

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR GOLDMAN SACHS CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.09%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85% for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35% for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,965      87,965      1,703,050     93,400      93,400     1,703,050    98,838       98,838     1,703,050
    2       215,250     174,518      174,518     1,703,050    190,914     190,914     1,703,050    207,967     207,967     1,703,050
    3       331,013     260,013      260,013     1,703,050    293,097     293,097     1,703,050    328,878     328,878     1,703,050
    4       452,563     344,415      344,415     1,703,050    400,139     400,139     1,703,050    462,826     462,826     1,703,050
    5       580,191     428,316      428,316     1,703,050    512,997     512,997     1,703,050    612,112     612,112     1,703,050
    6       714,201     511,203      511,203     1,703,050    631,387     631,387     1,703,050    777,476     777,476     1,894,246
    7       854,911     593,141      593,141     1,703,050    755,516     755,516     1,787,449    959,785     959,785     2,270,723
    8       897,656     582,074      582,074     1,703,050    788,122     788,122     1,811,260   1,058,397   1,058,397    2,432,403
    9       942,539     570,741      570,741     1,703,050    822,024     822,024     1,835,846   1,166,983   1,166,983    2,606,250
   10       989,666     559,093      559,093     1,703,050    857,251     857,251     1,861,295   1,286,513   1,286,513    2,793,323
   11      1,039,150    547,120      547,120     1,703,050    893,873     893,873     1,887,716   1,418,106   1,418,106    2,994,812
   12      1,091,107    534,774      534,774     1,703,050    931,933     931,933     1,915,125   1,562,949   1,562,949    3,211,864
   13      1,145,662    522,039      522,039     1,703,050    971,502     971,502     1,943,558   1,722,391   1,722,391    3,445,764
   14      1,202,945    508,868      508,868     1,703,050   1,012,635   1,012,635    1,973,004   1,897,881   1,897,881    3,697,805
   15      1,263,093    495,073      495,073     1,703,050   1,055,279   1,055,279    2,003,251   2,090,797   2,090,797    3,968,989
   16      1,326,247    480,555      480,555     1,703,050   1,099,460   1,099,460    2,034,297   2,302,781   2,302,781    4,260,764
   17      1,392,560    465,195      465,195     1,703,050   1,145,199   1,145,199    2,066,182   2,535,612   2,535,612    4,574,784
   18      1,462,188    448,825      448,825     1,703,050   1,192,486   1,192,486    2,098,949   2,791,157   2,791,157    4,912,842
   19      1,535,297    431,263      431,263     1,703,050   1,241,317   1,241,317    2,132,659   3,071,442   3,071,442    5,276,926
   20      1,612,062    412,332      412,332     1,703,050   1,291,702   1,291,702    2,167,396   3,378,709   3,378,709    5,669,265
   21      1,692,665    394,016      394,016     1,703,050   1,346,704   1,346,704    2,208,229   3,723,801   3,723,801    6,106,021
   22      1,777,298    375,684      375,684     1,703,050   1,404,611   1,404,611    2,252,042   4,105,782   4,105,782    6,582,885
   23      1,866,163    356,209      356,209     1,703,050   1,464,865   1,464,865    2,297,771   4,526,505   4,526,505    7,100,222
   24      1,959,471    335,073      335,073     1,703,050   1,527,323   1,527,323    2,345,038   4,989,090   4,989,090    7,660,206
   25      2,057,445    312,063      312,063     1,703,050   1,592,049   1,592,049    2,393,852   5,497,586   5,497,586    8,266,332
   26      2,160,317    286,923      286,923     1,703,050   1,659,104   1,659,104    2,444,307   6,056,394   6,056,394    8,922,698
   27      2,268,333    259,405      259,405     1,703,050   1,728,574   1,728,574    2,496,625   6,670,418   6,670,418    9,634,263
   28      2,381,750    229,189      229,189     1,703,050   1,800,528   1,800,528    2,551,082   7,344,962   7,344,962   10,406,722
   29      2,500,837    195,878      195,878     1,703,050   1,875,020   1,875,020    2,607,991   8,085,736   8,085,736   11,246,563
   30      2,625,879    158,997      158,997     1,703,050   1,952,090   1,952,090    2,667,642   8,898,923   8,898,923   12,160,883

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      81,796      81,796      1,703,050     86,981      86,981     1,703,050    92,170       92,170     1,703,050
    2       215,250     162,037      162,037     1,703,050    177,538     177,538     1,703,050    193,670     193,670     1,703,050
    3       331,013     240,773      240,773     1,703,050    271,887     271,887     1,703,050    305,565     305,565     1,703,050
    4       452,563     318,044      318,044     1,703,050    370,253     370,253     1,703,050    429,044     429,044     1,703,050
    5       580,191     393,867      393,867     1,703,050    472,860     472,860     1,703,050    565,428     565,428     1,703,050
    6       714,201     468,271      468,271     1,703,050    579,964     579,964     1,703,050    716,193     716,193     1,744,935
    7       854,911     541,244      541,244     1,703,050    691,817     691,817     1,703,050    880,778     880,778     2,083,803
    8       897,656     522,556      522,556     1,703,050    713,012     713,012     1,703,050    960,701     960,701     2,207,881
    9       942,539     503,065      503,065     1,703,050    734,496     734,496     1,703,050   1,047,414   1,047,414    2,339,215
   10       989,666     482,648      482,648     1,703,050    756,241     756,241     1,703,050   1,141,427   1,141,427    2,478,308
   11      1,039,150    461,189      461,189     1,703,050    778,230     778,230     1,703,050   1,243,306   1,243,306    2,625,662
   12      1,091,107    438,574      438,574     1,703,050    800,462     800,462     1,703,050   1,353,678   1,353,678    2,781,812
   13      1,145,662    414,684      414,684     1,703,050    822,942     822,942     1,703,050   1,473,228   1,473,228    2,947,296
   14      1,202,945    389,379      389,379     1,703,050    845,669     845,669     1,703,050   1,602,689   1,602,689    3,122,656
   15      1,263,093    362,469      362,469     1,703,050    868,621     868,621     1,703,050   1,742,813   1,742,813    3,308,407
   16      1,326,247    333,693      333,693     1,703,050    891,750     891,750     1,703,050   1,894,357   1,894,357    3,505,068
   17      1,392,560    302,715      302,715     1,703,050    914,980     914,980     1,703,050   2,058,067   2,058,067    3,713,190
   18      1,462,188    269,140      269,140     1,703,050    938,229     938,229     1,703,050   2,234,714   2,234,714    3,933,421
   19      1,535,297    232,522      232,522     1,703,050    961,414     961,414     1,703,050   2,425,105   2,425,105    4,166,480
   20      1,612,062    192,373      192,373     1,703,050    984,461     984,461     1,703,050   2,630,109   2,630,109    4,413,161
   21      1,692,665    148,209      148,209     1,703,050   1,007,337   1,007,337    1,703,050   2,850,736   2,850,736    4,674,432
   22      1,777,298     99,507      99,507      1,703,050   1,030,023   1,030,023    1,703,050   3,088,108   3,088,108    4,951,227
   23      1,866,163     45,694      45,694      1,703,050   1,052,515   1,052,515    1,703,050   3,343,480   3,343,480    5,244,543
   24      1,959,471      (*)          (*)          (*)      1,074,784   1,074,784    1,703,050   3,618,137   3,618,137    5,555,256
   25      2,057,445      (*)          (*)          (*)      1,096,744   1,096,744    1,703,050   3,913,297   3,913,297    5,884,148
   26      2,160,317      (*)          (*)          (*)      1,118,254   1,118,254    1,703,050   4,230,087   4,230,087    6,232,058
   27      2,268,333      (*)          (*)          (*)      1,139,119   1,139,119    1,703,050   4,569,519   4,569,519    6,599,878
   28      2,381,750      (*)          (*)          (*)      1,159,094   1,159,094    1,703,050   4,932,479   4,932,479    6,988,592
   29      2,500,837      (*)          (*)          (*)      1,177,924   1,177,924    1,703,050   5,319,848   5,319,848    7,399,450
   30      2,625,879      (*)          (*)          (*)      1,195,405   1,195,405    1,703,050   5,732,779   5,732,779    7,834,167

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,765      87,765      1,790,815     93,188      93,188     1,796,238    98,613       98,613     1,801,663
    2       215,250     173,874      173,874     1,876,924    190,204     190,204     1,893,253    207,187     207,187     1,910,236
    3       331,013     258,686      258,686     1,961,735    291,575     291,575     1,994,624    327,142     327,142     2,030,191
    4       452,563     342,137      342,137     2,045,187    397,423     397,423     2,100,472    459,607     459,607     2,162,657
    5       580,191     424,766      424,766     2,127,815    508,594     508,594     2,211,644    606,692     606,692     2,309,741
    6       714,201     506,013      506,013     2,209,062    624,698     624,698     2,327,748    769,237     769,237     2,472,286
    7       854,911     585,918      585,918     2,288,967    745,997     745,997     2,449,047    948,942     948,942     2,651,992
    8       897,656     572,717      572,717     2,275,766    775,407     775,407     2,478,457   1,044,773   1,044,773    2,747,823
    9       942,539     559,138      559,138     2,262,188    805,694     805,694     2,508,743   1,150,414   1,150,414    2,853,464
   10       989,666     545,119      545,119     2,248,169    836,830     836,830     2,539,880   1,266,857   1,266,857    2,969,907
   11      1,039,150    530,658      530,658     2,233,707    868,851     868,851     2,571,900   1,395,264   1,395,264    3,098,313
   12      1,091,107    515,701      515,701     2,218,750    901,738     901,738     2,604,787   1,536,866   1,536,866    3,239,915
   13      1,145,662    500,238      500,238     2,203,288    935,517     935,517     2,638,566   1,693,077   1,693,077    3,396,126
   14      1,202,945    484,222      484,222     2,187,272    970,176     970,176     2,673,225   1,865,357   1,865,357    3,634,434
   15      1,263,093    467,404      467,404     2,170,454   1,005,495   1,005,495    2,708,544   2,054,940   2,054,940    3,900,922
   16      1,326,247    449,673      449,673     2,152,723   1,041,380   1,041,380    2,744,430   2,263,288   2,263,288    4,187,690
   17      1,392,560    430,900      430,900     2,133,949   1,077,716   1,077,716    2,780,766   2,492,125   2,492,125    4,496,323
   18      1,462,188    410,891      410,891     2,113,940   1,114,312   1,114,312    2,817,362   2,743,285   2,743,285    4,828,581
   19      1,535,297    389,450      389,450     2,092,500   1,150,964   1,150,964    2,854,014   3,018,762   3,018,762    5,186,419
   20      1,612,062    366,405      366,405     2,069,454   1,187,479   1,187,479    2,890,528   3,320,758   3,320,758    5,572,027
   21      1,692,665    344,152      344,152     2,047,202   1,227,603   1,227,603    2,930,653   3,659,930   3,659,930    6,001,289
   22      1,777,298    322,122      322,122     2,025,171   1,269,732   1,269,732    2,972,782   4,035,358   4,035,358    6,469,973
   23      1,866,163    298,885      298,885     2,001,934   1,312,492   1,312,492    3,015,541   4,448,863   4,448,863    6,978,435
   24      1,959,471    273,846      273,846     1,976,896   1,355,289   1,355,289    3,058,338   4,903,513   4,903,513    7,528,811
   25      2,057,445    246,834      246,834     1,949,884   1,397,927   1,397,927    3,100,977   5,403,286   5,403,286    8,124,540
   26      2,160,317    217,640      217,640     1,920,689   1,440,164   1,440,164    3,143,213   5,952,507   5,952,507    8,769,646
   27      2,268,333    186,092      186,092     1,889,141   1,481,780   1,481,780    3,184,829   6,555,998   6,555,998    9,469,003
   28      2,381,750    151,965      151,965     1,855,014   1,522,486   1,522,486    3,225,536   7,218,970   7,218,970   10,228,210
   29      2,500,837    114,978      114,978     1,818,027   1,561,921   1,561,921    3,264,970   7,947,036   7,947,036   11,053,643
   30      2,625,879     74,811      74,811      1,777,861   1,599,661   1,599,661    3,302,711   8,746,273   8,746,273   11,952,278

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      81,389      81,389      1,784,438     86,548      86,548     1,789,598    91,712       91,712     1,794,762
    2       215,250     160,783      160,783     1,863,832    176,153     176,153     1,879,202    192,148     192,148     1,895,198
    3       331,013     238,180      238,180     1,941,229    268,910     268,910     1,971,960    302,169     302,169     2,005,218
    4       452,563     313,562      313,562     2,016,611    364,905     364,905     2,067,954    422,704     422,704     2,125,753
    5       580,191     386,877      386,877     2,089,927    464,188     464,188     2,167,237    554,745     554,745     2,257,794
    6       714,201     458,074      458,074     2,161,123    566,813     566,813     2,269,863    699,383     699,383     2,402,432
    7       854,911     527,033      527,033     2,230,083    672,767     672,767     2,375,817    857,749     857,749     2,560,799
    8       897,656     504,163      504,163     2,207,213    687,139     687,139     2,390,188    930,774     930,774     2,633,824
    9       942,539     480,307      480,307     2,183,357    700,725     700,725     2,403,775   1,009,857   1,009,857    2,712,907
   10       989,666     455,343      455,343     2,158,393    713,352     713,352     2,416,401   1,095,475   1,095,475    2,798,524
   11      1,039,150    429,170      429,170     2,132,219    724,853     724,853     2,427,902   1,188,170   1,188,170    2,891,220
   12      1,091,107    401,702      401,702     2,104,752    735,071     735,071     2,438,121   1,288,561   1,288,561    2,991,611
   13      1,145,662    372,858      372,858     2,075,907    743,845     743,845     2,446,895   1,397,327   1,397,327    3,100,376
   14      1,202,945    342,537      342,537     2,045,587    750,986     750,986     2,454,036   1,515,200   1,515,200    3,218,249
   15      1,263,093    310,592      310,592     2,013,641    756,245     756,245     2,459,295   1,642,931   1,642,931    3,345,981
   16      1,326,247    276,806      276,806     1,979,855    759,291     759,291     2,462,340   1,781,276   1,781,276    3,484,326
   17      1,392,560    240,897      240,897     1,943,947    759,705     759,705     2,462,754   1,930,995   1,930,995    3,634,044
   18      1,462,188    202,553      202,553     1,905,602    757,014     757,014     2,460,064   2,092,885   2,092,885    3,795,935
   19      1,535,297    161,446      161,446     1,864,496    750,707     750,707     2,453,756   2,267,808   2,267,808    3,970,858
   20      1,612,062    117,254      117,254     1,820,303    740,245     740,245     2,443,295   2,456,711   2,456,711    4,159,761
   21      1,692,665     69,724      69,724      1,772,773    725,139     725,139     2,428,188   2,660,711   2,660,711    4,363,760
   22      1,777,298     18,625      18,625      1,721,674    704,890     704,890     2,407,940   2,880,962   2,880,962    4,619,106
   23      1,866,163      (*)          (*)          (*)       678,999     678,999     2,382,048   3,118,543   3,118,543    4,891,709
   24      1,959,471      (*)          (*)          (*)       646,848     646,848     2,349,897   3,374,500   3,374,500    5,181,177
   25      2,057,445      (*)          (*)          (*)       607,611     607,611     2,310,661   3,649,764   3,649,764    5,487,892
   26      2,160,317      (*)          (*)          (*)       560,242     560,242     2,263,291   3,945,212   3,945,212    5,812,360
   27      2,268,333      (*)          (*)          (*)       503,457     503,457     2,206,507   4,261,776   4,261,776    6,155,397
   28      2,381,750      (*)          (*)          (*)       435,744     435,744     2,138,794   4,600,284   4,600,284    6,517,920
   29      2,500,837      (*)          (*)          (*)       355,473     355,473     2,058,522   4,961,555   4,961,555    6,901,096
   30      2,625,879      (*)          (*)          (*)       261,128     261,128     1,964,178   5,346,667   5,346,667    7,306,523

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS (HUNTINGTON)

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of February 12, 2002. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.14%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.55%, 4.45% and 10.45% for policy years one through four, and rates of -1.40%, 4.60% and 10.60%, for policy years five through twenty, and rates of -1.25%, 4.75% and 10.75%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.90%, 4.10% and 10.10%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,920      87,920      1,703,050     93,355      93,355     1,703,050    98,792       98,792     1,703,050
    2       215,250     174,384      174,384     1,703,050    190,775     190,775     1,703,050    207,822     207,822     1,703,050
    3       331,013     259,748      259,748     1,703,050    292,810     292,810     1,703,050    328,568     328,568     1,703,050
    4       452,563     343,978      343,978     1,703,050    399,647     399,647     1,703,050    462,273     462,273     1,703,050
    5       580,191     427,666      427,666     1,703,050    512,234     512,234     1,703,050    611,221     611,221     1,703,050
    6       714,201     510,299      510,299     1,703,050    630,284     630,284     1,703,050    776,144     776,144     1,891,000
    7       854,911     591,945      591,945     1,703,050    754,006     754,006     1,783,876    957,885     957,885     2,266,226
    8       897,656     580,592      580,592     1,703,050    786,173     786,173     1,806,779   1,055,825   1,055,825    2,426,493
    9       942,539     568,981      568,981     1,703,050    819,600     819,600     1,830,432   1,163,623   1,163,623    2,598,747
   10       989,666     557,063      557,063     1,703,050    854,316     854,316     1,854,922   1,282,231   1,282,231    2,784,027
   11      1,039,150    544,826      544,826     1,703,050    890,389     890,389     1,880,358   1,412,750   1,412,750    2,983,501
   12      1,091,107    532,224      532,224     1,703,050    927,858     927,858     1,906,751   1,556,345   1,556,345    3,198,293
   13      1,145,662    519,240      519,240     1,703,050    966,794     966,794     1,934,139   1,714,340   1,714,340    3,429,658
   14      1,202,945    505,826      505,826     1,703,050   1,007,247   1,007,247    1,962,507   1,888,160   1,888,160    3,678,865
   15      1,263,093    491,795      491,795     1,703,050   1,049,165   1,049,165    1,991,644   2,079,151   2,079,151    3,946,882
   16      1,326,247    477,047      477,047     1,703,050   1,092,569   1,092,569    2,021,547   2,288,924   2,288,924    4,235,123
   17      1,392,560    461,464      461,464     1,703,050   1,137,479   1,137,479    2,052,255   2,519,218   2,519,218    4,545,206
   18      1,462,188    444,876      444,876     1,703,050   1,183,884   1,183,884    2,083,808   2,771,862   2,771,862    4,878,880
   19      1,535,297    427,100      427,100     1,703,050   1,231,775   1,231,775    2,116,266   3,048,836   3,048,836    5,238,087
   20      1,612,062    407,962      407,962     1,703,050   1,281,163   1,281,163    2,149,712   3,352,331   3,352,331    5,625,005
   21      1,692,665    389,441      389,441     1,703,050   1,335,080   1,335,080    2,189,169   3,693,065   3,693,065    6,055,623
   22      1,777,298    370,913      370,913     1,703,050   1,391,824   1,391,824    2,231,540   4,070,061   4,070,061    6,525,612
   23      1,866,163    351,249      351,249     1,703,050   1,450,839   1,450,839    2,275,769   4,485,103   4,485,103    7,035,280
   24      1,959,471    329,926      329,926     1,703,050   1,511,978   1,511,978    2,321,477   4,941,231   4,941,231    7,586,724
   25      2,057,445    306,734      306,734     1,703,050   1,575,303   1,575,303    2,368,672   5,442,399   5,442,399    8,183,350
   26      2,160,317    281,415      281,415     1,703,050   1,640,871   1,640,871    2,417,445   5,992,897   5,992,897    8,829,151
   27      2,268,333    253,722      253,722     1,703,050   1,708,763   1,708,763    2,468,012   6,597,513   6,597,513    9,528,963
   28      2,381,750    223,335      223,335     1,703,050   1,779,046   1,779,046    2,520,644   7,261,413   7,261,413   10,288,346
   29      2,500,837    189,856      189,856     1,703,050   1,851,766   1,851,766    2,575,647   7,990,163   7,990,163   11,113,628
   30      2,625,879    152,811      152,811     1,703,050   1,926,963   1,926,963    2,633,304   8,789,779   8,789,779   12,011,731

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      85,848      85,848      1,703,050     91,159      91,159     1,703,050    96,473       96,473     1,703,050
    2       215,250     169,969      169,969     1,703,050    185,945     185,945     1,703,050    202,562     202,562     1,703,050
    3       331,013     252,724      252,724     1,703,050    284,873     284,873     1,703,050    319,641     319,641     1,703,050
    4       452,563     334,088      334,088     1,703,050    388,089     388,089     1,703,050    448,830     448,830     1,703,050
    5       580,191     414,015      414,015     1,703,050    495,732     495,732     1,703,050    591,362     591,362     1,703,050
    6       714,201     492,524      492,524     1,703,050    608,022     608,022     1,703,050    748,549     748,549     1,823,768
    7       854,911     569,690      569,690     1,703,050    725,242     725,242     1,715,825    920,937     920,937     2,178,814
    8       897,656     555,729      555,729     1,703,050    752,391     752,391     1,729,143   1,010,099   1,010,099    2,321,407
    9       942,539     541,594      541,594     1,703,050    780,477     780,477     1,743,059   1,107,745   1,107,745    2,473,952
   10       989,666     527,231      527,231     1,703,050    809,505     809,505     1,757,626   1,214,644   1,214,644    2,637,279
   11      1,039,150    512,629      512,629     1,703,050    839,509     839,509     1,772,907   1,331,690   1,331,690    2,812,315
   12      1,091,107    497,740      497,740     1,703,050    870,506     870,506     1,788,891   1,459,818   1,459,818    2,999,931
   13      1,145,662    482,545      482,545     1,703,050    902,544     902,544     1,805,602   1,600,093   1,600,093    3,201,099
   14      1,202,945    466,995      466,995     1,703,050    935,654     935,654     1,823,014   1,753,648   1,753,648    3,416,783
   15      1,263,093    450,895      450,895     1,703,050    969,766     969,766     1,840,921   1,921,520   1,921,520    3,647,648
   16      1,326,247    434,145      434,145     1,703,050   1,004,886   1,004,886    1,859,309   2,104,968   2,104,968    3,894,755
   17      1,392,560    416,622      416,622     1,703,050   1,041,011   1,041,011    1,878,206   2,305,342   2,305,342    4,159,327
   18      1,462,188    398,153      398,153     1,703,050   1,078,116   1,078,116    1,897,641   2,524,041   2,524,041    4,442,680
   19      1,535,297    378,550      378,550     1,703,050   1,116,174   1,116,174    1,917,656   2,762,577   2,762,577    4,746,277
   20      1,612,062    357,636      357,636     1,703,050   1,155,178   1,155,178    1,938,318   3,022,614   3,022,614    5,071,761
   21      1,692,665    336,850      336,850     1,703,050   1,196,047   1,196,047    1,961,192   3,308,518   3,308,518    5,425,070
   22      1,777,298    316,189      316,189     1,703,050   1,238,858   1,238,858    1,986,287   3,622,915   3,622,915    5,808,693
   23      1,866,163    294,482      294,482     1,703,050   1,283,077   1,283,077    2,012,619   3,966,801   3,966,801    6,222,277
   24      1,959,471    271,192      271,192     1,703,050   1,328,541   1,328,541    2,039,831   4,342,241   4,342,241    6,667,039
   25      2,057,445    246,107      246,107     1,703,050   1,375,276   1,375,276    2,067,906   4,752,038   4,752,038    7,145,303
   26      2,160,317    218,968      218,968     1,703,050   1,423,300   1,423,300    2,096,904   5,199,208   5,199,208    7,659,833
   27      2,268,333    189,531      189,531     1,703,050   1,472,652   1,472,652    2,126,990   5,687,107   5,687,107    8,214,041
   28      2,381,750    157,479      157,479     1,703,050   1,523,356   1,523,356    2,158,370   6,219,325   6,219,325    8,811,861
   29      2,500,837    122,412      122,412     1,703,050   1,575,421   1,575,421    2,191,274   6,799,682   6,799,682    9,457,773
   30      2,625,879     83,861      83,861      1,703,050   1,628,845   1,628,845    2,225,909   7,432,278   7,432,278   10,156,628

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,720      87,720      1,790,770     93,143      93,143     1,796,193    98,568       98,568     1,801,618
    2       215,250     173,741      173,741     1,876,791    190,065     190,065     1,893,115    207,043     207,043     1,910,093
    3       331,013     258,423      258,423     1,961,473    291,290     291,290     1,994,340    326,834     326,834     2,029,884
    4       452,563     341,704      341,704     2,044,754    396,934     396,934     2,099,984    459,059     459,059     2,162,109
    5       580,191     424,122      424,122     2,127,172    507,839     507,839     2,210,889    605,810     605,810     2,308,860
    6       714,201     505,120      505,120     2,208,170    623,609     623,609     2,326,659    767,913     767,913     2,470,963
    7       854,911     584,739      584,739     2,287,789    744,499     744,499     2,447,549    947,047     947,047     2,650,097
    8       897,656     571,261      571,261     2,274,311    773,467     773,467     2,476,517   1,042,202   1,042,202    2,745,252
    9       942,539     557,416      557,416     2,260,466    803,276     803,276     2,506,326   1,147,047   1,147,047    2,850,097
   10       989,666     543,141      543,141     2,246,191    833,897     833,897     2,536,947   1,262,555   1,262,555    2,965,605
   11      1,039,150    528,434      528,434     2,231,484    865,361     865,361     2,568,411   1,389,868   1,389,868    3,092,918
   12      1,091,107    513,241      513,241     2,216,291    897,650     897,650     2,600,700   1,530,195   1,530,195    3,233,245
   13      1,145,662    497,553      497,553     2,200,603    930,786     930,786     2,633,836   1,684,923   1,684,923    3,387,973
   14      1,202,945    481,322      481,322     2,184,372    964,755     964,755     2,667,805   1,855,501   1,855,501    3,615,231
   15      1,263,093    464,301      464,301     2,167,351    999,333     999,333     2,702,383   2,043,146   2,043,146    3,878,532
   16      1,326,247    446,377      446,377     2,149,427   1,034,425   1,034,425    2,737,475   2,249,284   2,249,284    4,161,779
   17      1,392,560    427,422      427,422     2,130,472   1,069,912   1,069,912    2,772,962   2,475,590   2,475,590    4,466,490
   18      1,462,188    407,244      407,244     2,110,294   1,105,601   1,105,601    2,808,651   2,723,857   2,723,857    4,794,384
   19      1,535,297    385,647      385,647     2,088,697   1,141,284   1,141,284    2,844,334   2,996,033   2,996,033    5,147,368
   20      1,612,062    362,458      362,458     2,065,508   1,176,766   1,176,766    2,879,816   3,294,271   3,294,271    5,527,583
   21      1,692,665    340,069      340,069     2,043,119   1,215,772   1,215,772    2,918,822   3,629,103   3,629,103    5,950,741
   22      1,777,298    317,914      317,914     2,020,964   1,256,708   1,256,708    2,959,758   3,999,568   3,999,568    6,412,588
   23      1,866,163    294,566      294,566     1,997,616   1,298,194   1,298,194    3,001,244   4,407,420   4,407,420    6,913,427
   24      1,959,471    269,429      269,429     1,972,479   1,339,634   1,339,634    3,042,684   4,855,647   4,855,647    7,455,318
   25      2,057,445    242,334      242,334     1,945,384   1,380,828   1,380,828    3,083,878   5,348,133   5,348,133    8,041,609
   26      2,160,317    213,070      213,070     1,916,120   1,421,528   1,421,528    3,124,578   5,889,095   5,889,095    8,676,223
   27      2,268,333    181,470      181,470     1,884,520   1,461,511   1,461,511    3,164,561   6,483,237   6,483,237    9,363,912
   28      2,381,750    147,307      147,307     1,850,357   1,500,483   1,500,483    3,203,533   7,135,637   7,135,637   10,110,140
   29      2,500,837    110,302      110,302     1,813,352   1,538,078   1,538,078    3,241,128   7,851,763   7,851,763   10,921,126
   30      2,625,879     70,138      70,138      1,773,188   1,573,870   1,573,870    3,276,920   8,637,528   8,637,528   11,803,671

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      85,653      85,653      1,788,703     90,952      90,952     1,794,002    96,254       96,254     1,799,304
    2       215,250     169,342      169,342     1,872,392    185,253     185,253     1,888,303    201,802     201,802     1,904,852
    3       331,013     251,436      251,436     1,954,486    283,395     283,395     1,986,445    317,955     317,955     2,021,005
    4       452,563     331,883      331,883     2,034,933    385,458     385,458     2,088,508    445,713     445,713     2,148,763
    5       580,191     410,591      410,591     2,113,641    491,487     491,487     2,194,537    586,135     586,135     2,289,185
    6       714,201     487,538      487,538     2,190,588    601,598     601,598     2,304,648    740,463     740,463     2,443,513
    7       854,911     562,778      562,778     2,265,828    715,990     715,990     2,419,040    910,143     910,143     2,613,193
    8       897,656     546,817      546,817     2,249,867    739,899     739,899     2,442,949    996,376     996,376     2,699,426
    9       942,539     530,598      530,598     2,233,648    764,284     764,284     2,467,334   1,090,868   1,090,868    2,793,918
   10       989,666     514,058      514,058     2,217,108    789,097     789,097     2,492,147   1,194,395   1,194,395    2,897,445
   11      1,039,150    497,196      497,196     2,200,246    814,349     814,349     2,517,399   1,307,873   1,307,873    3,010,923
   12      1,091,107    479,959      479,959     2,183,009    839,998     839,998     2,543,048   1,432,256   1,432,256    3,135,306
   13      1,145,662    462,339      462,339     2,165,389    866,046     866,046     2,569,096   1,568,646   1,568,646    3,271,696
   14      1,202,945    444,286      444,286     2,147,336    892,454     892,454     2,595,504   1,718,213   1,718,213    3,421,263
   15      1,263,093    425,556      425,556     2,128,606    918,975     918,975     2,622,025   1,882,035   1,882,035    3,585,085
   16      1,326,247    406,040      406,040     2,109,090    945,490     945,490     2,648,540   2,061,399   2,061,399    3,814,141
   17      1,392,560    385,610      385,610     2,088,660    971,854     971,854     2,674,904   2,257,548   2,257,548    4,073,097
   18      1,462,188    364,080      364,080     2,067,130    997,852     997,852     2,700,902   2,471,712   2,471,712    4,350,573
   19      1,535,297    341,256      341,256     2,044,306   1,023,249   1,023,249    2,726,299   2,705,301   2,705,301    4,647,874
   20      1,612,062    316,972      316,972     2,020,022   1,047,826   1,047,826    2,750,876   2,959,946   2,959,946    4,966,606
   21      1,692,665    293,099      293,099     1,996,149   1,073,453   1,073,453    2,776,503   3,239,921   3,239,921    5,312,589
   22      1,777,298    269,628      269,628     1,972,678   1,100,174   1,100,174    2,803,224   3,547,797   3,547,797    5,688,256
   23      1,866,163    245,132      245,132     1,948,182   1,126,568   1,126,568    2,829,618   3,884,552   3,884,552    6,093,262
   24      1,959,471    219,024      219,024     1,922,074   1,151,998   1,151,998    2,855,048   4,252,206   4,252,206    6,528,800
   25      2,057,445    191,142      191,142     1,894,192   1,176,227   1,176,227    2,879,277   4,653,504   4,653,504    6,997,146
   26      2,160,317    161,287      161,287     1,864,337   1,198,968   1,198,968    2,902,018   5,091,401   5,091,401    7,501,005
   27      2,268,333    129,301      129,301     1,832,351   1,219,960   1,219,960    2,923,010   5,569,183   5,569,183    8,043,719
   28      2,381,750     94,972      94,972      1,798,022   1,238,872   1,238,872    2,941,922   6,090,363   6,090,363    8,629,142
   29      2,500,837     58,033      58,033      1,761,083   1,255,299   1,255,299    2,958,349   6,658,686   6,658,686    9,261,658
   30      2,625,879     18,182      18,182      1,721,232   1,268,776   1,268,776    2,971,826   7,278,162   7,278,162    9,946,021

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR INVESCO CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 1.04% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.19%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.44%, 4.56% and 10.56% for policy years one through four, and rates of -1.29%, 4.71% and 10.71%, for policy years five through twenty, and rates of -1.14%, 4.86% and 10.86%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.79%, 4.21% and 10.21%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,838      87,838      1,703,050     93,273      93,273     1,703,050    98,711       98,711     1,703,050
    2       215,250     174,144      174,144     1,703,050    190,524     190,524     1,703,050    207,561     207,561     1,703,050
    3       331,013     259,272      259,272     1,703,050    292,295     292,295     1,703,050    328,011     328,011     1,703,050
    4       452,563     343,193      343,193     1,703,050    398,762     398,762     1,703,050    461,280     461,280     1,703,050
    5       580,191     426,498      426,498     1,703,050    510,864     510,864     1,703,050    609,620     609,620     1,703,050
    6       714,201     508,676      508,676     1,703,050    628,302     628,302     1,703,050    773,751     773,751     1,885,170
    7       854,911     589,796      589,796     1,703,050    751,294     751,294     1,777,462    954,472     954,472     2,258,153
    8       897,656     577,933      577,933     1,703,050    782,674     782,674     1,798,739   1,051,211   1,051,211    2,415,889
    9       942,539     565,825      565,825     1,703,050    815,253     815,253     1,820,725   1,157,598   1,157,598    2,585,292
   10       989,666     553,424      553,424     1,703,050    849,057     849,057     1,843,504   1,274,558   1,274,558    2,767,367
   11      1,039,150    540,718      540,718     1,703,050    884,149     884,149     1,867,180   1,403,157   1,403,157    2,963,242
   12      1,091,107    527,661      527,661     1,703,050    920,566     920,566     1,891,765   1,544,523   1,544,523    3,174,000
   13      1,145,662    514,234      514,234     1,703,050    958,373     958,373     1,917,292   1,699,939   1,699,939    3,400,848
   14      1,202,945    500,391      500,391     1,703,050    997,618     997,618     1,943,745   1,870,781   1,870,781    3,645,003
   15      1,263,093    485,943      485,943     1,703,050   1,038,244   1,038,244    1,970,913   2,058,343   2,058,343    3,907,382
   16      1,326,247    470,789      470,789     1,703,050   1,080,269   1,080,269    1,998,788   2,264,179   2,264,179    4,189,339
   17      1,392,560    454,811      454,811     1,703,050   1,123,709   1,123,709    2,027,411   2,489,963   2,489,963    4,492,423
   18      1,462,188    437,840      437,840     1,703,050   1,168,549   1,168,549    2,056,817   2,737,451   2,737,451    4,818,313
   19      1,535,297    419,691      419,691     1,703,050   1,214,778   1,214,778    2,087,063   3,008,545   3,008,545    5,168,866
   20      1,612,062    400,189      400,189     1,703,050   1,262,400   1,262,400    2,118,229   3,305,348   3,305,348    5,546,170
   21      1,692,665    381,311      381,311     1,703,050   1,314,400   1,314,400    2,155,258   3,638,355   3,638,355    5,965,912
   22      1,777,298    362,442      362,442     1,703,050   1,369,090   1,369,090    2,195,090   4,006,514   4,006,514    6,423,726
   23      1,866,163    342,447      342,447     1,703,050   1,425,917   1,425,917    2,236,676   4,411,496   4,411,496    6,919,821
   24      1,959,471    320,802      320,802     1,703,050   1,484,731   1,484,731    2,279,643   4,856,199   4,856,199    7,456,166
   25      2,057,445    297,295      297,295     1,703,050   1,545,589   1,545,589    2,323,993   5,344,406   5,344,406    8,036,005
   26      2,160,317    271,669      271,669     1,703,050   1,608,539   1,608,539    2,369,812   5,880,221   5,880,221    8,663,149
   27      2,268,333    243,675      243,675     1,703,050   1,673,658   1,673,658    2,417,308   6,468,221   6,468,221    9,342,224
   28      2,381,750    212,996      212,996     1,703,050   1,741,002   1,741,002    2,466,742   7,113,339   7,113,339   10,078,548
   29      2,500,837    179,231      179,231     1,703,050   1,810,613   1,810,613    2,518,407   7,820,883   7,820,883   10,878,175
   30      2,625,879    141,908      141,908     1,703,050   1,882,523   1,882,523    2,572,574   8,596,584   8,596,584   11,747,719

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      81,675      81,675      1,703,050     86,860      86,860     1,703,050    92,049       92,049     1,703,050
    2       215,250     161,683      161,683     1,703,050    177,169     177,169     1,703,050    193,286     193,286     1,703,050
    3       331,013     240,077      240,077     1,703,050    271,132     271,132     1,703,050    304,749     304,749     1,703,050
    4       452,563     316,899      316,899     1,703,050    368,962     368,962     1,703,050    427,593     427,593     1,703,050
    5       580,191     392,172      392,172     1,703,050    470,869     470,869     1,703,050    563,100     563,100     1,703,050
    6       714,201     465,924      465,924     1,703,050    577,095     577,095     1,703,050    712,712     712,712     1,736,454
    7       854,911     538,148      538,148     1,703,050    687,874     687,874     1,703,050    875,874     875,874     2,072,200
    8       897,656     518,741      518,741     1,703,050    707,911     707,911     1,703,050    954,147     954,147     2,192,816
    9       942,539     498,562      498,562     1,703,050    728,144     728,144     1,703,050   1,038,955   1,038,955    2,320,323
   10       989,666     477,488      477,488     1,703,050    748,537     748,537     1,703,050   1,130,780   1,130,780    2,455,190
   11      1,039,150    455,399      455,399     1,703,050    769,066     769,066     1,703,050   1,230,154   1,230,154    2,597,887
   12      1,091,107    432,185      432,185     1,703,050    789,721     789,721     1,703,050   1,337,668   1,337,668    2,748,912
   13      1,145,662    407,726      407,726     1,703,050    810,493     810,493     1,703,050   1,453,967   1,453,967    2,908,764
   14      1,202,945    381,881      381,881     1,703,050    831,370     831,370     1,703,050   1,579,739   1,579,739    3,077,942
   15      1,263,093    354,459      354,459     1,703,050    852,317     852,317     1,703,050   1,715,690   1,715,690    3,256,918
   16      1,326,247    325,201      325,201     1,703,050    873,268     873,268     1,703,050   1,862,521   1,862,521    3,446,164
   17      1,392,560    293,769      293,769     1,703,050    894,127     894,127     1,703,050   2,020,926   2,020,926    3,646,181
   18      1,462,188    259,770      259,770     1,703,050    914,786     914,786     1,703,050   2,191,616   2,191,616    3,857,563
   19      1,535,297    222,758      222,758     1,703,050    935,134     935,134     1,703,050   2,375,335   2,375,335    4,080,971
   20      1,612,062    182,245      182,245     1,703,050    955,065     955,065     1,703,050   2,572,880   2,572,880    4,317,135
   21      1,692,665    137,750      137,750     1,703,050    974,504     974,504     1,703,050   2,785,187   2,785,187    4,566,950
   22      1,777,298     88,753      88,753      1,703,050    993,389     993,389     1,703,068   3,013,294   3,013,294    4,831,276
   23      1,866,163     34,685      34,685      1,703,050   1,011,662   1,011,662    1,703,050   3,258,362   3,258,362    5,111,029
   24      1,959,471      (*)          (*)          (*)      1,029,230   1,029,230    1,703,050   3,521,578   3,521,578    5,407,000
   25      2,057,445      (*)          (*)          (*)      1,045,924   1,045,924    1,703,050   3,804,055   3,804,055    5,719,889
   26      2,160,317      (*)          (*)          (*)      1,061,496   1,061,496    1,703,050   4,106,814   4,106,814    6,050,442
   27      2,268,333      (*)          (*)          (*)      1,075,617   1,075,617    1,703,050   4,430,756   4,430,756    6,399,459
   28      2,381,750      (*)          (*)          (*)      1,087,865   1,087,865    1,703,050   4,776,660   4,776,660    6,767,819
   29      2,500,837      (*)          (*)          (*)      1,097,759   1,097,759    1,703,068   5,145,291   5,145,291    7,156,657
   30      2,625,879      (*)          (*)          (*)      1,104,821   1,104,821    1,703,068   5,537,678   5,537,678    7,567,551

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,639      87,639      1,790,688     93,062      93,062     1,796,111    98,487       98,487     1,801,536
    2       215,250     173,501      173,501     1,876,550    189,815     189,815     1,892,865    206,783     206,783     1,909,833
    3       331,013     257,949      257,949     1,960,999    290,777     290,777     1,993,827    326,281     326,281     2,029,330
    4       452,563     340,925      340,925     2,043,975    396,056     396,056     2,099,106    458,073     458,073     2,161,123
    5       580,191     422,965      422,965     2,126,015    506,483     506,483     2,209,533    604,226     604,226     2,307,275
    6       714,201     503,517      503,517     2,206,566    621,652     621,652     2,324,702    765,535     765,535     2,468,584
    7       854,911     582,622      582,622     2,285,672    741,810     741,810     2,444,860    943,645     943,645     2,646,694
    8       897,656     568,650      568,650     2,271,700    769,986     769,986     2,473,036   1,037,589   1,037,589    2,740,638
    9       942,539     554,329      554,329     2,257,379    798,940     798,940     2,501,989   1,141,008   1,141,008    2,844,058
   10       989,666     539,597      539,597     2,242,647    828,640     828,640     2,531,689   1,254,845   1,254,845    2,957,894
   11      1,039,150    524,452      524,452     2,227,501    859,112     859,112     2,562,162   1,380,204   1,380,204    3,083,253
   12      1,091,107    508,840      508,840     2,211,889    890,335     890,335     2,593,384   1,518,254   1,518,254    3,221,304
   13      1,145,662    492,753      492,753     2,195,802    922,326     922,326     2,625,375   1,670,337   1,670,337    3,373,386
   14      1,202,945    476,142      476,142     2,179,191    955,066     955,066     2,658,115   1,837,873   1,837,873    3,580,885
   15      1,263,093    458,760      458,760     2,161,810    988,328     988,328     2,691,377   2,022,057   2,022,057    3,838,500
   16      1,326,247    440,497      440,497     2,143,547   1,022,012   1,022,012    2,725,061   2,224,263   2,224,263    4,115,484
   17      1,392,560    421,224      421,224     2,124,274   1,055,993   1,055,993    2,759,042   2,446,066   2,446,066    4,413,223
   18      1,462,188    400,749      400,749     2,103,799   1,090,074   1,090,074    2,793,124   2,689,190   2,689,190    4,733,365
   19      1,535,297    378,878      378,878     2,081,928   1,124,043   1,124,043    2,827,092   2,955,503   2,955,503    5,077,736
   20      1,612,062    355,439      355,439     2,058,489   1,157,699   1,157,699    2,860,748   3,247,072   3,247,072    5,448,386
   21      1,692,665    332,813      332,813     2,035,863   1,194,730   1,194,730    2,897,780   3,574,206   3,574,206    5,860,726
   22      1,777,298    310,445      310,445     2,013,494   1,233,560   1,233,560    2,936,609   3,935,874   3,935,874    6,310,466
   23      1,866,163    286,905      286,905     1,989,955   1,272,802   1,272,802    2,975,852   4,333,714   4,333,714    6,797,813
   24      1,959,471    261,602      261,602     1,964,652   1,311,853   1,311,853    3,014,902   4,770,575   4,770,575    7,324,699
   25      2,057,445    234,365      234,365     1,937,414   1,350,505   1,350,505    3,053,554   5,250,172   5,250,172    7,894,313
   26      2,160,317    204,988      204,988     1,908,037   1,388,503   1,388,503    3,091,553   5,776,539   5,776,539    8,510,397
   27      2,268,333    173,302      173,302     1,876,351   1,425,618   1,425,618    3,128,668   6,354,170   6,354,170    9,177,497
   28      2,381,750    139,085      139,085     1,842,135   1,461,549   1,461,549    3,164,599   6,987,912   6,987,912    9,900,836
   29      2,500,837    102,059      102,059     1,805,109   1,495,922   1,495,922    3,198,972   7,682,979   7,682,979   10,686,362
   30      2,625,879     61,909      61,909      1,764,958   1,528,303   1,528,303    3,231,352   8,445,001   8,445,001   11,540,573

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      81,268      81,268      1,784,318     86,428      86,428     1,789,477    91,592       91,592     1,794,641
    2       215,250     160,431      160,431     1,863,481    175,787     175,787     1,878,837    191,768     191,768     1,894,817
    3       331,013     237,492      237,492     1,940,541    268,165     268,165     1,971,215    301,363     301,363     2,004,412
    4       452,563     312,436      312,436     2,015,486    363,636     363,636     2,066,685    421,277     421,277     2,124,327
    5       580,191     385,218      385,218     2,088,267    462,240     462,240     2,165,289    552,467     552,467     2,255,517
    6       714,201     455,789      455,789     2,158,838    564,021     564,021     2,267,070    695,985     695,985     2,399,035
    7       854,911     524,035      524,035     2,227,084    668,953     668,953     2,372,003    852,918     852,918     2,555,968
    8       897,656     500,497      500,497     2,203,546    682,240     682,240     2,385,290    924,271     924,271     2,627,321
    9       942,539     476,017      476,017     2,179,066    694,678     694,678     2,397,728   1,001,412   1,001,412    2,704,461
   10       989,666     450,474      450,474     2,153,524    706,091     706,091     2,409,140   1,084,781   1,084,781    2,787,831
   11      1,039,150    423,768      423,768     2,126,818    716,310     716,310     2,419,359   1,174,883   1,174,883    2,877,932
   12      1,091,107    395,816      395,816     2,098,865    725,179     725,179     2,428,228   1,272,289   1,272,289    2,975,339
   13      1,145,662    366,534      366,534     2,069,584    732,533     732,533     2,435,583   1,377,629   1,377,629    3,080,679
   14      1,202,945    335,826      335,826     2,038,876    738,185     738,185     2,441,235   1,491,579   1,491,579    3,194,629
   15      1,263,093    303,544      303,544     2,006,594    741,885     741,885     2,444,934   1,614,828   1,614,828    3,317,878
   16      1,326,247    269,473      269,473     1,972,523    743,300     743,300     2,446,349   1,748,060   1,748,060    3,451,110
   17      1,392,560    233,334      233,334     1,936,384    742,013     742,013     2,445,062   1,891,957   1,891,957    3,595,006
   18      1,462,188    194,816      194,816     1,897,865    737,552     737,552     2,440,602   2,047,229   2,047,229    3,750,278
   19      1,535,297    153,594      153,594     1,856,643    729,406     729,406     2,432,456   2,214,640   2,214,640    3,917,689
   20      1,612,062    109,348      109,348     1,812,397    717,042     717,042     2,420,091   2,395,028   2,395,028    4,098,078
   21      1,692,665     61,830      61,830      1,764,880    699,970     699,970     2,403,019   2,589,390   2,589,390    4,292,440
   22      1,777,298     10,813      10,813      1,713,863    677,698     677,698     2,380,748   2,798,837   2,798,837    4,501,886
   23      1,866,163      (*)          (*)          (*)       649,731     649,731     2,352,780   3,024,595   3,024,595    4,744,345
   24      1,959,471      (*)          (*)          (*)       615,456     615,456     2,318,506   3,267,747   3,267,747    5,017,270
   25      2,057,445      (*)          (*)          (*)       574,057     574,057     2,277,106   3,529,221   3,529,221    5,306,640
   26      2,160,317      (*)          (*)          (*)       524,493     524,493     2,227,543   3,809,843   3,809,843    5,612,925
   27      2,268,333      (*)          (*)          (*)       465,494     465,494     2,168,543   4,110,309   4,110,309    5,936,629
   28      2,381,750      (*)          (*)          (*)       395,558     395,558     2,098,607   4,431,187   4,431,187    6,278,335
   29      2,500,837      (*)          (*)          (*)       313,072     313,072     2,016,122   4,773,148   4,773,148    6,639,038
   30      2,625,879      (*)          (*)          (*)       216,541     216,541     1,919,590   5,137,145   5,137,145    7,020,200

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR J.P. MORGAN CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 1.04% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.05%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.44%, 4.56% and 10.56% for policy years one through four, and rates of -1.29%, 4.71% and 10.71%, for policy years five through twenty, and rates of -1.14%, 4.86% and 10.86%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.79%, 4.21% and 10.21%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,838      87,838      1,703,050     93,273      93,273     1,703,050    98,711       98,711     1,703,050
    2       215,250     174,144      174,144     1,703,050    190,524     190,524     1,703,050    207,561     207,561     1,703,050
    3       331,013     259,272      259,272     1,703,050    292,295     292,295     1,703,050    328,011     328,011     1,703,050
    4       452,563     343,193      343,193     1,703,050    398,762     398,762     1,703,050    461,280     461,280     1,703,050
    5       580,191     426,498      426,498     1,703,050    510,864     510,864     1,703,050    609,620     609,620     1,703,050
    6       714,201     508,676      508,676     1,703,050    628,302     628,302     1,703,050    773,751     773,751     1,885,170
    7       854,911     589,796      589,796     1,703,050    751,294     751,294     1,777,462    954,472     954,472     2,258,153
    8       897,656     577,933      577,933     1,703,050    782,674     782,674     1,798,739   1,051,211   1,051,211    2,415,889
    9       942,539     565,825      565,825     1,703,050    815,253     815,253     1,820,725   1,157,598   1,157,598    2,585,292
   10       989,666     553,424      553,424     1,703,050    849,057     849,057     1,843,504   1,274,558   1,274,558    2,767,367
   11      1,039,150    540,718      540,718     1,703,050    884,149     884,149     1,867,180   1,403,157   1,403,157    2,963,242
   12      1,091,107    527,661      527,661     1,703,050    920,566     920,566     1,891,765   1,544,523   1,544,523    3,174,000
   13      1,145,662    514,234      514,234     1,703,050    958,373     958,373     1,917,292   1,699,939   1,699,939    3,400,848
   14      1,202,945    500,391      500,391     1,703,050    997,618     997,618     1,943,745   1,870,781   1,870,781    3,645,003
   15      1,263,093    485,943      485,943     1,703,050   1,038,244   1,038,244    1,970,913   2,058,343   2,058,343    3,907,382
   16      1,326,247    470,789      470,789     1,703,050   1,080,269   1,080,269    1,998,788   2,264,179   2,264,179    4,189,339
   17      1,392,560    454,811      454,811     1,703,050   1,123,709   1,123,709    2,027,411   2,489,963   2,489,963    4,492,423
   18      1,462,188    437,840      437,840     1,703,050   1,168,549   1,168,549    2,056,817   2,737,451   2,737,451    4,818,313
   19      1,535,297    419,691      419,691     1,703,050   1,214,778   1,214,778    2,087,063   3,008,545   3,008,545    5,168,866
   20      1,612,062    400,189      400,189     1,703,050   1,262,400   1,262,400    2,118,229   3,305,348   3,305,348    5,546,170
   21      1,692,665    381,311      381,311     1,703,050   1,314,400   1,314,400    2,155,258   3,638,355   3,638,355    5,965,912
   22      1,777,298    362,442      362,442     1,703,050   1,369,090   1,369,090    2,195,090   4,006,514   4,006,514    6,423,726
   23      1,866,163    342,447      342,447     1,703,050   1,425,917   1,425,917    2,236,676   4,411,496   4,411,496    6,919,821
   24      1,959,471    320,802      320,802     1,703,050   1,484,731   1,484,731    2,279,643   4,856,199   4,856,199    7,456,166
   25      2,057,445    297,295      297,295     1,703,050   1,545,589   1,545,589    2,323,993   5,344,406   5,344,406    8,036,005
   26      2,160,317    271,669      271,669     1,703,050   1,608,539   1,608,539    2,369,812   5,880,221   5,880,221    8,663,149
   27      2,268,333    243,675      243,675     1,703,050   1,673,658   1,673,658    2,417,308   6,468,221   6,468,221    9,342,224
   28      2,381,750    212,996      212,996     1,703,050   1,741,002   1,741,002    2,466,742   7,113,339   7,113,339   10,078,548
   29      2,500,837    179,231      179,231     1,703,050   1,810,613   1,810,613    2,518,407   7,820,883   7,820,883   10,878,175
   30      2,625,879    141,908      141,908     1,703,050   1,882,523   1,882,523    2,572,574   8,596,584   8,596,584   11,747,719

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
   1        105,000      81,675      81,675      1,703,050     86,860      86,860     1,703,050    92,049       92,049     1,703,050
   2        215,250     161,683      161,683     1,703,050    177,169     177,169     1,703,050    193,286     193,286     1,703,050
   3        331,013     240,077      240,077     1,703,050    271,132     271,132     1,703,050    304,749     304,749     1,703,050
   4        452,563     316,899      316,899     1,703,050    368,962     368,962     1,703,050    427,593     427,593     1,703,050
   5        580,191     392,172      392,172     1,703,050    470,869     470,869     1,703,050    563,100     563,100     1,703,050
   6        714,201     465,924      465,924     1,703,050    577,095     577,095     1,703,050    712,712     712,712     1,736,454
   7        854,911     538,148      538,148     1,703,050    687,874     687,874     1,703,050    875,874     875,874     2,072,200
   8        897,656     518,741      518,741     1,703,050    707,911     707,911     1,703,050    954,147     954,147     2,192,816
   9        942,539     498,562      498,562     1,703,050    728,144     728,144     1,703,050   1,038,955   1,038,955    2,320,323
  10        989,666     477,488      477,488     1,703,050    748,537     748,537     1,703,050   1,130,780   1,130,780    2,455,190
  11       1,039,150    455,399      455,399     1,703,050    769,066     769,066     1,703,050   1,230,154   1,230,154    2,597,887
  12       1,091,107    432,185      432,185     1,703,050    789,721     789,721     1,703,050   1,337,668   1,337,668    2,748,912
  13       1,145,662    407,726      407,726     1,703,050    810,493     810,493     1,703,050   1,453,967   1,453,967    2,908,764
  14       1,202,945    381,881      381,881     1,703,050    831,370     831,370     1,703,050   1,579,739   1,579,739    3,077,942
  15       1,263,093    354,459      354,459     1,703,050    852,317     852,317     1,703,050   1,715,690   1,715,690    3,256,918
  16       1,326,247    325,201      325,201     1,703,050    873,268     873,268     1,703,050   1,862,521   1,862,521    3,446,164
  17       1,392,560    293,769      293,769     1,703,050    894,127     894,127     1,703,050   2,020,926   2,020,926    3,646,181
  18       1,462,188    259,770      259,770     1,703,050    914,786     914,786     1,703,050   2,191,616   2,191,616    3,857,563
  19       1,535,297    222,758      222,758     1,703,050    935,134     935,134     1,703,050   2,375,335   2,375,335    4,080,971
  20       1,612,062    182,245      182,245     1,703,050    955,065     955,065     1,703,050   2,572,880   2,572,880    4,317,135
  21       1,692,665    137,750      137,750     1,703,050    974,504     974,504     1,703,050   2,785,187   2,785,187    4,566,950
  22       1,777,298     88,753      88,753      1,703,050    993,389     993,389     1,703,068   3,013,294   3,013,294    4,831,276
  23       1,866,163     34,685      34,685      1,703,050   1,011,662   1,011,662    1,703,050   3,258,362   3,258,362    5,111,029
  24       1,959,471      (*)          (*)          (*)      1,029,230   1,029,230    1,703,050   3,521,578   3,521,578    5,407,000
  25       2,057,445      (*)          (*)          (*)      1,045,924   1,045,924    1,703,050   3,804,055   3,804,055    5,719,889
  26       2,160,317      (*)          (*)          (*)      1,061,496   1,061,496    1,703,050   4,106,814   4,106,814    6,050,442
  27       2,268,333      (*)          (*)          (*)      1,075,617   1,075,617    1,703,050   4,430,756   4,430,756    6,399,459
  28       2,381,750      (*)          (*)          (*)      1,087,865   1,087,865    1,703,050   4,776,660   4,776,660    6,767,819
  29       2,500,837      (*)          (*)          (*)      1,097,759   1,097,759    1,703,068   5,145,291   5,145,291    7,156,657
  30       2,625,879      (*)          (*)          (*)      1,104,821   1,104,821    1,703,068   5,537,678   5,537,678    7,567,551

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,639      87,639      1,790,688     93,062      93,062     1,796,111    98,487       98,487     1,801,536
    2       215,250     173,501      173,501     1,876,550    189,815     189,815     1,892,865    206,783     206,783     1,909,833
    3       331,013     257,949      257,949     1,960,999    290,777     290,777     1,993,827    326,281     326,281     2,029,330
    4       452,563     340,925      340,925     2,043,975    396,056     396,056     2,099,106    458,073     458,073     2,161,123
    5       580,191     422,965      422,965     2,126,015    506,483     506,483     2,209,533    604,226     604,226     2,307,275
    6       714,201     503,517      503,517     2,206,566    621,652     621,652     2,324,702    765,535     765,535     2,468,584
    7       854,911     582,622      582,622     2,285,672    741,810     741,810     2,444,860    943,645     943,645     2,646,694
    8       897,656     568,650      568,650     2,271,700    769,986     769,986     2,473,036   1,037,589   1,037,589    2,740,638
    9       942,539     554,329      554,329     2,257,379    798,940     798,940     2,501,989   1,141,008   1,141,008    2,844,058
   10       989,666     539,597      539,597     2,242,647    828,640     828,640     2,531,689   1,254,845   1,254,845    2,957,894
   11      1,039,150    524,452      524,452     2,227,501    859,112     859,112     2,562,162   1,380,204   1,380,204    3,083,253
   12      1,091,107    508,840      508,840     2,211,889    890,335     890,335     2,593,384   1,518,254   1,518,254    3,221,304
   13      1,145,662    492,753      492,753     2,195,802    922,326     922,326     2,625,375   1,670,337   1,670,337    3,373,386
   14      1,202,945    476,142      476,142     2,179,191    955,066     955,066     2,658,115   1,837,873   1,837,873    3,580,885
   15      1,263,093    458,760      458,760     2,161,810    988,328     988,328     2,691,377   2,022,057   2,022,057    3,838,500
   16      1,326,247    440,497      440,497     2,143,547   1,022,012   1,022,012    2,725,061   2,224,263   2,224,263    4,115,484
   17      1,392,560    421,224      421,224     2,124,274   1,055,993   1,055,993    2,759,042   2,446,066   2,446,066    4,413,223
   18      1,462,188    400,749      400,749     2,103,799   1,090,074   1,090,074    2,793,124   2,689,190   2,689,190    4,733,365
   19      1,535,297    378,878      378,878     2,081,928   1,124,043   1,124,043    2,827,092   2,955,503   2,955,503    5,077,736
   20      1,612,062    355,439      355,439     2,058,489   1,157,699   1,157,699    2,860,748   3,247,072   3,247,072    5,448,386
   21      1,692,665    332,813      332,813     2,035,863   1,194,730   1,194,730    2,897,780   3,574,206   3,574,206    5,860,726
   22      1,777,298    310,445      310,445     2,013,494   1,233,560   1,233,560    2,936,609   3,935,874   3,935,874    6,310,466
   23      1,866,163    286,905      286,905     1,989,955   1,272,802   1,272,802    2,975,852   4,333,714   4,333,714    6,797,813
   24      1,959,471    261,602      261,602     1,964,652   1,311,853   1,311,853    3,014,902   4,770,575   4,770,575    7,324,699
   25      2,057,445    234,365      234,365     1,937,414   1,350,505   1,350,505    3,053,554   5,250,172   5,250,172    7,894,313
   26      2,160,317    204,988      204,988     1,908,037   1,388,503   1,388,503    3,091,553   5,776,539   5,776,539    8,510,397
   27      2,268,333    173,302      173,302     1,876,351   1,425,618   1,425,618    3,128,668   6,354,170   6,354,170    9,177,497
   28      2,381,750    139,085      139,085     1,842,135   1,461,549   1,461,549    3,164,599   6,987,912   6,987,912    9,900,836
   29      2,500,837    102,059      102,059     1,805,109   1,495,922   1,495,922    3,198,972   7,682,979   7,682,979   10,686,362
   30      2,625,879     61,909      61,909      1,764,958   1,528,303   1,528,303    3,231,352   8,445,001   8,445,001   11,540,573

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      81,268      81,268      1,784,318     86,428      86,428     1,789,477    91,592       91,592     1,794,641
    2       215,250     160,431      160,431     1,863,481    175,787     175,787     1,878,837    191,768     191,768     1,894,817
    3       331,013     237,492      237,492     1,940,541    268,165     268,165     1,971,215    301,363     301,363     2,004,412
    4       452,563     312,436      312,436     2,015,486    363,636     363,636     2,066,685    421,277     421,277     2,124,327
    5       580,191     385,218      385,218     2,088,267    462,240     462,240     2,165,289    552,467     552,467     2,255,517
    6       714,201     455,789      455,789     2,158,838    564,021     564,021     2,267,070    695,985     695,985     2,399,035
    7       854,911     524,035      524,035     2,227,084    668,953     668,953     2,372,003    852,918     852,918     2,555,968
    8       897,656     500,497      500,497     2,203,546    682,240     682,240     2,385,290    924,271     924,271     2,627,321
    9       942,539     476,017      476,017     2,179,066    694,678     694,678     2,397,728   1,001,412   1,001,412    2,704,461
   10       989,666     450,474      450,474     2,153,524    706,091     706,091     2,409,140   1,084,781   1,084,781    2,787,831
   11      1,039,150    423,768      423,768     2,126,818    716,310     716,310     2,419,359   1,174,883   1,174,883    2,877,932
   12      1,091,107    395,816      395,816     2,098,865    725,179     725,179     2,428,228   1,272,289   1,272,289    2,975,339
   13      1,145,662    366,534      366,534     2,069,584    732,533     732,533     2,435,583   1,377,629   1,377,629    3,080,679
   14      1,202,945    335,826      335,826     2,038,876    738,185     738,185     2,441,235   1,491,579   1,491,579    3,194,629
   15      1,263,093    303,544      303,544     2,006,594    741,885     741,885     2,444,934   1,614,828   1,614,828    3,317,878
   16      1,326,247    269,473      269,473     1,972,523    743,300     743,300     2,446,349   1,748,060   1,748,060    3,451,110
   17      1,392,560    233,334      233,334     1,936,384    742,013     742,013     2,445,062   1,891,957   1,891,957    3,595,006
   18      1,462,188    194,816      194,816     1,897,865    737,552     737,552     2,440,602   2,047,229   2,047,229    3,750,278
   19      1,535,297    153,594      153,594     1,856,643    729,406     729,406     2,432,456   2,214,640   2,214,640    3,917,689
   20      1,612,062    109,348      109,348     1,812,397    717,042     717,042     2,420,091   2,395,028   2,395,028    4,098,078
   21      1,692,665     61,830      61,830      1,764,880    699,970     699,970     2,403,019   2,589,390   2,589,390    4,292,440
   22      1,777,298     10,813      10,813      1,713,863    677,698     677,698     2,380,748   2,798,837   2,798,837    4,501,886
   23      1,866,163      (*)          (*)          (*)       649,731     649,731     2,352,780   3,024,595   3,024,595    4,744,345
   24      1,959,471      (*)          (*)          (*)       615,456     615,456     2,318,506   3,267,747   3,267,747    5,017,270
   25      2,057,445      (*)          (*)          (*)       574,057     574,057     2,277,106   3,529,221   3,529,221    5,306,640
   26      2,160,317      (*)          (*)          (*)       524,493     524,493     2,227,543   3,809,843   3,809,843    5,612,925
   27      2,268,333      (*)          (*)          (*)       465,494     465,494     2,168,543   4,110,309   4,110,309    5,936,629
   28      2,381,750      (*)          (*)          (*)       395,558     395,558     2,098,607   4,431,187   4,431,187    6,278,335
   29      2,500,837      (*)          (*)          (*)       313,072     313,072     2,016,122   4,773,148   4,773,148    6,639,038
   30      2,625,879      (*)          (*)          (*)       216,541     216,541     1,919,590   5,137,145   5,137,145    7,020,200

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS FOR MSDW CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.02%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.55%, 4.45% and 10.45% for policy years one through four, and rates of -1.40%, 4.60% and 10.60%, for policy years five through twenty, and rates of -1.25%, 4.75% and 10.75%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.90%, 4.10% and 10.10%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,920      87,920      1,703,050     93,355      93,355     1,703,050    98,792       98,792     1,703,050
    2       215,250     174,384      174,384     1,703,050    190,775     190,775     1,703,050    207,822     207,822     1,703,050
    3       331,013     259,748      259,748     1,703,050    292,810     292,810     1,703,050    328,568     328,568     1,703,050
    4       452,563     343,978      343,978     1,703,050    399,647     399,647     1,703,050    462,273     462,273     1,703,050
    5       580,191     427,666      427,666     1,703,050    512,234     512,234     1,703,050    611,221     611,221     1,703,050
    6       714,201     510,299      510,299     1,703,050    630,284     630,284     1,703,050    776,144     776,144     1,891,000
    7       854,911     591,945      591,945     1,703,050    754,006     754,006     1,783,876    957,885     957,885     2,266,226
    8       897,656     580,592      580,592     1,703,050    786,173     786,173     1,806,779   1,055,825   1,055,825    2,426,493
    9       942,539     568,981      568,981     1,703,050    819,600     819,600     1,830,432   1,163,623   1,163,623    2,598,747
   10       989,666     557,063      557,063     1,703,050    854,316     854,316     1,854,922   1,282,231   1,282,231    2,784,027
   11      1,039,150    544,826      544,826     1,703,050    890,389     890,389     1,880,358   1,412,750   1,412,750    2,983,501
   12      1,091,107    532,224      532,224     1,703,050    927,858     927,858     1,906,751   1,556,345   1,556,345    3,198,293
   13      1,145,662    519,240      519,240     1,703,050    966,794     966,794     1,934,139   1,714,340   1,714,340    3,429,658
   14      1,202,945    505,826      505,826     1,703,050   1,007,247   1,007,247    1,962,507   1,888,160   1,888,160    3,678,865
   15      1,263,093    491,795      491,795     1,703,050   1,049,165   1,049,165    1,991,644   2,079,151   2,079,151    3,946,882
   16      1,326,247    477,047      477,047     1,703,050   1,092,569   1,092,569    2,021,547   2,288,924   2,288,924    4,235,123
   17      1,392,560    461,464      461,464     1,703,050   1,137,479   1,137,479    2,052,255   2,519,218   2,519,218    4,545,206
   18      1,462,188    444,876      444,876     1,703,050   1,183,884   1,183,884    2,083,808   2,771,862   2,771,862    4,878,880
   19      1,535,297    427,100      427,100     1,703,050   1,231,775   1,231,775    2,116,266   3,048,836   3,048,836    5,238,087
   20      1,612,062    407,962      407,962     1,703,050   1,281,163   1,281,163    2,149,712   3,352,331   3,352,331    5,625,005
   21      1,692,665    389,441      389,441     1,703,050   1,335,080   1,335,080    2,189,169   3,693,065   3,693,065    6,055,623
   22      1,777,298    370,913      370,913     1,703,050   1,391,824   1,391,824    2,231,540   4,070,061   4,070,061    6,525,612
   23      1,866,163    351,249      351,249     1,703,050   1,450,839   1,450,839    2,275,769   4,485,103   4,485,103    7,035,280
   24      1,959,471    329,926      329,926     1,703,050   1,511,978   1,511,978    2,321,477   4,941,231   4,941,231    7,586,724
   25      2,057,445    306,734      306,734     1,703,050   1,575,303   1,575,303    2,368,672   5,442,399   5,442,399    8,183,350
   26      2,160,317    281,415      281,415     1,703,050   1,640,871   1,640,871    2,417,445   5,992,897   5,992,897    8,829,151
   27      2,268,333    253,722      253,722     1,703,050   1,708,763   1,708,763    2,468,012   6,597,513   6,597,513    9,528,963
   28      2,381,750    223,335      223,335     1,703,050   1,779,046   1,779,046    2,520,644   7,261,413   7,261,413   10,288,346
   29      2,500,837    189,856      189,856     1,703,050   1,851,766   1,851,766    2,575,647   7,990,163   7,990,163   11,113,628
   30      2,625,879    152,811      152,811     1,703,050   1,926,963   1,926,963    2,633,304   8,789,779   8,789,779   12,011,731

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE

SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      85,848      85,848      1,703,050     91,159      91,159     1,703,050    96,473       96,473     1,703,050
    2       215,250     169,969      169,969     1,703,050    185,945     185,945     1,703,050    202,562     202,562     1,703,050
    3       331,013     252,724      252,724     1,703,050    284,873     284,873     1,703,050    319,641     319,641     1,703,050
    4       452,563     334,088      334,088     1,703,050    388,089     388,089     1,703,050    448,830     448,830     1,703,050
    5       580,191     414,015      414,015     1,703,050    495,732     495,732     1,703,050    591,362     591,362     1,703,050
    6       714,201     492,524      492,524     1,703,050    608,022     608,022     1,703,050    748,549     748,549     1,823,768
    7       854,911     569,690      569,690     1,703,050    725,242     725,242     1,715,825    920,937     920,937     2,178,814
    8       897,656     555,729      555,729     1,703,050    752,391     752,391     1,729,143   1,010,099   1,010,099    2,321,407
    9       942,539     541,594      541,594     1,703,050    780,477     780,477     1,743,059   1,107,745   1,107,745    2,473,952
   10       989,666     527,231      527,231     1,703,050    809,505     809,505     1,757,626   1,214,644   1,214,644    2,637,279
   11      1,039,150    512,629      512,629     1,703,050    839,509     839,509     1,772,907   1,331,690   1,331,690    2,812,315
   12      1,091,107    497,740      497,740     1,703,050    870,506     870,506     1,788,891   1,459,818   1,459,818    2,999,931
   13      1,145,662    482,545      482,545     1,703,050    902,544     902,544     1,805,602   1,600,093   1,600,093    3,201,099
   14      1,202,945    466,995      466,995     1,703,050    935,654     935,654     1,823,014   1,753,648   1,753,648    3,416,783
   15      1,263,093    450,895      450,895     1,703,050    969,766     969,766     1,840,921   1,921,520   1,921,520    3,647,648
   16      1,326,247    434,145      434,145     1,703,050   1,004,886   1,004,886    1,859,309   2,104,968   2,104,968    3,894,755
   17      1,392,560    416,622      416,622     1,703,050   1,041,011   1,041,011    1,878,206   2,305,342   2,305,342    4,159,327
   18      1,462,188    398,153      398,153     1,703,050   1,078,116   1,078,116    1,897,641   2,524,041   2,524,041    4,442,680
   19      1,535,297    378,550      378,550     1,703,050   1,116,174   1,116,174    1,917,656   2,762,577   2,762,577    4,746,277
   20      1,612,062    357,636      357,636     1,703,050   1,155,178   1,155,178    1,938,318   3,022,614   3,022,614    5,071,761
   21      1,692,665    336,850      336,850     1,703,050   1,196,047   1,196,047    1,961,192   3,308,518   3,308,518    5,425,070
   22      1,777,298    316,189      316,189     1,703,050   1,238,858   1,238,858    1,986,287   3,622,915   3,622,915    5,808,693
   23      1,866,163    294,482      294,482     1,703,050   1,283,077   1,283,077    2,012,619   3,966,801   3,966,801    6,222,277
   24      1,959,471    271,192      271,192     1,703,050   1,328,541   1,328,541    2,039,831   4,342,241   4,342,241    6,667,039
   25      2,057,445    246,107      246,107     1,703,050   1,375,276   1,375,276    2,067,906   4,752,038   4,752,038    7,145,303
   26      2,160,317    218,968      218,968     1,703,050   1,423,300   1,423,300    2,096,904   5,199,208   5,199,208    7,659,833
   27      2,268,333    189,531      189,531     1,703,050   1,472,652   1,472,652    2,126,990   5,687,107   5,687,107    8,214,041
   28      2,381,750    157,479      157,479     1,703,050   1,523,356   1,523,356    2,158,370   6,219,325   6,219,325    8,811,861
   29      2,500,837    122,412      122,412     1,703,050   1,575,421   1,575,421    2,191,274   6,799,682   6,799,682    9,457,773
   30      2,625,879     83,861      83,861      1,703,050   1,628,845   1,628,845    2,225,909   7,432,278   7,432,278   10,156,628

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      87,720      87,720      1,790,770     93,143      93,143     1,796,193    98,568       98,568     1,801,618
    2       215,250     173,741      173,741     1,876,791    190,065     190,065     1,893,115    207,043     207,043     1,910,093
    3       331,013     258,423      258,423     1,961,473    291,290     291,290     1,994,340    326,834     326,834     2,029,884
    4       452,563     341,704      341,704     2,044,754    396,934     396,934     2,099,984    459,059     459,059     2,162,109
    5       580,191     424,122      424,122     2,127,172    507,839     507,839     2,210,889    605,810     605,810     2,308,860
    6       714,201     505,120      505,120     2,208,170    623,609     623,609     2,326,659    767,913     767,913     2,470,963
    7       854,911     584,739      584,739     2,287,789    744,499     744,499     2,447,549    947,047     947,047     2,650,097
    8       897,656     571,261      571,261     2,274,311    773,467     773,467     2,476,517   1,042,202   1,042,202    2,745,252
    9       942,539     557,416      557,416     2,260,466    803,276     803,276     2,506,326   1,147,047   1,147,047    2,850,097
   10       989,666     543,141      543,141     2,246,191    833,897     833,897     2,536,947   1,262,555   1,262,555    2,965,605
   11      1,039,150    528,434      528,434     2,231,484    865,361     865,361     2,568,411   1,389,868   1,389,868    3,092,918
   12      1,091,107    513,241      513,241     2,216,291    897,650     897,650     2,600,700   1,530,195   1,530,195    3,233,245
   13      1,145,662    497,553      497,553     2,200,603    930,786     930,786     2,633,836   1,684,923   1,684,923    3,387,973
   14      1,202,945    481,322      481,322     2,184,372    964,755     964,755     2,667,805   1,855,501   1,855,501    3,615,231
   15      1,263,093    464,301      464,301     2,167,351    999,333     999,333     2,702,383   2,043,146   2,043,146    3,878,532
   16      1,326,247    446,377      446,377     2,149,427   1,034,425   1,034,425    2,737,475   2,249,284   2,249,284    4,161,779
   17      1,392,560    427,422      427,422     2,130,472   1,069,912   1,069,912    2,772,962   2,475,590   2,475,590    4,466,490
   18      1,462,188    407,244      407,244     2,110,294   1,105,601   1,105,601    2,808,651   2,723,857   2,723,857    4,794,384
   19      1,535,297    385,647      385,647     2,088,697   1,141,284   1,141,284    2,844,334   2,996,033   2,996,033    5,147,368
   20      1,612,062    362,458      362,458     2,065,508   1,176,766   1,176,766    2,879,816   3,294,271   3,294,271    5,527,583
   21      1,692,665    340,069      340,069     2,043,119   1,215,772   1,215,772    2,918,822   3,629,103   3,629,103    5,950,741
   22      1,777,298    317,914      317,914     2,020,964   1,256,708   1,256,708    2,959,758   3,999,568   3,999,568    6,412,588
   23      1,866,163    294,566      294,566     1,997,616   1,298,194   1,298,194    3,001,244   4,407,420   4,407,420    6,913,427
   24      1,959,471    269,429      269,429     1,972,479   1,339,634   1,339,634    3,042,684   4,855,647   4,855,647    7,455,318
   25      2,057,445    242,334      242,334     1,945,384   1,380,828   1,380,828    3,083,878   5,348,133   5,348,133    8,041,609
   26      2,160,317    213,070      213,070     1,916,120   1,421,528   1,421,528    3,124,578   5,889,095   5,889,095    8,676,223
   27      2,268,333    181,470      181,470     1,884,520   1,461,511   1,461,511    3,164,561   6,483,237   6,483,237    9,363,912
   28      2,381,750    147,307      147,307     1,850,357   1,500,483   1,500,483    3,203,533   7,135,637   7,135,637   10,110,140
   29      2,500,837    110,302      110,302     1,813,352   1,538,078   1,538,078    3,241,128   7,851,763   7,851,763   10,921,126
   30      2,625,879     70,138      70,138      1,773,188   1,573,870   1,573,870    3,276,920   8,637,528   8,637,528   11,803,671

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH     SURRENDER      DEATH       CASH      SURRENDER      DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE      VALUE       BENEFIT      VALUE       VALUE       BENEFIT
    1       105,000      85,653      85,653      1,788,703     90,952      90,952     1,794,002    96,254       96,254     1,799,304
    2       215,250     169,342      169,342     1,872,392    185,253     185,253     1,888,303    201,802     201,802     1,904,852
    3       331,013     251,436      251,436     1,954,486    283,395     283,395     1,986,445    317,955     317,955     2,021,005
    4       452,563     331,883      331,883     2,034,933    385,458     385,458     2,088,508    445,713     445,713     2,148,763
    5       580,191     410,591      410,591     2,113,641    491,487     491,487     2,194,537    586,135     586,135     2,289,185
    6       714,201     487,538      487,538     2,190,588    601,598     601,598     2,304,648    740,463     740,463     2,443,513
    7       854,911     562,778      562,778     2,265,828    715,990     715,990     2,419,040    910,143     910,143     2,613,193
    8       897,656     546,817      546,817     2,249,867    739,899     739,899     2,442,949    996,376     996,376     2,699,426
    9       942,539     530,598      530,598     2,233,648    764,284     764,284     2,467,334   1,090,868   1,090,868    2,793,918
   10       989,666     514,058      514,058     2,217,108    789,097     789,097     2,492,147   1,194,395   1,194,395    2,897,445
   11      1,039,150    497,196      497,196     2,200,246    814,349     814,349     2,517,399   1,307,873   1,307,873    3,010,923
   12      1,091,107    479,959      479,959     2,183,009    839,998     839,998     2,543,048   1,432,256   1,432,256    3,135,306
   13      1,145,662    462,339      462,339     2,165,389    866,046     866,046     2,569,096   1,568,646   1,568,646    3,271,696
   14      1,202,945    444,286      444,286     2,147,336    892,454     892,454     2,595,504   1,718,213   1,718,213    3,421,263
   15      1,263,093    425,556      425,556     2,128,606    918,975     918,975     2,622,025   1,882,035   1,882,035    3,585,085
   16      1,326,247    406,040      406,040     2,109,090    945,490     945,490     2,648,540   2,061,399   2,061,399    3,814,141
   17      1,392,560    385,610      385,610     2,088,660    971,854     971,854     2,674,904   2,257,548   2,257,548    4,073,097
   18      1,462,188    364,080      364,080     2,067,130    997,852     997,852     2,700,902   2,471,712   2,471,712    4,350,573
   19      1,535,297    341,256      341,256     2,044,306   1,023,249   1,023,249    2,726,299   2,705,301   2,705,301    4,647,874
   20      1,612,062    316,972      316,972     2,020,022   1,047,826   1,047,826    2,750,876   2,959,946   2,959,946    4,966,606
   21      1,692,665    293,099      293,099     1,996,149   1,073,453   1,073,453    2,776,503   3,239,921   3,239,921    5,312,589
   22      1,777,298    269,628      269,628     1,972,678   1,100,174   1,100,174    2,803,224   3,547,797   3,547,797    5,688,256
   23      1,866,163    245,132      245,132     1,948,182   1,126,568   1,126,568    2,829,618   3,884,552   3,884,552    6,093,262
   24      1,959,471    219,024      219,024     1,922,074   1,151,998   1,151,998    2,855,048   4,252,206   4,252,206    6,528,800
   25      2,057,445    191,142      191,142     1,894,192   1,176,227   1,176,227    2,879,277   4,653,504   4,653,504    6,997,146
   26      2,160,317    161,287      161,287     1,864,337   1,198,968   1,198,968    2,902,018   5,091,401   5,091,401    7,501,005
   27      2,268,333    129,301      129,301     1,832,351   1,219,960   1,219,960    2,923,010   5,569,183   5,569,183    8,043,719
   28      2,381,750     94,972      94,972      1,798,022   1,238,872   1,238,872    2,941,922   6,090,363   6,090,363    8,629,142
   29      2,500,837     58,033      58,033      1,761,083   1,255,299   1,255,299    2,958,349   6,658,686   6,658,686    9,261,658
   30      2,625,879     18,182      18,182      1,721,232   1,268,776   1,268,776    2,971,826   7,278,162   7,278,162    9,946,021

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS (NEWPORT GROUP)




The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of February 12, 2002. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 0.96%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85% for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35% for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS $1,703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 1
                                CURRENT VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT    6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                              RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                CASH                                 CASH
 POLICY     INTEREST     CASH      SURRENDER       DEATH      CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%      VALUE       VALUE        BENEFIT     VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     87,965      87,965      1,703,050    93,400      93,400     1,703,050    98,838       98,838     1,703,050
    2       215,250    174,518      174,518     1,703,050   190,914     190,914     1,703,050    207,967     207,967     1,703,050
    3       331,013    260,013      260,013     1,703,050   293,097     293,097     1,703,050    328,878     328,878     1,703,050
    4       452,563    344,415      344,415     1,703,050   400,139     400,139     1,703,050    462,826     462,826     1,703,050
    5       580,191    428,316      428,316     1,703,050   512,997     512,997     1,703,050    612,112     612,112     1,703,050
    6       714,201    511,203      511,203     1,703,050   631,387     631,387     1,703,050    777,476     777,476     1,894,246
    7       854,911    593,141      593,141     1,703,050   755,516     755,516     1,787,449    959,785     959,785     2,270,723
    8       897,656    582,074      582,074     1,703,050   788,122     788,122     1,811,260   1,058,397   1,058,397    2,432,403
    9       942,539    570,741      570,741     1,703,050   822,024     822,024     1,835,846   1,166,983   1,166,983    2,606,250
   10       989,666    559,093      559,093     1,703,050   857,251     857,251     1,861,295   1,286,513   1,286,513    2,793,323
   11      1,039,150   547,120      547,120     1,703,050   893,873     893,873     1,887,716   1,418,106   1,418,106    2,994,812
   12      1,091,107   534,774      534,774     1,703,050   931,933     931,933     1,915,125   1,562,949   1,562,949    3,211,864
   13      1,145,662   522,039      522,039     1,703,050   971,502     971,502     1,943,558   1,722,391   1,722,391    3,445,764
   14      1,202,945   508,868      508,868     1,703,050  1,012,635   1,012,635    1,973,004   1,897,881   1,897,881    3,697,805
   15      1,263,093   495,073      495,073     1,703,050  1,055,279   1,055,279    2,003,251   2,090,797   2,090,797    3,968,989
   16      1,326,247   480,555      480,555     1,703,050  1,099,460   1,099,460    2,034,297   2,302,781   2,302,781    4,260,764
   17      1,392,560   465,195      465,195     1,703,050  1,145,199   1,145,199    2,066,182   2,535,612   2,535,612    4,574,784
   18      1,462,188   448,825      448,825     1,703,050  1,192,486   1,192,486    2,098,949   2,791,157   2,791,157    4,912,842
   19      1,535,297   431,263      431,263     1,703,050  1,241,317   1,241,317    2,132,659   3,071,442   3,071,442    5,276,926
   20      1,612,062   412,332      412,332     1,703,050  1,291,702   1,291,702    2,167,396   3,378,709   3,378,709    5,669,265
   21      1,692,665   394,016      394,016     1,703,050  1,346,704   1,346,704    2,208,229   3,723,801   3,723,801    6,106,021
   22      1,777,298   375,684      375,684     1,703,050  1,404,611   1,404,611    2,252,042   4,105,782   4,105,782    6,582,885
   23      1,866,163   356,209      356,209     1,703,050  1,464,865   1,464,865    2,297,771   4,526,505   4,526,505    7,100,222
   24      1,959,471   335,073      335,073     1,703,050  1,527,323   1,527,323    2,345,038   4,989,090   4,989,090    7,660,206
   25      2,057,445   312,063      312,063     1,703,050  1,592,049   1,592,049    2,393,852   5,497,586   5,497,586    8,266,332
   26      2,160,317   286,923      286,923     1,703,050  1,659,104   1,659,104    2,444,307   6,056,394   6,056,394    8,922,698
   27      2,268,333   259,405      259,405     1,703,050  1,728,574   1,728,574    2,496,625   6,670,418   6,670,418    9,634,263
   28      2,381,750   229,189      229,189     1,703,050  1,800,528   1,800,528    2,551,082   7,344,962   7,344,962   10,406,722
   29      2,500,837   195,878      195,878     1,703,050  1,875,020   1,875,020    2,607,991   8,085,736   8,085,736   11,246,563
   30      2,625,879   158,997      158,997     1,703,050  1,952,090   1,952,090    2,667,642   8,898,923   8,898,923   12,160,883

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

      $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS 703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 1
                              GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT    6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                              RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                CASH                                 CASH
 POLICY     INTEREST     CASH      SURRENDER       DEATH      CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%      VALUE       VALUE        BENEFIT     VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     81,796      81,796      1,703,050    86,981      86,981     1,703,050    92,170       92,170     1,703,050
    2       215,250    162,037      162,037     1,703,050   177,538     177,538     1,703,050    193,670     193,670     1,703,050
    3       331,013    240,773      240,773     1,703,050   271,887     271,887     1,703,050    305,565     305,565     1,703,050
    4       452,563    318,044      318,044     1,703,050   370,253     370,253     1,703,050    429,044     429,044     1,703,050
    5       580,191    393,867      393,867     1,703,050   472,860     472,860     1,703,050    565,428     565,428     1,703,050
    6       714,201    468,271      468,271     1,703,050   579,964     579,964     1,703,050    716,193     716,193     1,744,935
    7       854,911    541,244      541,244     1,703,050   691,817     691,817     1,703,050    880,778     880,778     2,083,803
    8       897,656    522,556      522,556     1,703,050   713,012     713,012     1,703,050    960,701     960,701     2,207,881
    9       942,539    503,065      503,065     1,703,050   734,496     734,496     1,703,050   1,047,414   1,047,414    2,339,215
   10       989,666    482,648      482,648     1,703,050   756,241     756,241     1,703,050   1,141,427   1,141,427    2,478,308
   11      1,039,150   461,189      461,189     1,703,050   778,230     778,230     1,703,050   1,243,306   1,243,306    2,625,662
   12      1,091,107   438,574      438,574     1,703,050   800,462     800,462     1,703,050   1,353,678   1,353,678    2,781,812
   13      1,145,662   414,684      414,684     1,703,050   822,942     822,942     1,703,050   1,473,228   1,473,228    2,947,296
   14      1,202,945   389,379      389,379     1,703,050   845,669     845,669     1,703,050   1,602,689   1,602,689    3,122,656
   15      1,263,093   362,469      362,469     1,703,050   868,621     868,621     1,703,050   1,742,813   1,742,813    3,308,407
   16      1,326,247   333,693      333,693     1,703,050   891,750     891,750     1,703,050   1,894,357   1,894,357    3,505,068
   17      1,392,560   302,715      302,715     1,703,050   914,980     914,980     1,703,050   2,058,067   2,058,067    3,713,190
   18      1,462,188   269,140      269,140     1,703,050   938,229     938,229     1,703,050   2,234,714   2,234,714    3,933,421
   19      1,535,297   232,522      232,522     1,703,050   961,414     961,414     1,703,050   2,425,105   2,425,105    4,166,480
   20      1,612,062   192,373      192,373     1,703,050   984,461     984,461     1,703,050   2,630,109   2,630,109    4,413,161
   21      1,692,665   148,209      148,209     1,703,050  1,007,337   1,007,337    1,703,050   2,850,736   2,850,736    4,674,432
   22      1,777,298    99,507      99,507      1,703,050  1,030,023   1,030,023    1,703,050   3,088,108   3,088,108    4,951,227
   23      1,866,163    45,694      45,694      1,703,050  1,052,515   1,052,515    1,703,050   3,343,480   3,343,480    5,244,543
   24      1,959,471     (*)          (*)          (*)     1,074,784   1,074,784    1,703,050   3,618,137   3,618,137    5,555,256
   25      2,057,445     (*)          (*)          (*)     1,096,744   1,096,744    1,703,050   3,913,297   3,913,297    5,884,148
   26      2,160,317     (*)          (*)          (*)     1,118,254   1,118,254    1,703,050   4,230,087   4,230,087    6,232,058
   27      2,268,333     (*)          (*)          (*)     1,139,119   1,139,119    1,703,050   4,569,519   4,569,519    6,599,878
   28      2,381,750     (*)          (*)          (*)     1,159,094   1,159,094    1,703,050   4,932,479   4,932,479    6,988,592
   29      2,500,837     (*)          (*)          (*)     1,177,924   1,177,924    1,703,050   5,319,848   5,319,848    7,399,450
   30      2,625,879     (*)          (*)          (*)     1,195,405   1,195,405    1,703,050   5,732,779   5,732,779    7,834,167

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

      $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS 703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
              UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                            DEATH BENEFIT OPTION 2
                                CURRENT VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT    6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                              RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                CASH                                 CASH
 POLICY     INTEREST     CASH      SURRENDER       DEATH      CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%      VALUE       VALUE        BENEFIT     VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     87,765      87,765      1,790,815    93,188      93,188     1,796,238    98,613       98,613     1,801,663
    2       215,250    173,874      173,874     1,876,924   190,204     190,204     1,893,253    207,187     207,187     1,910,236
    3       331,013    258,686      258,686     1,961,735   291,575     291,575     1,994,624    327,142     327,142     2,030,191
    4       452,563    342,137      342,137     2,045,187   397,423     397,423     2,100,472    459,607     459,607     2,162,657
    5       580,191    424,766      424,766     2,127,815   508,594     508,594     2,211,644    606,692     606,692     2,309,741
    6       714,201    506,013      506,013     2,209,062   624,698     624,698     2,327,748    769,237     769,237     2,472,286
    7       854,911    585,918      585,918     2,288,967   745,997     745,997     2,449,047    948,942     948,942     2,651,992
    8       897,656    572,717      572,717     2,275,766   775,407     775,407     2,478,457   1,044,773   1,044,773    2,747,823
    9       942,539    559,138      559,138     2,262,188   805,694     805,694     2,508,743   1,150,414   1,150,414    2,853,464
   10       989,666    545,119      545,119     2,248,169   836,830     836,830     2,539,880   1,266,857   1,266,857    2,969,907
   11      1,039,150   530,658      530,658     2,233,707   868,851     868,851     2,571,900   1,395,264   1,395,264    3,098,313
   12      1,091,107   515,701      515,701     2,218,750   901,738     901,738     2,604,787   1,536,866   1,536,866    3,239,915
   13      1,145,662   500,238      500,238     2,203,288   935,517     935,517     2,638,566   1,693,077   1,693,077    3,396,126
   14      1,202,945   484,222      484,222     2,187,272   970,176     970,176     2,673,225   1,865,357   1,865,357    3,634,434
   15      1,263,093   467,404      467,404     2,170,454  1,005,495   1,005,495    2,708,544   2,054,940   2,054,940    3,900,922
   16      1,326,247   449,673      449,673     2,152,723  1,041,380   1,041,380    2,744,430   2,263,288   2,263,288    4,187,690
   17      1,392,560   430,900      430,900     2,133,949  1,077,716   1,077,716    2,780,766   2,492,125   2,492,125    4,496,323
   18      1,462,188   410,891      410,891     2,113,940  1,114,312   1,114,312    2,817,362   2,743,285   2,743,285    4,828,581
   19      1,535,297   389,450      389,450     2,092,500  1,150,964   1,150,964    2,854,014   3,018,762   3,018,762    5,186,419
   20      1,612,062   366,405      366,405     2,069,454  1,187,479   1,187,479    2,890,528   3,320,758   3,320,758    5,572,027
   21      1,692,665   344,152      344,152     2,047,202  1,227,603   1,227,603    2,930,653   3,659,930   3,659,930    6,001,289
   22      1,777,298   322,122      322,122     2,025,171  1,269,732   1,269,732    2,972,782   4,035,358   4,035,358    6,469,973
   23      1,866,163   298,885      298,885     2,001,934  1,312,492   1,312,492    3,015,541   4,448,863   4,448,863    6,978,435
   24      1,959,471   273,846      273,846     1,976,896  1,355,289   1,355,289    3,058,338   4,903,513   4,903,513    7,528,811
   25      2,057,445   246,834      246,834     1,949,884  1,397,927   1,397,927    3,100,977   5,403,286   5,403,286    8,124,540
   26      2,160,317   217,640      217,640     1,920,689  1,440,164   1,440,164    3,143,213   5,952,507   5,952,507    8,769,646
   27      2,268,333   186,092      186,092     1,889,141  1,481,780   1,481,780    3,184,829   6,555,998   6,555,998    9,469,003
   28      2,381,750   151,965      151,965     1,855,014  1,522,486   1,522,486    3,225,536   7,218,970   7,218,970   10,228,210
   29      2,500,837   114,978      114,978     1,818,027  1,561,921   1,561,921    3,264,970   7,947,036   7,947,036   11,053,643
   30      2,625,879    74,811      74,811      1,777,861  1,599,661   1,599,661    3,302,711   8,746,273   8,746,273   11,952,278

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

      $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS 703,050 SPECIFIED AMOUNT
                         CASH VALUE ACCUMULATION TEST
                          UNISEX: NONTOBACCO, AGE 45
                            DEATH BENEFIT OPTION 2
                              GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT    6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                              RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                CASH                                 CASH
 POLICY     INTEREST     CASH      SURRENDER       DEATH      CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%      VALUE       VALUE        BENEFIT     VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000     81,389      81,389      1,784,438    86,548      86,548     1,789,598    91,712       91,712     1,794,762
    2       215,250    160,783      160,783     1,863,832   176,153     176,153     1,879,202    192,148     192,148     1,895,198
    3       331,013    238,180      238,180     1,941,229   268,910     268,910     1,971,960    302,169     302,169     2,005,218
    4       452,563    313,562      313,562     2,016,611   364,905     364,905     2,067,954    422,704     422,704     2,125,753
    5       580,191    386,877      386,877     2,089,927   464,188     464,188     2,167,237    554,745     554,745     2,257,794
    6       714,201    458,074      458,074     2,161,123   566,813     566,813     2,269,863    699,383     699,383     2,402,432
    7       854,911    527,033      527,033     2,230,083   672,767     672,767     2,375,817    857,749     857,749     2,560,799
    8       897,656    504,163      504,163     2,207,213   687,139     687,139     2,390,188    930,774     930,774     2,633,824
    9       942,539    480,307      480,307     2,183,357   700,725     700,725     2,403,775   1,009,857   1,009,857    2,712,907
   10       989,666    455,343      455,343     2,158,393   713,352     713,352     2,416,401   1,095,475   1,095,475    2,798,524
   11      1,039,150   429,170      429,170     2,132,219   724,853     724,853     2,427,902   1,188,170   1,188,170    2,891,220
   12      1,091,107   401,702      401,702     2,104,752   735,071     735,071     2,438,121   1,288,561   1,288,561    2,991,611
   13      1,145,662   372,858      372,858     2,075,907   743,845     743,845     2,446,895   1,397,327   1,397,327    3,100,376
   14      1,202,945   342,537      342,537     2,045,587   750,986     750,986     2,454,036   1,515,200   1,515,200    3,218,249
   15      1,263,093   310,592      310,592     2,013,641   756,245     756,245     2,459,295   1,642,931   1,642,931    3,345,981
   16      1,326,247   276,806      276,806     1,979,855   759,291     759,291     2,462,340   1,781,276   1,781,276    3,484,326
   17      1,392,560   240,897      240,897     1,943,947   759,705     759,705     2,462,754   1,930,995   1,930,995    3,634,044
   18      1,462,188   202,553      202,553     1,905,602   757,014     757,014     2,460,064   2,092,885   2,092,885    3,795,935
   19      1,535,297   161,446      161,446     1,864,496   750,707     750,707     2,453,756   2,267,808   2,267,808    3,970,858
   20      1,612,062   117,254      117,254     1,820,303   740,245     740,245     2,443,295   2,456,711   2,456,711    4,159,761
   21      1,692,665    69,724      69,724      1,772,773   725,139     725,139     2,428,188   2,660,711   2,660,711    4,363,760
   22      1,777,298    18,625      18,625      1,721,674   704,890     704,890     2,407,940   2,880,962   2,880,962    4,619,106
   23      1,866,163     (*)          (*)          (*)      678,999     678,999     2,382,048   3,118,543   3,118,543    4,891,709
   24      1,959,471     (*)          (*)          (*)      646,848     646,848     2,349,897   3,374,500   3,374,500    5,181,177
   25      2,057,445     (*)          (*)          (*)      607,611     607,611     2,310,661   3,649,764   3,649,764    5,487,892
   26      2,160,317     (*)          (*)          (*)      560,242     560,242     2,263,291   3,945,212   3,945,212    5,812,360
   27      2,268,333     (*)          (*)          (*)      503,457     503,457     2,206,507   4,261,776   4,261,776    6,155,397
   28      2,381,750     (*)          (*)          (*)      435,744     435,744     2,138,794   4,600,284   4,600,284    6,517,920
   29      2,500,837     (*)          (*)          (*)      355,473     355,473     2,058,522   4,961,555   4,961,555    6,901,096
   30      2,625,879     (*)          (*)          (*)      261,128     261,128     1,964,178   5,346,667   5,346,667    7,306,523

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (BANK ONE)



The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------------------
                                                   Annual Percentage                     Non annualized Percentage
                                                         Change                                 Change
                                               -----------------------------------------------------------------------------------

                             Fund       Unit                              1 mo      1 Yr    2 Yrs    3 Yrs.     5 yrs.   Inception
                           Inception   Values     1999    2000    2001     to        to       to       to        to         to
 Underlying Mutual Fund     Date**    12/31/01                          12/31/01  12/31/01 12/31/01 12/31/01  12/31/01   12/31/01
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP               10/09/86    10.72      5.63    8.09   -5.47    2.13     -5.47     2.18     7.92      52.30     420.07
Equity-Income Portfolio:
Service Class
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth        10/09/86     9.78     36.48  -11.25  -18.06    0.60    -18.06   -27.27    -0.75      68.73     552.55
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------------------------
                           09/19/85     7.24      7.44  -22.77  -12.25   -0.35    -12.25   -32.23   -27.19     -19.16     172.99
Fidelity VIP High Income
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------------------------
                           01/28/87     8.62     41.62  -19.31  -21.59   -0.11    -21.59   -36.73   -10.41      11.24     122.76
Fidelity VIP Overseas
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------------------------
GVIT - Dreyfus GVIT Mid    10/31/97    13.65     20.21   14.98   -1.70    5.10     -1.70    13.02    35.86       0.00      49.64
Cap Index Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - Gartmore GVIT       11/08/82    11.69     -2.92   12.31    6.82   -0.84      6.82    19.98    16.46      37.44     347.61
Government Bond Fund:
Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - Gartmore GVIT       04/15/92     5.44      3.66  -26.68  -28.42    1.21    -28.42   -47.52   -45.60      -4.91      71.32
Growth Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - Gartmore GVIT       11/10/81    11.38      4.22    5.82    3.19    0.10      3.19     9.19    13.79      26.09     224.02
Money Market Fund: Class
I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - Gartmore GVIT       11/08/82     9.06      6.31   -2.32  -12.17    1.49    -12.17   -14.21    -8.79      38.89     851.76
Total Return Fund: Class
I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - GVIT Small Cap      10/31/97    17.72     27.08   10.98   27.76    7.01     27.76    41.79    80.19       0.00      71.09
Value Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - GVIT Small          10/23/95    14.63     43.17    8.68   -7.08    4.27     -7.08     0.99    44.58      71.38     136.23
Company Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT - Strong GVIT Mid     10/31/97    11.33     83.70  -15.89  -30.60    1.72    -30.60   -41.63     7.22       0.00      24.70
Cap Growth Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       08/01/94     9.13      8.20    1.51   -3.96    0.11     -3.96    -2.50     5.49      54.40      98.52
Trust Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       05/01/97    11.44     -1.50   12.04    8.51   -0.34      8.51    21.58    19.75       0.00      38.09
Trust Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       03/30/95     7.93      9.13   -4.49  -10.97    0.64    -10.97   -14.97    -7.21      33.06      80.05
Trust Diversified Equity
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       03/30/95     9.38     10.50   19.28   -4.41    4.25     -4.41    14.02    25.99      67.38     123.49
Trust Diversified Mid
Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       05/01/98     7.67     21.11   -9.61  -12.69    0.82    -12.69   -21.08    -4.41       0.00       4.19
Trust Equity Index
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       08/01/94    11.22     -1.31   11.85    6.62   -0.85      6.62    19.25    17.69      36.33      56.14
Trust Government Bond
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       08/01/94     5.92     29.26  -23.06  -20.60   -0.61    -20.60   -38.91   -21.03      47.17     106.72
Trust Large Cap Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       08/01/94     7.45     25.42    5.64  -11.01    3.17    -11.01    -5.99    17.91     112.47     185.47
Trust Mid Cap Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment       05/01/97    11.56     -1.84   27.74    4.38    5.61      4.38    33.33    30.87       0.00      44.42
Trust Mid Cap Value
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------
                                    Annualized Percentage
                                          Change
-----------------------------------------------------------------
                                3 Yrs.     5 yrs.   Inception
                                  to         to        to
 Underlying Mutual Fund        12/31/01   12/31/01  12/31/01
-----------------------------------------------------------------
Fidelity VIP                     2.57       8.78      11.44
Equity-Income Portfolio:
Service Class
-----------------------------------------------------------------
Fidelity VIP Growth             -0.25      11.03      13.11
Portfolio: Service Class
-----------------------------------------------------------------
                               -10.04      -4.16       6.36
Fidelity VIP High Income
Portfolio: Service Class
-----------------------------------------------------------------
                                -3.60       2.15       5.51
Fidelity VIP Overseas
Portfolio: Service Class
-----------------------------------------------------------------
GVIT - Dreyfus GVIT Mid         10.76       0.00      10.16
Cap Index Fund: Class I
-----------------------------------------------------------------
GVIT - Gartmore GVIT             5.21       6.57       8.14
Government Bond Fund:
Class I
-----------------------------------------------------------------
GVIT - Gartmore GVIT           -18.37      -1.00       5.70
Growth Fund: Class I
-----------------------------------------------------------------
GVIT - Gartmore GVIT             4.40       4.75       6.01
Money Market Fund: Class I
-----------------------------------------------------------------
GVIT - Gartmore GVIT            -3.02       6.79      12.49
Total Return Fund: Class I
-----------------------------------------------------------------
GVIT - GVIT Small Cap           21.69       0.00      13.76
Value Fund: Class I
-----------------------------------------------------------------
GVIT - GVIT Small               13.08      11.38      14.90
Company Fund: Class I
-----------------------------------------------------------------
GVIT - Strong GVIT Mid           2.35       0.00       5.44
Cap Growth Fund: Class I
-----------------------------------------------------------------
One Group Investment             1.80       9.08       9.69
Trust Balanced Portfolio
-----------------------------------------------------------------
One Group Investment             6.19       0.00       7.16
Trust Bond Portfolio
-----------------------------------------------------------------
One Group Investment            -2.46       5.88       9.10
Trust Diversified Equity
Portfolio
-----------------------------------------------------------------
One Group Investment             8.01      10.85      12.65
Trust Diversified Mid
Cap Portfolio
-----------------------------------------------------------------
One Group Investment            -1.49       0.00       1.13
Trust Equity Index
Portfolio
-----------------------------------------------------------------
One Group Investment             5.58       6.39       6.19
Trust Government Bond
Portfolio
-----------------------------------------------------------------
One Group Investment            -7.57       8.04      10.29
Trust Large Cap Growth
Portfolio
-----------------------------------------------------------------
One Group Investment             5.65      16.27      15.20
Trust Mid Cap Growth
Portfolio
-----------------------------------------------------------------
One Group Investment             9.38       0.00       8.20
Trust Mid Cap Value
Portfolio
-----------------------------------------------------------------



The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (DEUTSCHE)




The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Percentage                        Non annualized Percentage
                                                       Change                                        Change
                                             --------------------------------------------------------------------------------------
                           Fund      Unit                                1 mo       1 Yr      2 Yrs     3 Yrs.    5 yrs.  Inception
                        Inception   Values    1999     2000     2001       to         to         to        to        to      to
Underlying Mutual Fund     Date**  12/31/01                             12/31/01   12/31/01   12/31/01  12/31/01  12/31/01 12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE        08/22/97    7.67    26.85   -16.82    -24.99    -0.03      -24.99     -37.61    -20.86     0.00    -10.84
Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500  10/01/97    9.37    19.68    -9.42    -12.55     0.80      -12.55     -20.79     -5.21     0.00     23.41
Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap   08/22/97   11.65    19.46    -4.06      1.72     6.21        1.72      -2.42     16.56     0.00     18.86
Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT       11/08/82   11.69    -2.92    12.31      6.82    -0.84        6.82      19.98     16.46    37.44    347.61
Government Bond Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT       04/15/92    5.44     3.66   -26.68    -28.42     1.21      -28.42     -47.52    -45.60    -4.91     71.32
Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT       11/10/81   11.38     4.22     5.82      3.19     0.10        3.19       9.19     13.79    26.09    224.02
Money Market Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT       11/08/82    9.06     6.31    -2.32    -12.17     1.49      -12.17     -14.21     -8.79    38.89    851.76
Total Return Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap      10/31/97   17.72    27.08    10.98     27.76     7.01       27.76      41.79     80.19     0.00     71.09
Value Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company  10/23/95   14.63    43.17     8.68     -7.08     4.27       -7.08       0.99     44.58    71.38    136.23
Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Technology   05/21/97   10.53   157.40   -23.57    -46.04    -0.36      -46.04     -58.76      6.15     0.00     51.70
Fund
-----------------------------------------------------------------------------------------------------------------------------------
The Universal            01/02/97    8.99     6.47   -10.77     -4.86    -0.38       -4.86     -15.10     -9.61     0.00     -7.57
Institutional Funds,
Inc. - High Yield
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------
                             Annualized Percentage
                                     Change
--------------------------------------------------------
                          3 Yrs.    5 yrs.   Inception
                           to        to         to
Underlying Mutual Fund   12/31/01  12/31/01   12/31/01
--------------------------------------------------------
Deutsche VIT EAFE          -7.50       0.00     -2.60
Equity Index Fund
--------------------------------------------------------
Deutsche VIT Equity 500    -1.77       0.00      5.08
Index Fund
--------------------------------------------------------
Deutsche VIT Small Cap      5.24       0.00      4.04
Index Fund
--------------------------------------------------------
GVIT Gartmore GVIT          5.21       6.57      8.14
Government Bond Fund:
Class I
--------------------------------------------------------
GVIT Gartmore GVIT        -18.37      -1.00      5.70
Growth Fund: Class I
--------------------------------------------------------
GVIT Gartmore GVIT          4.40       4.75      6.01
Money Market Fund:
Class I
--------------------------------------------------------
GVIT Gartmore GVIT         -3.02       6.79     12.49
Total Return Fund:
Class I
--------------------------------------------------------
GVIT GVIT Small Cap        21.69       0.00     13.76
Value Fund: Class I
--------------------------------------------------------
GVIT GVIT Small Company    13.08      11.38     14.90
Fund: Class I
--------------------------------------------------------
INVESCO VIF Technology      2.01       0.00      9.46
Fund
--------------------------------------------------------
The Universal              -3.31       0.00     -1.56
Institutional Funds,
Inc. - High Yield
Portfolio
--------------------------------------------------------


The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (FIDELITY)


The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Annual Percentage                     Non annualized Percentage
                                                             Change                                    Change
                                                  ---------------------------------------------------------------------------------
                              Fund        Unit                              1 mo      1 Yr     2 Yrs    3 Yrs.    5 yrs.  Inception
                            Inception    Values     1999    2000    2001     to        to       to        to        to        to
Underlying Mutual Fund        Date**    12/31/01                           12/31/01  12/31/01  12/31/01 12/31/01  12/31/01 12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP                10/09/86     10.72      5.63     8.09   -5.47     2.13     -5.47     2.18      7.92     52.30    420.07
Equity-Income
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth         10/09/86      9.78     36.48   -11.25  -18.06     0.60    -18.06   -27.27     -0.75     68.73    552.55
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High           09/19/85      7.24      7.44   -22.77  -12.25    -0.35    -12.25   -32.23    -27.19    -19.16    172.99
Income Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas       01/28/87      8.62     41.62   -19.31  -21.59    -0.11    -21.59   -36.73    -10.41     11.24    122.76
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset       09/06/89     10.03     10.36    -4.25   -4.63     1.02     -4.63    -8.68      0.77     37.76    196.45
Manager Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset       01/03/95      9.13     14.46   -12.78   -7.88     1.51     -7.88   -19.65     -8.04     33.06     94.20
Manager: Growth
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II             01/03/95      9.99     30.01    -6.90  -12.71     2.31    -12.71   -18.74      0.28     59.75    167.38
Contrafund Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III            01/03/95      9.67      3.81    -4.58   -2.12     1.00     -2.12    -6.60     -3.04     37.36     70.04
Balanced Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth     12/31/96      9.44      8.42    -3.89   -9.22     0.50     -9.22   -12.74     -5.40     55.62     55.62
& Income Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth     01/03/95      7.26      3.57   -17.34  -14.78     1.04    -14.78   -29.56    -27.05     16.61     80.61
Opportunities
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid        12/08/98     15.84     48.65    33.05   -3.75     4.12     -3.75    28.06     89.41      0.00     95.40
Cap Portfolio: Service
Class
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT          11/08/82     11.69     -2.92    12.31    6.82    -0.84      6.82    19.98     16.46     37.44    347.61
Government Bond Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT          04/15/92      5.44     3.66    -26.68  -28.42     1.21    -28.42   -47.52    -45.60     -4.91     71.32
Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT          11/10/81     11.38     4.22      5.82    3.19     0.10      3.19     9.19     13.79     26.09    224.02
Money Market Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT          11/08/82      9.06     6.31     -2.32  -12.17     1.49    -12.17   -14.21     -8.79     38.89    851.76
Total Return Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company     10/23/95     14.63    43.17      8.68   -7.08     4.27     -7.08     0.99     44.58     71.38    136.23
Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------
                              Annualized Percentage
                                   Change
------------------------------------------------------
                           3 Yrs.   5 yrs. Inception
                            to       to       to
Underlying Mutual Fund    12/31/01 12/31/01 12/31/01
------------------------------------------------------
Fidelity VIP                2.57    8.78    11.44
Equity-Income
Portfolio: Service Class
------------------------------------------------------
Fidelity VIP Growth        -0.25   11.03    13.11
Portfolio: Service Class
------------------------------------------------------
Fidelity VIP High         -10.04   -4.16     6.36
Income Portfolio:
Service Class
------------------------------------------------------
Fidelity VIP Overseas      -3.60    2.15     5.51
Portfolio: Service Class
------------------------------------------------------
Fidelity VIP II Asset       0.25    6.62     9.22
Manager Portfolio:
Service Class
------------------------------------------------------
Fidelity VIP II Asset      -2.76    5.88     9.96
Manager: Growth
Portfolio: Service Class
------------------------------------------------------
Fidelity VIP II             0.09    9.82    15.10
Contrafund Portfolio:
Service Class
------------------------------------------------------
Fidelity VIP III           -1.03    6.55     7.89
Balanced Portfolio:
Service Class
------------------------------------------------------
Fidelity VIP III Growth    -1.83    9.25     9.25
& Income Portfolio:
Service Class
------------------------------------------------------
Fidelity VIP III Growth    -9.98    3.12     8.82
Opportunities
Portfolio: Service Class
------------------------------------------------------
Fidelity VIP III Mid       23.73    0.00    24.46
Cap Portfolio: Service
Class
------------------------------------------------------
GVIT Gartmore GVIT          5.21    6.57     8.14
Government Bond Fund:
Class I
------------------------------------------------------
GVIT Gartmore GVIT        -18.37   -1.00     5.70
Growth Fund: Class I
------------------------------------------------------
GVIT Gartmore GVIT          4.40    4.75     6.01
Money Market Fund:
Class I
------------------------------------------------------
GVIT Gartmore GVIT         -3.02    6.79    12.49
Total Return Fund:
Class I
------------------------------------------------------
GVIT GVIT Small Company    13.08   11.38    14.90
Fund: Class I
------------------------------------------------------


The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The Fidelity VIP Value Portfolio: Service Class, Fidelity VIP II Investment Grade Bond Portfolio: Service Class, Fidelity VIP III Aggressive Growth
Portfolio: Service Class, Fidelity VIP III Dynamic Capital Appreciation
Portfolio: Service Class and Fidelity VIP III Value Strategies Portfolio:
Service Class were added to the variable account on July 23, 2001 and no performance information is available.

The Fidelity VIP II Index 500 Portfolio was added to the variable account on May 1, 2000 and no performance information is available.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (GOLDMAN SACHS)


The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                                                      Annual Percentage                     Non annualized Percentage
                                                           Change                                    Change
-----------------------------------------------------------------------------------------------------------------------------------
                            Fund       Unit                               1 mo      1 Yr     2 Yrs     3 Yrs.    5 yrs.   Inception
                          Inception   Values    1999      2000    2001      to       to        to        to        to         to
Underlying Mutual Fund      Date**   12/31/01                            12/31/01  12/31/01 12/31/01  12/31/01  12/31/01   12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds -       08/22/97    7.67     26.85    -16.82   -24.99   -0.03   -24.99    -37.61    -20.86     0.00       -10.84
EAFE Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index        09/29/89    9.38     19.89     -9.46   -12.53    0.79   -12.53    -20.81     -5.06   61.84        306.57
Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP               10/09/86   10.72      5.63      8.09    -5.47    2.13    -5.47      2.18      7.92    52.30       420.07
Equity-Income
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High          09/19/85    7.24      7.44    -22.77   -12.25   -0.35   -12.25    -32.23    -27.19  -19.16        172.99
Income Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT          04/30/98    9.96     26.38     -8.16   -13.55    2.05   -13.55    -20.60      0.35    0.00         13.80
Capital Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE     02/13/98    8.11     34.62    -22.63   -21.08    0.27   -21.08    -38.94    -17.80    0.00         -4.45
Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE     02/13/98   12.38     16.85      1.55     4.11    6.02     4.11      5.72     23.53    0.00         11.32
Small Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE     02/13/98    9.62     23.57     -9.80   -12.30    1.25   -12.30    -20.89     -2.24    0.00         11.45
U.S. Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT          02/13/98   11.17     -1.60      8.83     4.38   -0.83     4.38     13.61     11.78    0.00         20.35
Global Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT          01/12/98    8.83      4.79     -4.88    -9.70    1.31    -9.70    -14.11     -9.99    0.00         -5.62
Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT          01/12/98    8.00     24.25    -13.36   -22.57    1.16   -22.57    -32.92    -16.65    0.00         -0.51
International Equity
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid      05/01/98   14.21     -1.53     30.81    11.60    5.02    11.60     45.99     43.75    0.00         23.61
Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Technology     05/21/97   10.53    157.40    -23.57   -46.04   -0.36   -46.04    -58.76      6.15    0.00         51.70
Fund
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         11/08/82   11.69     -2.92     12.31     6.82   -0.84     6.82     19.98     16.46   37.44        347.61
Government Bond Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         04/15/92    5.44      3.66    -26.68   -28.42    1.21   -28.42    -47.52    -45.60   -4.91         71.32
Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         11/10/81   11.38      4.22      5.82     3.19    0.10     3.19      9.19     13.79   26.09        224.02
Money Market Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         11/08/82    9.06      6.31     -2.32   -12.17    1.49   -12.17    -14.21     -8.79   38.89        851.76
Total Return Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap        10/31/97   17.72     27.08     10.98    27.76    7.01    27.76     41.79     80.19    0.00         71.09
Value Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company    10/23/95   14.63     43.17      8.68    -7.08    4.27    -7.08      0.99     44.58   71.38        136.23
Fund: Class I
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers           02/05/98   11.30     -0.22      7.09     6.49    0.29     6.49     14.03     13.78    0.00         14.63
Variable Series Funds
Inc. - Strategic Bond
Fund
-----------------------------------------------------------------------------------------------------------------------------------
The Universal              03/03/97   13.66     -2.05     29.01     9.40    2.67     9.40     41.14     38.24    0.00         43.79
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------
                               Annualized Percentage
                                       Change
----------------------------------------------------------
                            3 Yrs.    5 yrs.   Inception
                              to        to        to
Underlying Mutual Fund     12/31/01  12/31/01   12/31/01
----------------------------------------------------------
Deutsche VIT Funds -         -7.50      0.00    -2.60
EAFE Equity Index Fund
----------------------------------------------------------
Dreyfus Stock Index          -1.72     10.11    12.13
Fund, Inc.
----------------------------------------------------------
Fidelity VIP                  2.57      8.78    11.44
Equity-Income
Portfolio: Service Class
----------------------------------------------------------
Fidelity VIP High           -10.04     -4.16     6.36
Income Portfolio:
Service Class
----------------------------------------------------------
Goldman Sachs VIT             0.12      0.00     3.59
Capital Growth Fund
----------------------------------------------------------
Goldman Sachs VIT CORE       -6.33      0.00    -1.17
Large Cap Growth Fund
----------------------------------------------------------
Goldman Sachs VIT CORE        7.30      0.00     2.80
Small Cap Equity Fund
----------------------------------------------------------
Goldman Sachs VIT CORE       -0.75      0.00     2.83
U.S. Equity Fund
----------------------------------------------------------
Goldman Sachs VIT             3.78      0.00     4.78
Global Income Fund
----------------------------------------------------------
Goldman Sachs VIT            -3.45      0.00    -1.45
Growth and Income Fund
----------------------------------------------------------
Goldman Sachs VIT            -5.89      0.00    -0.13
International Equity
Fund
----------------------------------------------------------
Goldman Sachs VIT Mid        12.86      0.00     5.96
Cap Value Fund
----------------------------------------------------------
INVESCO VIF Technology        2.01      0.00     9.46
Fund
----------------------------------------------------------
GVIT Gartmore GVIT            5.21      6.57     8.14
Government Bond Fund:
Class I
----------------------------------------------------------
GVIT Gartmore GVIT          -18.37     -1.00     5.70
Growth Fund: Class I
----------------------------------------------------------
GVIT Gartmore GVIT            4.40      4.75     6.01
Money Market Fund:
Class I
----------------------------------------------------------
GVIT Gartmore GVIT           -3.02      6.79    12.49
Total Return Fund:
Class I
----------------------------------------------------------
GVIT GVIT Small Cap          21.69      0.00    13.76
Value Fund: Class I
----------------------------------------------------------
GVIT GVIT Small Company      13.08     11.38    14.90
Fund: Class I
----------------------------------------------------------
Salomon Brothers              4.40      0.00     3.56
Variable Series Funds
Inc. - Strategic Bond
Fund
----------------------------------------------------------
The Universal                11.40      0.00     7.82
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio
----------------------------------------------------------



The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

APPENDIX C: PERFORMANCE SUMMARY INFORMATION (HUNTINGTON)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

--------------------------------------------------------------------------------------------------------------------------------
                                                    Annual Percentage                  Non annualized Percentage
                                                         Change                                  Change
                                                --------------------------------------------------------------------------------
                              Fund      Unit                               1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs.  Inception
                           Inception   Values                               to       to       to       to       to       to
  Underlying Mutual Fund     Date**   12/31/01    1999    2000    2001   12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
--------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Small    8/22/97   11.65    19.45    -4.06    1.72    6.21     1.72    -2.42    16.56     0.00     18.86
Cap Index Fund
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,     9/29/89    9.38    19.89    -9.46  -12.53    0.79   -12.53   -20.81    -5.06    61.84    306.57
Inc.: Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment   4/05/93    9.83    10.80    -0.85   -9.67    0.00    -9.67   -10.44    -0.77    65.45    191.86
Fund - Appreciation
Portfolio: Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income   10/09/86   10.72     5.63     8.09   -5.47    2.13    -5.47     2.18     7.92    52.30    420.07
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth          10/09/86    9.78    36.48   -11.25  -18.06    0.60   -18.06   -27.27    -0.75    68.73    552.55
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap    10/31/97   13.65    20.21    14.98   -1.70    5.10    -1.70    13.02    35.86     0.00     49.64
Index Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High     10/31/97    9.71     2.58    -8.46    3.80   -0.33     3.80    -4.98    -2.53     0.00      5.47
Income Bond Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           11/08/82   11.69    -2.92    12.31    6.82   -0.84     6.82    19.98    16.46    37.44    347.61
Government Bond Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money     11/10/81   11.38     4.22     5.82    3.19    0.10     3.19     9.19    13.79    26.09    224.02
Market Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value    10/31/97   17.72    27.08    10.98   27.76    7.01    27.76    41.79    80.19     0.00     71.09
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company      10/31/97   17.72    27.08    10.98   27.76    7.01    27.76    41.79    80.19     0.00     71.09
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment   5/22/97   11.89     4.25    30.28  -12.94   -2.85   -12.94    13.42    18.24     0.00     84.70
Funds, Inc. - INVESCO VIF
Health Sciences Fund
--------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment   8/25/97   13.24    89.92   -15.15  -18.87    5.79   -18.87   -31.16    30.74     0.00     49.57
Funds, Inc. - INVESCO VIF
Small Company Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment  01/03/95    8.28    18.43     5.07  -32.68    0.47   -32.68   -29.27   -16.24    29.72     55.80
Funds, Inc. - INVESCO VIF
Utilities Fund
--------------------------------------------------------------------------------------------------------------------------------
The Universal                 6/16/97   15.33    28.61    11.16    9.66    2.50     9.66    21.90    56.78     0.00     12.08
Institutional Funds,
Inc. - Core Plus
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------------
The Universal                 1/02/97   11.82    -2.21    10.86    8.88   -0.39     8.88    20.71    18.04     0.00     24.80
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------
                               Annualized Percentage
                                      Change
                           -----------------------------
                             3 Yrs.   5 yrs.  Inception
                               to       to       To
  Underlying Mutual Fund    12/31/01 12/31/01 12/31/01
--------------------------------------------------------
Deutsche VIT Funds - Small    5.24     0.00      4.04
Cap Index Fund
--------------------------------------------------------
Dreyfus Stock Index Fund,    -1.72    10.11     12.13
Inc.: Initial Shares
--------------------------------------------------------
Dreyfus Variable Investment  -0.26    10.60     13.04
Fund - Appreciation
Portfolio: Initial Shares
--------------------------------------------------------
Fidelity VIP Equity-Income    2.57     8.78     11.44
Portfolio: Service Class
--------------------------------------------------------
Fidelity VIP Growth          -0.25    11.03     13.11
Portfolio: Service Class
--------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap    10.76     0.00     10.16
Index Fund: Class I
--------------------------------------------------------
GVIT Federated GVIT High     -0.85     0.00     1.29
Income Bond Fund: Class I
--------------------------------------------------------
GVIT Gartmore GVIT            5.21     6.57      8.14
Government Bond Fund:
Class I
--------------------------------------------------------
GVIT Gartmore GVIT Money      4.40     4.75      6.01
Market Fund: Class I
--------------------------------------------------------
GVIT GVIT Small Cap Value    21.69     0.00     13.76
Fund: Class I
--------------------------------------------------------
GVIT GVIT Small Company      21.69     0.00     13.76
Fund: Class I
--------------------------------------------------------
INVESCO Variable Investment   5.74     0.00     14.24
Funds, Inc. - INVESCO VIF
Health Sciences Fund
--------------------------------------------------------
INVESCO Variable Investment   9.35     0.00      9.70
Funds, Inc. - INVESCO VIF
Small Company Growth Fund
--------------------------------------------------------
INVESCO Variable Investment  -5.73     5.34      6.55
Funds, Inc. - INVESCO VIF
Utilities Fund
--------------------------------------------------------
The Universal                16.17     0.00      2.54
Institutional Funds,
Inc. - Core Plus
Emerging Markets Debt
Portfolio
--------------------------------------------------------
The Universal                 5.68     0.00      4.53
--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Institutional Funds,
Inc. - Core Plus
Fixed Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   1/02/97   12.74    19.48    10.53   -3.54    3.82    -3.54     6.62    27.39     0.00     87.82
Funds, Inc. - Mid Cap
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   3/03/97   13.66    -2.05    29.01    9.40    2.67     9.40    41.14    38.24     0.00     35.97
Funds, Inc. - U.S. Real
Estate Portfolio
------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------
Institutional Funds,
Inc. - Core Plus
Fixed Income Portfolio
---------------------------------------------------------
The Universal Institutional    8.40     0.00     13.45
Funds, Inc. - Mid Cap
Growth Portfolio
---------------------------------------------------------
The Universal Institutional   11.40     0.00      7.82
Funds, Inc. - U.S. Real
Estate Portfolio
---------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The following underlying mutual funds were added to the variable account effective January 24, 2001 and no performance history is available:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
-   American Century VP International Fund: Class I
-   American Century VP Value Fund: Class I

J.P. MORGAN SERIES TRUST II
-   J.P. Morgan Bond Portfolio

The following underlying mutual funds were added to the variable account effective February 14, 2002 and no performance history is available:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-   VIP Value Portfolio: Service Class

HUNTINGTON VA FUNDS
-   VA Dividend Capture Fund
-   VA Growth Fund
-   VA Income Equity Fund
-   VA Mid Corp America Fund
-   VA New Economy Fund

JANUS ASPEN SERIES
-   Global Technology Portfolio: Service Shares
-   International Growth Portfolio: Service Shares

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
-   AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-   Oppenheimer Capital Appreciation Fund/VA: Initial Class
-   Oppenheimer Global Securities Fund/VA: Initial Class
-   Oppenheimer Main Street Growth & Income Fund/VA: Initial Class

APPENDIX C: PERFORMANCE SUMMARY INFORMATION (INVESCO)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

-------------------------------------------------------------------------------------------------------------------------------
                                                    Annual Percentage                Non annualized Percentage
                                                          Change                                 Change
                                                 ------------------------------------------------------------------------------
                              Fund       Unit                              1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs.  Inception
                            Inception   Values                              to       to       to       to       to       to
  Underlying Mutual Fund      Date**   12/31/01   1999     2000    2001  12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond     08/31/90   11.77    -0.41    10.98    6.26   -0.69     6.26    17.93    17.43    33.92    130.83
Portfolio:  Initial Shares
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas        01/28/87    8.62    41.62   -19.31  -21.59   -0.11   -21.59   -36.73   -10.41    11.24    122.76
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            02/13/98   11.17    -1.60     8.83    4.38   -0.83     4.38    13.61    11.78     0.00     20.35
International Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value     10/31/97    9.08    17.79   -10.80  -12.51    0.95   -12.51   -21.96    -8.07     0.00      6.55
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap    10/31/97   13.65    20.21    14.98   -1.70    5.10    -1.70    13.02    35.86     0.00     49.64
Index Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High     10/31/97    9.71     2.58    -8.46    3.80   -0.33     3.80    -4.98    -2.53     0.00      5.47
Income Bond Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth    04/15/92    5.44     3.66   -26.68  -28.42    1.21   -28.42   -47.52   -45.60    -4.91     71.32
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money     11/10/81   11.38     4.22     5.82    3.19    0.10     3.19     9.19    13.79    26.09    224.02
Market Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total     11/08/82    9.06     6.31    -2.32  -12.17    1.49   -12.17   -14.21    -8.79    38.89    851.76
Return Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           10/31/97    8.43    22.20   -12.50  -19.14    2.17   -19.14   -29.24   -13.53     0.00      3.54
Worldwide Leaders Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth   05/03/99   15.16     0.00   -16.39  -11.20    4.66   -11.20   -25.75     0.00     0.00     51.61
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value    10/31/97   17.72    27.08    10.98   27.76    7.01    27.76    41.79    80.19     0.00     71.09
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company      10/23/95   14.63    43.17     8.68   -7.08    4.27    -7.08     0.99    44.58    71.38    136.23
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT        10/31/97    9.53     0.27    -0.55   -4.06    0.18    -4.06    -4.59    -4.33     0.00      4.90
Balanced Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector   10/31/97   10.97     0.96     5.44    3.77   -0.33     3.77     9.42    10.46     0.00     14.52
Bond Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
GVIT - Nationwide GVIT       10/31/97    9.98    -3.64     7.39   -3.64    4.31    -3.64     3.48    -0.30     0.00      1.01
Strategic
-------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------
                              Annualized Percentage
                                        Change
                            -----------------------------
                              3 Yrs.   5 yrs.  Inception
                                to       to       to
  Underlying Mutual Fund     12/31/01 12/31/01 12/31/01
---------------------------------------------------------
Dreyfus VIF Quality Bond        5.50     6.02     7.66
Portfolio:  Initial Shares
---------------------------------------------------------
Fidelity VIP Overseas          -3.60     2.15     5.51
Portfolio: Service Class
---------------------------------------------------------
Goldman Sachs VIT               3.78     0.00     4.78
International Equity Fund
---------------------------------------------------------
GVIT Comstock GVIT Value       -2.77     0.00     1.54
Fund: Class I
---------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap      10.76     0.00    10.16
Index Fund: Class I
---------------------------------------------------------
GVIT Federated GVIT High       -0.85     0.00     1.29
Income Bond Fund: Class I
---------------------------------------------------------
GVIT Gartmore GVIT Growth     -18.37    -1.00     5.70
Fund: Class I
---------------------------------------------------------
GVIT Gartmore GVIT Money        4.40     4.75     6.01
Market Fund: Class I
---------------------------------------------------------
GVIT Gartmore GVIT Total       -3.02     6.79    12.49
Return Fund: Class I
---------------------------------------------------------
GVIT Gartmore GVIT             -4.73     0.00     0.84
Worldwide Leaders Fund:
Class I
---------------------------------------------------------
GVIT GVIT Small Cap Growth      0.00     0.00    16.94
Fund: Class I
---------------------------------------------------------
GVIT GVIT Small Cap Value      21.69     0.00    13.76
Fund: Class I
---------------------------------------------------------
GVIT GVIT Small Company        13.08    11.38    14.90
Fund: Class I
---------------------------------------------------------
GVIT J.P. Morgan GVIT          -1.46     0.00     1.15
Balanced Fund: Class I
---------------------------------------------------------
GVIT MAS GVIT Multi Sector      3.37     0.00     3.31
Bond Fund: Class I
---------------------------------------------------------
GVIT - Nationwide GVIT         -0.10     0.00     0.24
Strategic
---------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap     10/31/97   11.33    83.70   -15.89  -30.60    1.72   -30.60   -41.63     7.22     0.00     24.70
Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Dynamics Fund    08/25/97   10.07    54.68    -3.74  -31.41    3.09   -31.41   -33.98     2.12     0.00     25.00
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Equity Income    08/10/94   10.76    14.16     4.66   -9.34    2.18    -9.34    -5.11     8.33    60.08    149.53
Fund
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Growth Fund      08/25/97    5.41    28.39   -23.40  -44.49   -1.81   -44.49   -57.48   -45.41     0.00    -19.53
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Health Sciences  05/22/97   11.89     4.25    30.28  -12.94   -2.85   -12.94    13.42    18.24     0.00     84.70
Fund
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF High Yield Fund  05/27/94    8.09     8.55   -11.86  -15.27   -0.19   -15.27   -25.32   -18.93    -3.53     31.85
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Real Estate      04/01/98   12.49    -0.24    28.37   -1.16    3.06    -1.16    26.88    26.57     0.00      5.97
Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Small Company    08/25/97   13.24   105.62   -15.15  -18.87    5.79   -18.87   -31.16    30.74     0.00     49.57
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Technology Fund  05/21/97   10.53   157.40   -23.57  -46.04   -0.36   -46.04   -58.76     6.15     0.00     51.70
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Total Return     06/02/94    9.13    -3.97    -2.37   -1.87    1.09    -1.87    -4.20    -8.00    29.46     86.77
Fund
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund   01/03/95    8.29    18.43     5.07  -32.68    0.47   -32.68   -29.27   -16.24    29.72     55.80
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable    02/17/98   12.11    10.99    15.01   -4.53    1.90    -4.53     9.79    21.86     0.00     33.47
Series Funds Inc. -
Investors Fund
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------
Value Fund: Class I
-----------------------------------------------------------
GVIT Strong GVIT Mid Cap          2.35     0.00     5.44
Growth Fund: Class I
-----------------------------------------------------------
INVESCO VIF Dynamics Fund         0.70     0.00    13.17
-----------------------------------------------------------
INVESCO VIF Equity Income         2.70     9.87    -4.87
Fund
-----------------------------------------------------------
INVESCO VIF Growth Fund         -18.27     0.00    -4.87
-----------------------------------------------------------
INVESCO VIF Health Sciences       5.74     0.00    14.24
Fund
-----------------------------------------------------------
INVESCO VIF High Yield Fund      -6.76    -0.72     3.71
-----------------------------------------------------------
INVESCO VIF Real Estate           8.17     0.00     1.56
Opportunity Fund
-----------------------------------------------------------
INVESCO VIF Small Company         9.35     0.00     9.70
Growth Fund
-----------------------------------------------------------
INVESCO VIF Technology Fund       2.01     0.00     9.46
-----------------------------------------------------------
INVESCO VIF Total Return         -2.74     5.30     8.59
Fund
-----------------------------------------------------------
INVESCO VIF Utilities Fund       -5.73     5.34     6.55
-----------------------------------------------------------
Salomon Brothers Variable         6.81     0.00     7.75
Series Funds Inc. -
Investors Fund
-----------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

APPENDIX C: PERFORMANCE SUMMARY INFORMATION (AMERICAN CENTURY/J.P. MORGAN)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

--------------------------------------------------------------------------------------------------------------------------------
                                                   Annual Percentage                    Non annualized Percentage
                                                         Change                                   Change
                                                --------------------------------------------------------------------------------
                              Fund      Unit                               1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs.  Inception
                           Inception   Values                               to       to       to       to       to        to
  Underlying Mutual Fund     Date**   12/31/01   1999    2000     2001    12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
--------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - EAFE   08/22/97    7.67    26.85  -16.82    -24.99    -0.03    -24.99   -37.61   -20.86     0.00    -10.84
Equity Index Fund
--------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap   10/31/97   13.65    20.21   14.98     -1.70     5.10     -1.70    13.02    35.86     0.00     49.64
Index Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT          08/30/00    8.22     0.00    0.00     -5.56     7.45     -5.56     0.00     0.00     0.00    -29.11
Emerging Markets Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global   06/30/00    3.43     0.00    0.00    -42.95     0.68    -42.95     0.00     0.00     0.00    -57.28
Technology and
Communications Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT       10/31/97    9.53     0.27   -0.55     -4.06     0.18     -4.06    -4.59    -4.33     0.00      4.90
Balanced Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT          10/31/97    8.43    22.20  -12.50    -19.14     2.17    -19.14   -29.24   -13.53     0.00      3.54
Worldwide Leaders Fund:
Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value   10/31/97   17.72    27.08   10.98     27.76     7.01     27.76    41.79    80.19     0.00     71.09
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company     10/23/95   14.63    43.17    8.68     -7.08     4.27     -7.08     0.99    44.58    71.38    136.23
Fund: Class I
--------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------
                              Annualized Percentage
                                      Change
                           ----------------------------
                            3 Yrs.   5 yrs.  Inception
                              to       to        to
  Underlying Mutual Fund   12/31/01 12/31/01  12/31/01
-------------------------------------------------------
Deutsche VIT Funds - EAFE    -7.50     0.00     -2.60
Equity Index Fund
-------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap    10.76     0.00     10.16
Index Fund: Class I
-------------------------------------------------------
GVIT Gartmore GVIT            0.00     0.00    -22.74
Emerging Markets Fund:
Class I
-------------------------------------------------------
GVIT Gartmore GVIT Global     0.00     0.00    -43.27
Technology and
Communications Fund:
Class I
-------------------------------------------------------
GVIT J.P. Morgan GVIT        -1.46     0.00      1.15
Balanced Fund: Class I
-------------------------------------------------------
GVIT Gartmore GVIT           -4.73     0.00      0.84
Worldwide Leaders Fund:
Class I
-------------------------------------------------------
GVIT GVIT Small Cap Value    21.69     0.00     13.76
Fund: Class I
-------------------------------------------------------
GVIT GVIT Small Company      13.08    11.38     14.90
Fund: Class I
-------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The following underlying mutual funds were added to the variable account effective January 24, 2001and no performance history is available:

        AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        -   American Century VP Balanced Fund: Class I
        -   American Century VP Capital Appreciation Fund: Class I
        -   American Century VP Income & Growth Fund: Class I
        -   American Century VP International Fund: Class I
        -   American Century VP Ultra Fund: Class I
        -   American Century VP Value Fund: Class I

        J.P. MORGAN SERIES TRUST II
        -   J.P. Morgan Bond Portfolio
        -   J.P. Morgan International Opportunities Portfolio
        -   J.P. Morgan Small Company Portfolio
        -   J.P. Morgan U.S. Disciplined Equity Portfolio
        -

APPENDIX C: PERFORMANCE SUMMARY INFORMATION (MSDW)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------------------
                                                     Annual Percentage                   Non annualized Percentage
                                                           Change                                  Change
                                                 ---------------------------------------------------------------------------------
                                Fund      Unit                              1 Mo.    1 Yr.    2 Yrs.   3 Yrs.   5 Yrs.  Inception
                              Inception  Values                               to       to       to       to       to       to
   Underlying Mutual Fund      Date**   12/31/01   1999     2000    2001   12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity      08/22/97    7.67    26.85   -16.82  -24.99    -0.03    -24.99   -37.61   -20.86     0.00    -10.84
Index Fund
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500       10/01/97    9.37    19.68    -9.42  -12.55     0.80    -12.55   -20.79    -5.21     0.00     23.41
Index Fund
----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index  08/22/97   11.65    19.46    -4.06    1.72     6.21      1.72    -2.42    16.56     0.00     18.86
Fund
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income    10/09/86   10.72     5.63     8.09   -5.47     2.13     -5.47     2.18     7.92    52.30    420.07
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth           10/09/86    9.78    36.48   -11.25  -18.06     0.60    -18.06   -27.27    -0.75    68.73    552.55
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap     10/31/97   13.65    20.21    14.98   -1.70     5.10     -1.70    13.02    35.86     0.00     49.64
Index Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT            11/08/82   11.69    -2.92    12.31    6.82    -0.84      6.82    19.98    16.46    37.44    347.61
Government Bond Fund:
Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth     04/15/92    5.44     3.66   -26.68  -28.42     1.21    -28.42   -47.52   -45.60    -4.91     71.32
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money      11/10/81   11.38     4.22     5.82    3.19     0.10      3.19     9.19    13.79    26.09    224.02
Market Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total      11/08/82    9.06     6.31    -2.32  -12.17     1.49    -12.17   -14.21    -8.79    38.89    851.76
Return Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector    10/31/97   10.97     0.96     5.44    3.77    -0.33      3.77     9.42    10.46     0.00     14.52
Bond Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth    10/31/97   15.16     0.00   -16.39  -11.20     4.66    -11.20   -25.75     0.00     0.00     51.61
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value     10/31/97   17.72    27.08    10.98    27.76    7.01     27.76    41.79    80.19     0.00     71.09
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company       10/23/95   14.63    43.17     8.68   -7.08     4.27     -7.08     0.99    44.58    71.38    136.23
Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   06/16/97   15.33    28.61    11.16    9.66     2.50      9.66    21.90    56.78     0.00     12.08
Funds, Inc. - Core Plus
Emerging Markets Debt
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   01/02/97   11.82    -2.21    10.86    8.88    -0.39      8.88    20.71    18.04     0.00     24.80
Funds, Inc. - Core Plus
Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   01/02/97   10.20    38.63   -11.92  -15.45    -0.17    -15.45   -25.53     3.23     0.00     61.91
Funds, Inc. - Equity Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   01/02/97   10.44     3.48    11.23   -7.41     1.47     -7.41     2.99     6.57     0.00     43.44
Funds, Inc. - Global Value
Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   01/02/97    8.99     6.47   -10.77   -4.86    -0.38     -4.86   -15.10    -9.61     0.00     -7.57
Funds, Inc. - High Yield
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   10/18/99    8.99     0.00    -7.66  -29.60     2.43    -29.60   -34.99     0.00     0.00    -10.14
Funds, Inc. - Mid Cap Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   01/02/97   12.74    19.48    10.53   -3.54     3.82     -3.54     6.62    27.39     0.00     87.82
Funds, Inc. - Mid Cap Value
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   03/03/97   13.66    -2.05    29.01    9.40     2.67      9.40    41.14    38.24     0.00     35.97
Funds, Inc. - U.S. Real
Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional   01/02/97   12.29    -2.40    24.70    1.86     3.14      1.86    27.02    23.98     0.00     35.97
Funds, Inc. - Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
                                 Annualized Percentage
                                        Change
                              ----------------------------
                               3 Yrs.   5 Yrs.  Inception
                                 to       to       to
   Underlying Mutual Fund     12/31/01 12/31/01 12/31/01
----------------------------------------------------------
Deutsche VIT EAFE Equity       -7.50     0.00     -2.60
Index Fund
----------------------------------------------------------
Deutsche VIT Equity 500        -1.77     0.00      5.08
Index Fund
----------------------------------------------------------
Deutsche VIT Small Cap Index    5.24     0.00      4.04
Fund
----------------------------------------------------------
Fidelity VIP Equity-Income      2.57     8.78     11.44
Portfolio: Service Class
----------------------------------------------------------
Fidelity VIP Growth            -0.25    11.03     13.11
Portfolio: Service Class
----------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap      10.76     0.00     10.16
Index Fund: Class I
----------------------------------------------------------
GVIT Gartmore GVIT              5.21     6.57      8.14
Government Bond Fund:
Class I
----------------------------------------------------------
GVIT Gartmore GVIT Growth     -18.37    -1.00      5.70
Fund: Class I
----------------------------------------------------------
GVIT Gartmore GVIT Money        4.40     4.75      6.01
Market Fund: Class I
----------------------------------------------------------
GVIT Gartmore GVIT Total       -3.02     6.79     12.49
Return Fund: Class I
----------------------------------------------------------
GVIT MAS GVIT Multi Sector      3.37     0.00      3.31
Bond Fund: Class I
----------------------------------------------------------
GVIT GVIT Small Cap Growth      0.00     0.00     16.94
Fund: Class I
----------------------------------------------------------
GVIT GVIT Small Cap Value      21.69     0.00     13.76
Fund: Class I
----------------------------------------------------------
GVIT GVIT Small Company        13.08    11.38     14.90
Fund: Class I
----------------------------------------------------------
The Universal Institutional    16.17     0.00      2.54
Funds, Inc. - Core Plus
Emerging Markets Debt
Portfolio
----------------------------------------------------------
The Universal Institutional     5.68     0.00      4.53
Funds, Inc. - Core Plus
Fixed Income Portfolio
----------------------------------------------------------
The Universal Institutional     1.07     0.00     10.13
Funds, Inc. - Equity Growth
Portfolio
----------------------------------------------------------
The Universal Institutional     2.15     0.00      7.49
Funds, Inc. - Global Value
Equity Portfolio
----------------------------------------------------------
The Universal Institutional    -3.31     0.00     -1.56
Funds, Inc. - High Yield
Portfolio
----------------------------------------------------------
The Universal Institutional     0.00     0.00     -4.74
Funds, Inc. - Mid Cap Growth
Portfolio
----------------------------------------------------------
The Universal Institutional     8.40     0.00     13.45
Funds, Inc. - Mid Cap Value
Portfolio
----------------------------------------------------------
The Universal Institutional    11.40     0.00      7.82
Funds, Inc. - U.S. Real
Estate Portfolio
----------------------------------------------------------
The Universal Institutional     7.43     0.00      6.35
Funds, Inc. - Value Portfolio
----------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The following underlying mutual funds were added to the variable account effective October 25, 2001and no performance history is available.

                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                - Active International Allocation Portfolio
                - Emerging Markets Equity Portfolio
                - Technology Portfolio

                VAN KAMPEN LIFE INVESTMENT TRUST
                - Comstock Portfolio: Class II
                - Enterprise Portfolio: Class II
                - Emerging Growth Portfolio: Class II

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (NEWPORT)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------------------
                                                    Annual Percentage                    Non annualized Percentage
                                                         Change                                    Change
                                                 ---------------------------------------------------------------------------------
                                Fund      Unit                              1 Mo.    1 Yr.    2 Yrs.   3 Yrs.   5 Yrs.  Inception
                              Inception  Values                               to       to       to       to       to       to
   Underlying Mutual Fund      Date**   12/31/01   1999     2000    2001   12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,      9/29/89    7.67    26.85   -16.82  -24.99    -0.03    -24.99   -37.61   -20.86     0.00   -10.84
Inc.: Initial Shares
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth           10/09/86    9.78    36.48   -11.25  -18.06     0.60    -18.06   -27.27    -0.75    68.73   552.55
Portfolio: Service Class(1)
----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap     10/31/97   13.65    20.21    14.98   -1.70     5.10     -1.70    13.02    35.86     0.00    49.64
Index Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money      11/10/81   11.38     4.22     5.82    3.19     0.10      3.19     9.19    13.79    26.09   224.02
Market Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment    8/25/97   13.24    89.92   -15.15  -18.87     5.79    -18.87   -31.16    30.74     0.00    49.57
Funds, Inc. - INVESCO VIF
Small Company Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment    5/21/97   10.53   157.40   -23.57  -46.04    -0.36    -46.04   -58.76     6.15     0.00    51.70
Funds, Inc. - INVESCO VIF
Technology Fund
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional    1/02/97   12.74    19.48    10.53   -3.54     3.82     -3.54     6.62    27.39     0.00    87.82
Funds, Inc. - Mid Cap Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional    3/03/97   13.66    -2.05    29.01    9.40     2.67      9.40    41.14    38.24     0.00    35.97
Funds, Inc. - U.S. Real
Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------
                                 Annualized Percentage
                                         Change
                               ----------------------------
                                3 Yrs.   5 Yrs.  Inception
                                  to       to       to
   Underlying Mutual Fund      12/31/01 12/31/01 12/31/01
-----------------------------------------------------------
Dreyfus Stock Index Fund,       -7.50     0.00    -2.60
Inc.: Initial Shares
-----------------------------------------------------------
Fidelity VIP Growth             -0.25    11.03    13.11
Portfolio: Service Class(1)
-----------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap       10.76     0.00    10.16
Index Fund: Class I
-----------------------------------------------------------
GVIT Gartmore GVIT Money         4.40     4.75     6.01
Market Fund: Class I
-----------------------------------------------------------
INVESCO Variable Investment      9.35     0.00     9.70
Funds, Inc. - INVESCO VIF
Small Company Growth Fund
-----------------------------------------------------------
INVESCO Variable Investment      2.01     0.00     9.46
Funds, Inc. - INVESCO VIF
Technology Fund
-----------------------------------------------------------
The Universal Institutional      8.40     0.00    13.45
Funds, Inc. - Mid Cap Growth
Portfolio
-----------------------------------------------------------
The Universal Institutional     11.40     0.00     7.82
Funds, Inc. - U.S. Real
Estate Portfolio
-----------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The following underlying mutual funds were added to the variable account effective February 14, 2002 and no performance history is available:

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
-   Growth & Income Portfolio: Class A

SALOMAN BROTHERS - GREENWICH STREET SERIES
-   Salomon Brothers Variable Emerging Growth Fund

MFS VARIABLE INSURANCE TRUST
-   MFS Investors Growth Stock Series: Service Class
-   MFS Mid Cap Growth Series: Service Class
-   MFS Utilities Series

-   MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS
-   Oppenheimer Capital Appreciation Fund/VA: Initial Class
-   Oppenheimer Global Securities Fund/VA: Initial Class

PIMCO VARIABLE INSURANCE TRUST
-   PIMCO VIT High Yield Bond Portfolio
-   PIMCO VIT Real Return Bond Portfolio
-   PIMCO VIT Total Return Bond Portfolio

ROYCE CAPITAL FUND
-   Royce Micro-Cap Portfolio
-   Royce Small-Cap Portfolio

W&R TARGET FUNDS, INC.
-   Small Cap Portfolio


The following underlying mutual funds were added to the variable account effective October 25, 2001 and no performance history is available:
VAN KAMPEN LIFE INVESTMENT TRUST
-   Comstock Portfolio: Class II

The following underlying mutual funds were added to the variable account effective January 24, 2001 and no performance history is available:
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-   American Century VP International Fund: Class I

                           INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VL Separate Account-D:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds.

    An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002



--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:

  Investments at fair value:

     Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
       7,870 shares (cost $89,672)  . . . . . . . . . . . . . . . . . . . . . . $    89,478
     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       280,373 shares (cost $6,563,098) . . . . . . . . . . . . . . . . . . . .   6,356,060
     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       208,781 shares (cost $3,931,985) . . . . . . . . . . . . . . . . . . . .   2,887,444
     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       193,577 shares (cost $4,405,499) . . . . . . . . . . . . . . . . . . . .   3,883,157
     Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
       27,827 shares (cost $3,915,156) . . . . . . . . . . . . . . . . . . . . .  3,619,409
     Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
       104,067 shares (cost $1,532,549) . . . . . . . . . . . . . . . . . . . .   1,421,556
     Invesco VIF - Dynamics Fund (IVIFDynAm)
       24,182 shares (cost $371,202) . . . . . . . . . . . . . . . . . . . . . .    303,245
     Invesco VIF - Equity Income Fund (IVIFEqInc)
       142,817 shares (cost $2,888,978) . . . . . . . . . . . . . . . . . . . .   2,653,533
     Invesco VIF - Growth Fund (IVIFGr)
       347,880 shares (cost $4,326,315) . . . . . . . . . . . . . . . . . . . .   2,689,115
     Invesco VIF - High Yield Fund (IVIFHIYld)
       72,559 shares (cost $718,635)  . . . . . . . . . . . . . . . . . . . . .     554,349
     Invesco VIF - Small Company Growth Fund (IVIFSmCoGr)
       154,476 shares (cost $2,562,495) . . . . . . . . . . . . . . . . . . . .   2,273,893
     Invesco VIF - Total Return Fund (IVIFTotRe)
       49,346 shares (cost $661,901)  . . . . . . . . . . . . . . . . . . . . .     628,674
     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       31,495 shares (cost $364,759)  . . . . . . . . . . . . . . . . . . . . .     367,235
     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       1,503,184 shares (cost $1,503,184)  . . . . . . . . . . . . . . . . . . .  1,503,184
                                                                                ------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .  29,230,332

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        -
                                                                                ------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29,230,332

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         729
                                                                                ------------
CONTRACT OWNERS' EQUITY (NOTE 5) . . . . . . . . . . . . . . . . . . . . . . . .$ 29,229,603
                                                                                ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999

                                                                    TOTAL                         DryQualBd
                                                      ----------------------------------    ---------------------------
                                                        2001        2000          1999         2001      2000     1999
INVESTMENT ACTIVITY:                                  --------    --------      --------    --------  -------- --------
  Reinvested dividends   .......................  $   474,420      186,494       62,096      14,021    64,746   16,312
  Mortality and expense risk charges (note 3) ..     (102,972)     (69,956)      (9,788)     (1,206)   (5,312)  (1,426)
                                                  -----------     --------      -------      ------   -------    -----
   Net investment income .......................      371,448      116,538       52,308      12,815    59,434   14,886
                                                  -----------     --------      -------      ------   -------    -----
  Proceeds from mutual funds shares sold .......    6,417,617    2,910,278    4,134,210   1,188,935    41,512   10,936
  Cost of mutual fund shares sold ..............   (7,665,201)  (2,906,931)  (4,141,413) (1,121,319)  (41,634) (11,035)
                                                  -----------     --------      -------      ------   -------    -----
   Realized gain (loss) on investments .........   (1,247,584)       3,347       (7,203)     67,616      (122)     (99)
  Change in unrealized gain (loss)
   on investments ..............................   (3,735,515)    (963,583)      94,003     (48,271)   53,660   (5,582)
                                                  -----------     --------      -------      ------   -------    -----
   Net gain (loss) on investments ..............   (4,983,099)    (960,236)      86,800      19,345    53,538   (5,681)
                                                  -----------     --------      -------      ------   -------    -----
  Reinvested capital gains .....................      546,583      466,754       62,728         613      --       --
                                                  -----------     --------      -------      ------   -------    -----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(4,065,068)    (376,944)     201,836      32,773   112,972    9,205
                                                  ===========     ========      =======      ======   =======    =====

                                                             FidVIPEIS
                                                     ----------------------------
                                                       2001      2000     1999
INVESTMENT ACTIVITY:                                 --------  --------  --------
  Reinvested dividends $ .......................      93,374      --        --
  Mortality and expense risk charges (note 3) ..     (24,670)  (20,230)     --
                                                    --------   -------    ----
   Net investment income .......................      68,704   (20,230)     --
                                                    --------   -------    ----
  Proceeds from mutual funds shares sold .......     208,005    93,999      --
  Cost of mutual fund shares sold ..............    (209,439)  (90,808)     --
                                                    --------   -------    ----
   Realized gain (loss) on investments .........      (1,434)    3,191      --
  Change in unrealized gain (loss)
   on investments ..............................    (736,166)  529,125      --
                                                    --------   -------    ----
   Net gain (loss) on investments ..............    (737,600)  532,316      --
                                                    --------   -------    ----
  Reinvested capital gains .....................     275,452      --        --
                                                    --------   -------    ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (393,444)  512,086      --
                                                    ========   =======    ====

                                                                   FidVIPOvS                          FidVIPConS
                                                      ----------------------------------    ---------------------------
                                                         2001         2000         1999        2001      2000     1999
INVESTMENT ACTIVITY:                                  --------    --------      --------    --------  -------- --------
  Reinvested dividends .........................    $ 135,014        8,519         --        11,355      --       --
  Mortality and expense risk charges (note 3) ..      (11,042)      (3,859)      (1,057)    (11,837)   (6,764)    --
                                                    ---------     --------      -------    --------   -------
   Net investment income .......................      123,972        4,660       (1,057)       (482)   (6,764)    --
                                                    ---------     --------      -------    --------   -------
  Proceeds from mutual funds shares sold .......      319,066       31,973        9,416      97,424    31,474     --
  Cost of mutual fund shares sold ..............     (475,396)     (29,381)      (8,550)   (125,732)  (33,077)    --
                                                    ---------     --------      -------    --------   -------
   Realized gain (loss) on investments .........     (156,330)       2,592          866     (28,308)   (1,603)    --
  Change in unrealized gain (loss)
   on investments ..............................     (935,445)    (217,991)     108,896    (373,020)  149,321)    --
                                                    ---------     --------      -------    --------   -------
   Net gain (loss) on investments ..............   (1,091,775)    (215,399)     109,762    (401,328)  150,924)    --
                                                    ---------     --------      -------    --------   -------
  Reinvested capital gains .....................      215,729       55,135         --        45,421      --       --
                                                    ---------     --------      -------    --------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $(752,074)    (155,604)     108,705    (356,389)  157,688)    --
                                                    =========     ========      =======    ========   =======


                                                              FidVIPI500
                                                     ----------------------------
                                                        2001      2000      1999
INVESTMENT ACTIVITY:                                 --------  --------  --------
  Reinvested dividends .........................        --        --        --
  Mortality and expense risk charges (note 3) ..      (8,507)     --        --
                                                    --------   -----      -----
   Net investment income .......................      (8,507)     --        --
                                                    --------   -----      -----
  Proceeds from mutual funds shares sold .......      67,580      --        --
  Cost of mutual fund shares sold ..............     (73,073)     --        --
                                                    --------   -----      -----
   Realized gain (loss) on investments .........      (5,493)     --        --
  Change in unrealized gain (loss)
   on investments ..............................    (295,747)     --        --
                                                    --------   -----      -----
   Net gain (loss) on investments ..............    (301,240)     --        --
                                                    --------   -----      -----
  Reinvested capital gains .....................        --        --        --
                                                    --------   -----      -----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (309,747)     --        --
                                                    ========   =====      =====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,Continued
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999


                                                                     FidVIPBalS                               IVIFDynAm
                                                        -------------------------------------  -------------------------------------
                                                          2001          2000          1999         2001          2000          1999
                                                          ----          ----          ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $ 47,138          --            --           --            --              25
  Mortality and expense risk charges (note 3) .....     (5,586)       (5,073)         --           (910)         (883)         (187)
                                                      ---------      --------         --        --------      --------       ------
   Net investment income ..........................     41,552        (5,073)         --           (910)         (883)         (162)
                                                      ---------      --------         --        --------      --------       ------
  Proceeds from mutual funds shares sold ..........    248,568        23,559          --         14,126        14,086         7,473
  Cost of mutual fund shares sold .................   (274,069)      (24,033)         --        (14,747)       (9,614)       (7,300)
                                                      ---------      --------         --        --------      --------       ------
   Realized gain (loss) on investments ............    (25,501)         (474)         --           (621)        4,472           173
  Change in unrealized gain (loss)
   on investments .................................    (48,990)      (62,003)         --        (65,320)      (25,623)       22,986
                                                      ---------      --------         --        --------      --------       ------
   Net gain (loss) on investments .................    (74,491)      (62,477)         --        (65,941)      (21,151)       23,159
                                                      ---------      --------         --        --------      --------       ------
  Reinvested capital gains ........................       --            --            --           --             227          --
                                                      ---------      --------         --        --------      --------       ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ............   $(32,939)      (67,550)         --        (66,851)      (21,807)       22,997
                                                      =========      ========         ==        ========      ========       ======

                                                                     IVIFEqInc
                                                      ------------------------------------
                                                          2001          2000          1999
                                                          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     29,224         1,081         6,728
  Mortality and expense risk charges (note 3) .....     (9,344)       (5,123)       (1,313)
                                                      ---------       ------        ------
   Net investment income ..........................     19,880        (4,042)        5,415
                                                      ---------       ------        ------
  Proceeds from mutual funds shares sold ..........    259,231        52,883        22,974
  Cost of mutual fund shares sold .................   (278,559)      (50,663)      (23,054)
                                                      ---------       ------        ------
   Realized gain (loss) on investments ............    (19,328)        2,220           (80)
  Change in unrealized gain (loss)
   on investments .................................   (224,366)      (18,516)        7,438
                                                      ---------       ------        ------
   Net gain (loss) on investments .................   (243,694)      (16,296)        7,358
                                                      ---------       ------        ------
  Reinvested capital gains ........................      8,873        72,898         3,011
                                                      ---------       ------        ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ............   (214,941)       52,560        15,784
                                                      =========       ======        ======


                                                                       IVIFGr.                                IVIFHIYld
                                                        -------------------------------------  -------------------------------------
                                                          2001          2000          1999         2001          2000          1999
                                                          ----          ----          ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ..........................       --            --            --         59,969          --               1
  Mortality and expense risk charges (note 3) .....     (9,401)       (4,757)       (1,203)      (1,807)         --             (79)
                                                   ------------     ---------      -------     ---------         --          -------
   Net investment income ..........................     (9,401)       (4,757)       (1,203)      58,162          --             (78)
                                                   ------------     ---------      -------     ---------         --          -------
  Proceeds from mutual funds shares sold ..........    186,924        43,871        14,651       68,649            13       373,497
  Cost of mutual fund shares sold .................   (320,373)      (33,529)      (14,300)     (80,598)          (13)     (380,462)
                                                   ------------     ---------      -------     ---------         --          -------
   Realized gain (loss) on investments ............   (133,449)       10,342           351      (11,949)         --          (6,965)
  Change in unrealized gain (loss)
   on investments ................................. (1,457,636)     (275,867)       96,302     (164,285)         --              (1)
                                                   ------------     ---------      -------     ---------         --          -------
   Net gain (loss) on investments ................. (1,591,085)     (265,525)       96,653     (176,234)         --          (6,966)
                                                   ------------     ---------      -------     ---------         --          -------
  Reinvested capital gains ........................       --          17,423         7,456         --            --            --
                                                   ------------     ---------      -------     ---------         --          -------
     Net increase (decrease) in contract owners'
      equity resulting from operations.............$(1,600,486)     (252,859)      102,906     (118,072)         --          (7,044)
                                                   ============     =========      =======     =========         ==          =======


                                                                     IVIFSmCoGr
                                                      ------------------------------------
                                                          2001          2000          1999
                                                          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ..........................       --            --            --
  Mortality and expense risk charges (note 3) .....     (7,197)         --            --
                                                      ---------         --            --
   Net investment income ..........................     (7,197)         --            --
                                                      ---------         --            --
  Proceeds from mutual funds shares sold ..........    135,574          --            --
  Cost of mutual fund shares sold .................   (159,531)         --            --
                                                      ---------         --            --
   Realized gain (loss) on investments ............    (23,957)         --            --
  Change in unrealized gain (loss)
   on investments .................................   (288,602)         --            --
                                                      ---------         --            --
   Net gain (loss) on investments .................   (312,559)         --            --
                                                      ---------         --            --
  Reinvested capital gains ........................       --            --            --
                                                      ---------         --            --
     Net increase (decrease) in contract owners'
      equity resulting from operations.............   (319,756)         --            --
                                                      =========         ==            ==

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,Continued
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999


                                                                  IVIFTotRe                                  NSATCapAp
                                                   -------------------------------------- -----------------------------------------
                                                    2001            2000           1999         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends .........................$  13,298          3,243          8,567         --            1,889          2,465
  Mortality and expense risk charges (note 3) ..   (2,847)        (3,363)           (66)        (691)        (6,201)        (1,765)
                                                ----------        -------       --------     --------      ---------       --------
   Net investment income .......................   10,451           (120)         8,501         (691)        (4,312)           700
                                                ----------        -------       --------     --------      ---------       --------
  Proceeds from mutual funds shares sold .......  519,459         27,682          4,835      951,279         49,768         14,707
  Cost of mutual fund shares sold .............. (625,604)       (31,140)        (5,074)  (1,647,047)       (57,683)       (15,130)
                                                ----------        -------       --------     --------      ---------       --------
   Realized gain (loss) on investments ......... (106,145)        (3,458)          (239)    (695,768)        (7,915)          (423)
  Change in unrealized gain (loss)
   on investments ..............................   90,594        (98,909)       (24,912)     636,102       (571,143)       (64,959)
                                                ----------        -------       --------     --------      ---------       --------
   Net gain (loss) on investments ..............  (15,551)      (102,367)       (25,151)     (59,666)      (579,058)       (65,382)
                                                ----------        -------       --------     --------      ---------       --------
  Reinvested capital gains .....................     --           94,725          1,429         --          226,346         45,603
                                                ----------        -------       --------     --------      ---------       --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........$  (5,100)        (7,762)       (15,221)     (60,357)      (357,024)       (19,079)
                                                ==========        =======       ========     ========      =========       ========

                                                                   NSATGvtBd
                                                   ---------------------------------------
                                                         2001          2000          1999
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       17,845           --             --
  Mortality and expense risk charges (note 3) ..       (1,395)          --             --
                                                       -------         ---            ---
   Net investment income .......................       16,450           --             --
                                                       -------         ---            ---
  Proceeds from mutual funds shares sold .......      218,388           --             --
  Cost of mutual fund shares sold ..............     (213,777)          --             --
                                                       -------         ---            ---
   Realized gain (loss) on investments .........        4,611           --             --
  Change in unrealized gain (loss)
   on investments ..............................        2,476           --             --
                                                       -------         ---            ---
   Net gain (loss) on investments ..............        7,087           --             --
                                                       -------         ---            ---
  Reinvested capital gains .....................          495           --             --
                                                       -------         ---            ---
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       24,032           --             --
                                                      ======           ==             ==


                                                                  NSATHIncBd                                  NSATMyMkt
                                                   -------------------------------------- -----------------------------------------
                                                     2001           2000           1999         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends $ .......................    9,850         97,043         23,636       42,613          4,311          3,026
  Mortality and expense risk charges (note 3) ..     (784)        (4,843)        (1,350)      (5,194)          (291)          (498)
                                                ----------        -------        -------      -------          -----          -----
   Net investment income .......................    9,066         92,200         22,286       37,419          4,020          2,528
                                                ----------        -------        -------      -------          -----          -----
  Proceeds from mutual funds shares sold .......1,018,394         38,493         11,196      187,316      2,434,970      3,657,504
  Cost of mutual fund shares sold ..............1,158,836)       (43,008)       (11,489)    (187,316)    (2,434,970)    (3,657,504)
                                                ----------        -------        -------      -------          -----          -----
   Realized gain (loss) on investments ......... (140,442)        (4,515)          (293)        --             --             --
  Change in unrealized gain (loss)
   on investments ..............................  191,057       (171,006)       (20,050)        --             --             --
                                                ----------        -------        -------      -------          -----          -----
   Net gain (loss) on investments ..............   50,615       (175,521)       (20,343)        --             --             --
                                                ----------        -------        -------      -------          -----          -----
  Reinvested capital gains .....................     --             --             --           --             --             --
                                                ----------        -------        -------      -------          -----          -----
     Net increase (decrease) in contract owners'
      equity resulting from operations..........  $59,681        (83,321)         1,943       37,419          4,020          2,528





                                                                      NSATStrVal
                                                   ---------------------------------------
                                                         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends $ .......................          719          5,662          1,336
  Mortality and expense risk charges (note 3) ..         (554)        (3,257)          (844)
                                                      -------        -------        -------
   Net investment income .......................          165          2,405            492
                                                      -------        -------        -------
  Proceeds from mutual funds shares sold .......      728,699         25,995          7,021
  Cost of mutual fund shares sold ..............     (699,785)       (27,378)        (7,515)
                                                      -------        -------        -------
   Realized gain (loss) on investments .........       28,914         (1,383)          (494)
  Change in unrealized gain (loss)
   on investments ..............................      (17,896)        44,011        (26,115)
                                                      -------        -------        -------
   Net gain (loss) on investments ..............       11,018         42,628        (26,609)
                                                      -------        -------        -------
  Reinvested capital gains .....................         --             --            5,229
                                                      -------        -------        -------
     Net increase (decrease) in contract owners'
      equity resulting from operations $59,681 .       11,183         45,033        (20,888)
                                                      =======        =======        =======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                             TOTAL                                    DryQualBd
                                           --------------------------------------     ---------------------------------------
                                                2001         2000          1999            2001          2000        1999
                                                ----         ----          ----            ----          ----        ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    371,448      116,538       52,308          12,815        59,434       14,886
  Realized gain (loss) on investments .     (1,247,584)       3,347       (7,203)         67,616          (122)         (99)
  Change in unrealized gain (loss)
    on investments ....................     (3,735,515)    (963,583)      94,003         (48,271)       53,660       (5,582)
  Reinvested capital gains ............        546,583      466,754       62,728             613          --           --
                                          ------------   ----------    ---------          ------     ---------      -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......     (4,065,068)    (376,944)     201,836          32,773       112,972        9,205
                                          ------------   ----------    ---------          ------     ---------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     17,480,250   13,415,306    4,183,303          34,473       452,002       16,014
  Transfers between funds .............           --           --           --        (1,174,376)      117,200      552,682
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................     (1,029,496)    (449,025)    (130,559)        (13,220)      (38,405)     (11,846)
                                          ------------   ----------    ---------          ------     ---------      -------
       Net equity transactions ........     16,450,754   12,966,281    4,052,744      (1,153,123)      530,797      556,850
                                          ------------   ----------    ---------          ------     ---------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     12,385,686   12,589,337    4,254,580      (1,120,350)      643,769      566,055
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     16,843,917    4,254,580         --         1,209,824       566,055         --
                                          ------------   ----------    ---------          ------     ---------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 29,229,603   16,843,917    4,254,580          89,474     1,209,824      566,055
                                          ============   ==========    =========          ======     =========      =======


CHANGES IN UNITS:
  Beginning units .....................      1,589,927      389,180         --           109,185        56,693         --
                                          ------------   ----------    ---------          ------     ---------      -------
  Units purchased .....................      2,293,816    2,724,928      769,252           2,973       165,089       57,890
  Units redeemed ......................       (709,041)  (1,524,181)    (380,072)       (104,559)     (112,597)      (1,197)
                                          ------------   ----------    ---------          ------     ---------      -------
  Ending units ........................      3,174,702    1,589,927      389,180           7,599       109,185       56,693
                                          ============   ==========    =========          ======     =========      =======


                                                                FidVIPEIS
                                                --------------------------------
                                                 2001            2000         1999
                                                 ----            ----         ----
INVESTMENT ACTIVITY:
  Net investment income ...............          68,704         (20,230)       --
  Realized gain (loss) on investments .          (1,434)          3,191        --
  Change in unrealized gain (loss)
    on investments ....................        (736,166)        529,125        --
  Reinvested capital gains ............         275,452            --          --
                                           ------------      ----------  ---------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......        (393,444)        512,086        --
                                           ------------      ----------  ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         970,674          (6,559)       --
  Transfers between funds .............            --         5,530,401        --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................        (183,567)        (73,551)       --
                                           ------------      ----------  ---------
       Net equity transactions ........         787,107       5,450,291        --
                                           ------------      ----------  ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         393,663       5,962,377        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       5,962,377            --          --
                                           ------------      ----------  ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       6,356,040       5,962,377        --
                                           ============      ==========  =========


CHANGES IN UNITS:
  Beginning units .....................         525,731            --          --
                                           ------------      ----------  ---------
  Units purchased .....................          84,062         529,110        --
  Units redeemed ......................         (16,923)         (3,379)       --
                                           ------------      ----------  ---------
  Ending units ........................         592,870         525,731        --
                                           ============      ==========  =========





NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                          FidVIPOvS                                   FidVIPConS
                                         -----------------------------------------    --------------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............   $   123,972          4,660         (1,057)          (482)        (6,764)          --
  Realized gain (loss) on investments       (156,330)         2,592            866        (28,308)        (1,603)          --
  Change in unrealized gain (loss)
    on investments ...................      (935,445)      (217,991)       108,896       (373,020)      (149,321)          --
  Reinvested capital gains ...........       215,729         55,135           --           45,421           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....      (752,074)      (155,604)       108,705       (356,389)      (157,688)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,775,278        339,267         28,236      2,513,171         (9,930)          --
  Transfers between funds ............     1,271,260         78,133        373,054         13,754      1,990,572           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (138,592)       (30,077)       (10,308)       (85,715)       (24,629)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......     2,907,946        387,323        390,982      2,441,210      1,956,013           --
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      2,155,872        231,719        499,687      2,084,821      1,798,325           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       731,406        499,687           --        1,798,325           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 2,887,278        731,406        499,687      3,883,146      1,798,325           --
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        66,499         36,657           --          157,094           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       282,917         96,462         37,591        240,056        158,104           --
  Units redeemed .....................       (14,633)       (66,620)          (934)        (8,529)        (1,010)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       334,783         66,499         36,657        388,621        157,094           --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          FidVIPI500
                                            ----------------------------------------
                                                2001          2000          1999
                                            -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............           (8,507)          --            --
  Realized gain (loss) on investments            (5,493)          --            --
  Change in unrealized gain (loss)
    on investments ...................         (295,747)          --            --
  Reinvested capital gains ...........             --             --            --
                                            -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....         (309,747)          --            --
                                            -----------    -----------   -----------

EQUITY TRANSACTIONS:
  PURCHASE PAYMENTS RECEIVED FROM
    CONTRACT OWNERS ..................        3,800,622           --            --
  Transfers between funds ............          187,675           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (59,158)          --            --
                                            -----------    -----------   -----------
       Net equity transactions .......        3,929,139           --            --
                                            -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         3,619,392           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --             --            --
                                            -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD         3,619,392           --            --
                                            ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................             --             --            --
                                            -----------    -----------   -----------
  Units purchased ....................          465,326           --            --
  Units redeemed .....................           (7,477)          --            --
                                            -----------    -----------   -----------
  Ending units .......................          457,849           --            --
                                            ===========    ===========   ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000 and Period May 19, 1999 (commencement of operations) through December 31, 1999

                                                       FidVIPBalS                                    IVIFDynAm
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............   $    41,552         (5,073)          --             (910)          (883)          (162)
  Realized gain (loss) on investments        (25,501)          (474)          --             (621)         4,472            173
  Change in unrealized gain (loss)
    on investments ...................       (48,990)       (62,003)          --          (65,320)       (25,623)        22,986
  Reinvested capital gains ...........          --             --             --             --              227           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....       (32,939)       (67,550)          --          (66,851)       (21,807)        22,997
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       336,010         (4,436)          --          153,209        157,690         74,006
  Transfers between funds ............      (201,429)     1,451,931           --             --             --           19,104
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (41,599)       (18,434)          --          (12,179)       (14,241)        (8,684)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......        92,982      1,429,061           --          141,030        143,449         84,426
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         60,043      1,361,511           --           74,179        121,642        107,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,361,511           --             --          229,065        107,423           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 1,421,554      1,361,511           --          303,244        229,065        107,423
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................       137,868           --             --           15,600          7,042           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................        34,061        138,754           --           15,627         19,833          7,781
  Units redeemed .....................       (24,866)          (886)          --           (1,116)       (11,275)          (739)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       147,063        137,868           --           30,111         15,600          7,042
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          IVIFEqInc
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............          19,880         (4,042)        5,415
  Realized gain (loss) on investments          (19,328)         2,220           (80)
  Change in unrealized gain (loss)
    on investments ...................        (224,366)       (18,516)        7,438
  Reinvested capital gains ...........           8,873         72,898         3,011
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (214,941)        52,560        15,784
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,333,460        644,506       171,665
  Transfers between funds ............         357,859         78,133       410,200
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (118,488)       (51,110)      (26,200)
                                           -----------    -----------   -----------
       Net equity transactions .......       1,572,831        671,529       555,665
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        1,357,890        724,089       571,449
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       1,295,538        571,449          --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        2,653,428      1,295,538       571,449
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................         109,129         50,378          --
                                           -----------    -----------   -----------
  Units purchased ....................         148,189         60,299        52,765
  Units redeemed .....................         (10,794)        (1,548)       (2,387)
                                           -----------    -----------   -----------
  Ending units .......................         246,524        109,129        50,378
                                           ===========    ===========   ===========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                           IVIFGr                                     IVIFHIYld
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............    $   (9,401)        (4,757)        (1,203)        58,162           --              (78)
  Realized gain (loss) on investments .     (133,449)        10,342            351        (11,949)          --           (6,965)
  Change in unrealized gain (loss)
    on investments ...................    (1,457,636)      (275,867)        96,302       (164,285)          --               (1)
  Reinvested capital gains ...........          --           17,423          7,456           --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....    (1,600,486)      (252,859)       102,906       (118,072)          --           (7,044)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,717,325        453,587         80,446        227,867           --            7,086
  Transfers between funds ............     1,898,326         78,133        386,851        466,864           --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (117,095)       (41,802)       (16,345)       (22,329)          --              (42)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......     3,498,556        489,918        450,952        672,402           --            7,044
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    1,898,070        237,059        553,858        554,330           --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       790,917        553,858           --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 2,688,987        790,917        553,858        554,330           --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        81,077         43,491           --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       434,297        115,530         45,006         71,071           --             --
  Units redeemed .....................       (18,770)       (77,944)        (1,515)        (2,511)          --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       496,604         81,077         43,491         68,560           --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          IVIFSmCoGr
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............          (7,197)          --            --
  Realized gain (loss) on investments .        (23,957)          --            --
  Change in unrealized gain (loss)
    on investments ...................        (288,602)          --            --
  Reinvested capital gains ...........            --             --            --
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (319,756)          --            --
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,123,088           --            --
  Transfers between funds ............       1,560,025           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (89,581)          --            --
                                           -----------    -----------   -----------
       Net equity transactions .......       2,593,532           --            --
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,273,776           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      2,273,776           --            --
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                           -----------    -----------   -----------
  Units purchased ....................         178,567           --            --
  Units redeemed .....................          (6,779)          --            --
                                           -----------    -----------   -----------
  Ending units .......................         171,788           --            --
                                           ===========    ===========   ===========


                                                                     (Continued)


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                          IVIFTotRe                                   NSATCapAp
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    10,451           (120)         8,501           (691)        (4,312)           700
  Realized gain (loss) on investments       (106,145)        (3,458)          (239)      (695,768)        (7,915)          (423)
  Change in unrealized gain (loss)
    on investments ...................        90,594        (98,909)       (24,912)       636,102       (571,143)       (64,959)
  Reinvested capital gains ...........          --           94,725          1,429           --          226,346         45,603
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (5,100)        (7,762)       (15,221)       (60,357)      (357,024)       (19,079)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       394,639        339,167         20,798           --          556,104           --
  Transfers between funds ............      (477,520)        78,133        373,054       (942,650)       156,266        731,250
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (35,565)       (25,832)       (10,150)        (7,947)       (43,609)       (12,954)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......      (118,446)       391,468        383,702       (950,597)       668,761        718,296
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (123,546)       383,706        368,481     (1,010,954)       311,737        699,217
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       752,187        368,481           --        1,010,954        699,217           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $   628,641        752,187        368,481           --        1,010,954        699,217
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        80,808         38,648           --          132,962         67,426           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................        42,955         43,195         39,617           --          205,006         68,675
  Units redeemed .....................       (54,941)        (1,035)          (969)      (132,962)      (139,470)        (1,249)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................        68,822         80,808         38,648           --          132,962         67,426
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATGvtBd
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............          16,450           --            --
  Realized gain (loss) on investments            4,611           --            --
  Change in unrealized gain (loss)
    on investments ...................           2,476           --            --
  Reinvested capital gains ...........             495           --            --
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....          24,032           --            --
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         209,556           --            --
  Transfers between funds ............         150,956           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,327)          --            --
                                           -----------    -----------   -----------
       Net equity transactions .......         343,185           --            --
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY          367,217           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD          367,217           --            --
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                           -----------    -----------   -----------
  Units purchased ....................          32,937           --            --
  Units redeemed .....................          (1,516)          --            --
                                           -----------    -----------   -----------
  Ending units .......................          31,421           --            --
                                           ===========    ===========   ===========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000 and Period May 19, 1999 (commencement of operations) through December 31, 1999

                                                         NSATHIncBd                                   NSATMyMkt
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     9,066         92,200         22,286         37,419          4,020          2,528
  Realized gain (loss) on investments       (140,442)        (4,515)          (293)          --             --             --
  Change in unrealized gain (loss)
    on investments ...................       191,057       (171,006)       (20,050)          --             --             --
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        59,681        (83,321)         1,943         37,419          4,020          2,528
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          --          417,075           --        2,890,878      9,798,780      3,785,052
  Transfers between funds ............    (1,009,570)       117,199        548,437     (1,378,847)    (9,754,234)    (3,760,255)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (8,030)       (33,561)        (9,853)       (73,285)       (31,015)       (17,945)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......    (1,017,600)       500,713        538,584      1,438,746         13,531          6,852
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (957,919)       417,392        540,527      1,476,165         17,551          9,380
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       957,919        540,527           --           26,931          9,380           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $      --          957,919        540,527      1,503,096         26,931          9,380
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................       102,317         52,850           --            2,442            900           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................          --          156,778         53,829        260,778        930,055        370,353
  Units redeemed .....................      (102,317)      (107,311)          (979)      (131,133)      (928,513)      (369,453)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................          --          102,317         52,850        132,087          2,442            900
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATStrVal
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............             165          2,405           492
  Realized gain (loss) on investments           28,914         (1,383)         (494)
  Change in unrealized gain (loss)
    on investments ...................         (17,896)        44,011       (26,115)
  Reinvested capital gains ...........            --             --           5,229
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....          11,183         45,033       (20,888)
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................            --          278,053          --
  Transfers between funds ............        (722,327)        78,133       365,623
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (5,819)       (22,759)       (6,232)
                                           -----------    -----------   -----------
       Net equity transactions .......        (728,146)       333,427       359,391
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         (716,963)       378,460       338,503
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         716,963        338,503          --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD             --          716,963       338,503
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................          69,215         35,095          --
                                           -----------    -----------   -----------
  Units purchased ....................            --          106,713        35,745
  Units redeemed .....................         (69,215)       (72,593)         (650)
                                           -----------    -----------   -----------
  Ending units .......................            --           69,215        35,095
                                           ===========    ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31,2001,2000 AND 1999

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

       The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

    (b) The Contracts

       Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

       Contract owners may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century Variable Portfolios, Inc.- American Century VP
                  Balanced (ACVPBal)
              American Century Variable Portfolios, Inc.- American Century VP
                  Capital Appreciation (ACVPCapAp)
              American Century Variable Portfolios, Inc.- American Century VP
                  Income & Growth (ACVPIncGr)
              American Century Variable Portfolios, Inc.- American Century VP
                  International (ACVPInt)
              American Century Variable Portfolios, Inc.- American Century VP
                  Value (ACVPValue)

           Funds of the Deutsche Asset Management VIT Funds (DAS);
             DAS VIT Funds - Deutsche EAFE Equity Index Fund (DeuEqIx) DAS VIT Funds - Deutsche Equity 500 Index Fund (DeuEQ500Ix) DAS VIT Funds - Deutsche Small Cap Index Fund (DeuSmCapIx)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - Mid Cap Stock Portfolio (DryMidCap)
             Dreyfus Premier Mid Cap Stock Fund - Class A (DryMidCapA)

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp)
             Dreyfus VIF - Disciplined Stock Portfolio (DryDisc)
             Dreyfus VIF - International Value Portfolio (DryIntVal)
             Dreyfus VIF - Limited Term High Income Portfolio (DryLtHI) (*)Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
             Dreyfus VIF - Small Company Stock Portfolio (DrySmCo)

           Fidelity(R) Advisor Overseas Fund - Class A (FAOvA)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund:
           Service Class (Fidelity(R) VIP);
          (*)Fidelity(R) VIP -  Equity-Income Portfolio:Service Class
             (FidVIPEIS)
             Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
          (*)Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
             Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVIS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II
  (Fidelity(R) VIP-II);

   Fidelity(R) VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS) Fidelity(R) VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
   Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon) (*)Fidelity(R) VIP-II - Contrafund Portfolio: Service Class (FidVIPConS) (*)Fidelity(R) VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
   Fidelity(R) VIP-II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III: Service
  Class (Fidelity(R) VIP-III);

   Fidelity(R) VIP-III - Aggressive Growth Portfolio: Service Class
   (FidVIPAgGrS)
(*)Fidelity(R) VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
   Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
   Fidelity(R) VIP-III - Growth & Income Portfolio:Service Class (FidVIPGrInS) Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
   Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class
   (FidVIPMCapS)

Funds of the Goldman Sachs Variable Insurance Trust (Goldman Sachs);
   Goldman Sachs VIT - Capital Growth Fund (GSCapGr)
   Goldman Sachs VIT - CORE Large Cap Growth Fund (GSLgCapGr)
   Goldman Sachs VIT - CORE Small Cap Equity Fund (GSSmCapEq)
   Goldman Sachs VIT - CORE U.S. Equity Fund (GSUSEq)
   Goldman Sachs VIT - Global Income Fund (GSGlobInc)
   Goldman Sachs VIT - Growth and Income Fund (GSGrInc)
   Goldman Sachs VIT - International Equity Fund (GSIntEq)
   Goldman Sachs VIT - Mid Cap Value Fund (GSMidCapVal)

Funds of the INVESCO Variable Investment Funds, Inc.(INVESCO VIF); (*)INVESCO VIF - Dynamics Fund (IVIFDynAm)
(*)INVESCO VIF - Equity Income Fund (IVIFEqInc) (formerly INVESCO VIF
   Industrial Income Fund)
(*)INVESCO VIF - Growth Fund (IVIFGr)
   INVESCO VIF - Health Sciences Fund (IVIFHSci)
(*)INVESCO VIF - High Yield Fund (IVIFHIYld)
   INVESCO VIF - Real Estate Opportunity Fund (IVIFREOPP)
(*)INVESCO VIF - Small Company Growth Fund (IVIFSmCoGr)
   INVESCO VIF - Technology Fund (IVIFTech)
(*)INVESCO VIF - Total Return Fund (IVIFTotRe)
   INVESCO VIF - Utilities Fund (IVIFUtil)

Portfolios of the J.P. Morgan Series Trust II;
   J.P. Morgan Series Trust II - J.P. Morgan Bond Portfolio (JPMBd)
   J.P. Morgan Series Trust II - J.P. Morgan International Opportunities Portfolio (JPMIntOpp)
   J.P. Morgan Series Trust II - J.P. Morgan Small Company Portfolio (JPMSmCo) J.P. Morgan Series Trust II - J.P. Morgan U.S. Disciplined Equity Portfolio (JPMUSDE)

Funds of the Nationwide(R) Separate Account Trust (Nationwide(R) SAT) (managed for a fee by an affiliated investment advisor);
(*)Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
   Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
   Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr) Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
(*)Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, Continued

   Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg) Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon) Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod) Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAg)
   Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)
   Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
(*)Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
   Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
   Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
   Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the One Group(R) Investment Trust (OGIV);
   One Group(R) Investment Trust - OGIV - Balanced Portfolio (OGBal)
   One Group(R) Investment Trust - OGIV - Bond Portfolio (OGBond)
   One Group(R) Investment Trust - OGIV - Diversified Equity Portfolio
   (OGDivEq)
   One Group(R) Investment Trust - OGIV - Diversified Mid Cap Portfolio (OGDivMidCap)
   One Group(R) Investment Trust - OGIV - Equity Index Portfolio (OGEqIx)
   One Group(R) Investment Trust - OGIV - Government Bond Portfolio (OGGvtBd) One Group(R) Investment Trust - OGIV - Large Cap Growth Portfolio (OGLgCapGr) One Group(R) Investment Trust - OGIV - Mid Cap Growth Portfolio (OGMidCapGr) One Group(R) Investment Trust - OGIV - Mid Cap Value Portfolio (OGMCapV)

Funds of the Salomon Brothers Variable Series Funds, Inc.(SBV);
   SBV - Capital Fund (SBVSFCap)
   SBV - High Yield Bond Fund (SBVSFHYBd)
   SBV - Investors Fund (SBVSFInv)
   SBV - Strategic Bond Fund (SBVSFStrat)
   SBV - Total Return Fund (SBVSFTotRe)

Portfolios of the Universal Institutional Funds (UIF), Inc.
   UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
   UIF - Equity Growth Portfolio (UIFEqGr)
   UIF - Fixed Income Portfolio (UIFFixInc)
   UIF - Global Equity Portfolio (UIFGlobEq)
   UIF - High Yield Portfolio (UIFHIYld)
   UIF - International Magnum Portfolio (UIFIntMag)
   UIF - Mid Cap Growth Portfolio (UIFMidCapG)
   UIF - Mid Cap Value Portfolio (UIFMidCapVal)
   UIF - U.S.Real Estate Portfolio (UIFUSRE)
   UIF - Value Portfolio (UIFVal)

       At December 31, 2001, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2 and 3).

       The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the under- lying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

       The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

    (b) Cost of Insurance

       A cost of insurance charge is assessed monthly against each contract by liquidating units.The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

       The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS,Continued

(3) ASSET CHARGES

    The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges.This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate for current policies is 0.40%. This charge is assessed against each policy through the daily unit value calculation.On August 8, 2000, all policies were converted from an annual rate of 0.60% to 0.40%.

(4) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(5) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate and total return for each year in the two year period ended December 31, 2001 and the period May 19, 1999 (commencement of operations) through December 31,
    1999.

                                                               CONTRACT                     UNIT          CONTRACT         TOTAL
                                                           EXPENSE RATE(*)   UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN(**)
                                                           ---------------   -----      ----------    --------------   ----------
    Dreyfus VIF - Quality Bond Portfolio
       2001 ..................................................  0.40%        7,599   $ 11.774415        $   89,474     6.26%
       2000 ..................................................  0.40%      109,185     11.080494         1,209,824    10.76%
       1999 ..................................................  0.60%       56,693      9.984562           566,055    -0.15% 1/5/99

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class
       2001 ..................................................  0.40%      592,870     10.720798         6,356,040    -5.47%
       2000 ..................................................  0.40%      525,731     11.341117         5,962,377     7.87%

    Fidelity(R) VIP - Overseas Portfolio: Service Class
       2001 ..................................................  0.40%      334,783      8.624328         2,887,278   -21.59%
       2000 ..................................................  0.40%       66,499     10.998746           731,406   -19.47%
       1999 ..................................................  0.60%       36,657     13.631426           499,687    36.31% 1/5/99

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class
       2001 ..................................................  0.40%      388,621      9.992116         3,883,146   -12.71%
       2000 ..................................................  0.40%      157,094     11.447448         1,798,325    -7.09%

    Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
       2001 ..................................................  0.40%      457,849      7.905210         3,619,392   -12.45%

    Fidelity(R) VIP III - Balanced Portfolio: Service Class
       2001 ..................................................  0.40%      147,063      9.666294         1,421,554    -2.12%
       2000 ..................................................  0.40%      137,868      9.875470         1,361,511    -4.76%

    Invesco VIF - Dynamics Fund
       2001 ..................................................  0.40%       30,111     10.070858           303,244   -31.41%
       2000 ..................................................  0.40%       15,600     14.683635           229,065    -3.93%
       1999 ..................................................  0.60%        7,042     15.254583           107,423    52.55% 1/5/99

    Invesco VIF - Equity Income Fund
       2001 ..................................................  0.40%      246,524     10.763365         2,653,428    -9.34%
       2000 ..................................................  0.40%      109,129     11.871617         1,295,538     4.45%
       1999 ..................................................  0.60%       50,378     11.343231           571,449    13.43% 1/5/99

    Invesco VIF - Growth Fund
       2001 ..................................................  0.40%      496,604      5.414750         2,688,987   -44.49%
       2000 ..................................................  0.40%       81,077      9.755131           790,917   -23.55%
       1999 ..................................................  0.60%       43,491     12.735013           553,858    27.35% 1/5/99

    Invesco VIF - High Yield Fund
       2001 ..................................................  0.40%       68,560      8.085321           554,330   -15.27%

    Invesco VIF - Small Company Growth Fund
       2001 ..................................................  0.40%      171,788     13.235944         2,273,776   -18.87%

                                                                     (Continued)

                                                               CONTRACT                   UNIT          CONTRACT       TOTAL
                                                            EXPENSE RATE(*)  UNITS      FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                            ---------------  -----      ----------    --------------  ----------
   Invesco VIF - Total Return Fund
      2001 .....................................................  0.40%      68,822      9.134304        628,641    -1.87%
      2000 .....................................................  0.40%      80,808      9.308327        752,187    -2.56%
      1999 .....................................................  0.60%      38,648      9.534274        368,481    -4.66%  1/5/99

   Nationwide(R) SAT - Capital Appreciation Fund Class I
      2000 .....................................................  0.40%     132,962      7.603332      1,010,954   -26.82%
      1999 .....................................................  0.40%      67,426     10.370136        699,217     3.70%  1/5/99

   Nationwide(R) SAT - Federated High Income Bond Fund Class I
      2000 .....................................................  0.40%     102,317      9.362266        957,919    -8.64%
      1999 .....................................................  0.40%      52,850     10.227564        540,527     2.28%  1/5/99

   Nationwide(R) SAT - Government Bond Fund Class I
      2001 .....................................................  0.40%      31,421     11.686979        367,217     6.82%

   Nationwide(R) SAT - Money Market Fund Class I
      2001 .....................................................  0.40%     132,087     11.379587      1,503,096     3.19%
      2000 .....................................................  0.40%       2,442     11.028155         26,931     5.60%
      1999 .....................................................  0.60%         900     10.421897          9,380     4.22%  1/5/99

   Nationwide(R) SAT - Strategic Value Fund Class I
      2000 .....................................................  0.40%      69,215     10.358488        716,963     7.18%
      1999 .....................................................  0.40%      35,095      9.645322        338,503    -3.55%  1/5/99
   Total Contract Owners' Equity by Year
      2001 .......................................................................................   $29,229,603
                                                                                                     ===========
      2000 .......................................................................................   $16,843,917
                                                                                                     ===========
      1999 .......................................................................................   $ 4,254,580
                                                                                                     ===========

(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the "Company"), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


KPMG, LLP
January 29, 2002




See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                                December 31,
                                                                                                       -----------------------------
                                                                                                            2001            2000
====================================================================================================================================

                                                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $2,464,658 in 2001; $1,184,078 in 2000)                               $2,501,627      $1,192,444
    Equity securities (no cost in 2001; $979 in 2000)                                                           --             1,828
  Mortgage loans on real estate, net                                                                         663,458         380,685
  Real estate, net                                                                                             1,223           1,822
  Policy loans                                                                                                   486           1,517
  Other long-term investments                                                                                   --                 8
  Short-term investments, including amounts managed by a related party                                        75,462          61,194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           3,242,256       1,639,498
------------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                           1,842            --
Accrued investment income                                                                                     34,241          16,925
Deferred policy acquisition costs                                                                            129,924         108,982
Reinsurance receivable from a related party                                                                  102,472          96,892
Other assets                                                                                                 121,043          69,459
Assets held in separate accounts                                                                           2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================

                                                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                         $3,271,309      $1,765,451
Other liabilities                                                                                            103,305          10,493
Liabilities related to separate accounts                                                                   2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           5,687,533       4,018,422
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                               2,640           2,640
  Additional paid-in capital                                                                                 152,960          77,960
  Retained earnings                                                                                           90,026          72,063
  Accumulated other comprehensive income                                                                      11,538           3,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             257,164         155,812
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                                     Years ended December 31,
                                                                                           -----------------------------------------
                                                                                                  2001           2000          1999
====================================================================================================================================

Revenues:
  Policy charges                                                                               $ 51,286       $ 55,992      $ 44,793
  Life insurance premiums                                                                         1,380          1,297           292
  Net investment income                                                                          16,880         14,732        13,959
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                                         (244)           842         5,208
  Other                                                                                             816            929         1,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 70,118         73,792        65,311
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                                              5,114         11,097         8,548
  Other benefits and claims                                                                       4,549          5,581         5,210
  Amortization of deferred policy acquisition costs                                              11,257          9,893        13,592
  Other operating expenses                                                                       22,730         29,982        24,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 43,650         56,553        51,535
------------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                           26,468         17,239        13,776
Federal income tax expense                                                                        8,175          4,712         4,571
------------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles                         18,293         12,527         9,205
Cumulative effect of adoption of accounting principles, net of tax                                 (330)          --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                                 $ 17,963       $ 12,527      $  9,205
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                ($000's omitted)



                                                                                                        Accumulated
                                                                     Additional                            other          Total
                                                       Common          paid-in           Retained      comprehensive  shareholder's
                                                       stock           capital           earnings      income (loss)     equity
====================================================================================================================================

Balance as of December 31, 1998                     $   2,640         $  52,960        $  50,331        $  10,055       $ 115,986

Comprehensive income:
  Net income                                             --                --              9,205             --             9,205
  Net unrealized losses on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --            (11,923)        (11,923)
                                                                                                                        ---------
  Total comprehensive loss                                                                                                 (2,718)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 1999                         2,640            52,960           59,536           (1,868)        113,268
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             12,527             --            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              5,017           5,017
                                                                                                                        ---------
  Total comprehensive income                                                                                               17,544
                                                                                                                        ---------
  Capital contribution                                   --              25,000             --               --            25,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                         2,640            77,960           72,063            3,149         155,812
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             17,963             --            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              8,015           8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                   --                --               --                452             452
  Accumulated net losses on cash flow
     hedges, net of tax                                  --                --               --                (78)            (78)
                                                                                                                        ---------
  Total comprehensive income                                                                                               26,352
                                                                                                                        ---------
  Capital contributions                                  --              75,000             --               --            75,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                     $   2,640         $ 152,960        $  90,026        $  11,538       $ 257,164
=================================================================================================================================

See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                                  Years ended December 31,
                                                                                      ---------------------------------------------
                                                                                             2001            2000           1999
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                            $    17,963     $    12,527     $     9,205
  Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Interest credited to policyholder account balances                                      5,114          11,097           8,548
      Capitalization of deferred policy acquisition costs                                   (47,193)        (38,932)        (33,965)
      Amortization of deferred policy acquisition costs                                      11,257           9,893          13,592
      Amortization and depreciation                                                           1,125             625           1,351
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                                  244            (842)         (5,208)
      Cumulative effect of adoption of accounting principles                                    508            --              --
      Increase in accrued investment income                                                 (17,316)         (3,019)         (2,261)
      Increase in other assets                                                              (58,114)        (31,833)         (1,309)
      Increase (decrease) in other liabilities                                               23,384         (33,516)         21,795
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash (used in ) provided by operating activities                              (63,028)        (74,000)         11,748
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                   288,962         190,173         137,210
  Proceeds from sale of securities available-for-sale                                       110,574          47,537          73,864
  Proceeds from repayments of mortgage loans on real estate                                  77,513          30,896          32,397
  Proceeds from sale of real estate                                                           1,188           1,269            --
  Proceeds from repayments of policy loans and sale of other invested assets                  3,224             267             109
  Cost of securities available-for-sale acquired                                         (1,680,536)       (354,904)       (375,642)
  Cost of mortgage loans on real estate acquired                                           (360,971)        (82,250)        (93,500)
  Cost of real estate acquired                                                                   (2)           --              --
  Short-term investments, net                                                               (14,268)        (60,488)          1,571
  Collateral received - securities lending, net                                              64,935            --              --
  Other, net                                                                                 (1,493)         (1,327)           (242)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                          (1,510,874)       (228,827)       (224,233)
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                             75,000          25,000            --
  Increase in investment and universal life insurance product account balances            1,748,753         469,596         353,139
  Decrease in investment and universal life insurance product account balances             (248,009)       (196,049)       (136,376)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                       1,575,744         298,547         216,763
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                               1,842          (4,280)          4,278

Cash, beginning of year                                                                        --             4,280               2
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $     1,842     $      --       $     4,280
===================================================================================================================================



See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2001, 2000 and 1999
                                ($000's omitted)


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products in the United States of America, including individual annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 10.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (a) VALUATION OF INVESTMENTS, INVESTMENT INCOME AND RELATED GAINS AND LOSSES

                  The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

                  For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

                  Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

         (b)      DERIVATIVE INSTRUMENTS

                  Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                  The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

                  From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

                  When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  Prior to the adoption of SFAS 133, defined in note 2 (i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (c)      REVENUES AND BENEFITS

                  INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
                  Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

                  TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)      DEFERRED POLICY ACQUISITION COSTS

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

                  For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual experience differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (e)      SEPARATE ACCOUNTS

                  Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment funds. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

         (f)      FUTURE POLICY BENEFITS

                  Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (g)      FEDERAL INCOME TAX


                  The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement, which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

                  The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (h)      REINSURANCE CEDED

                  Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (i)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

                  SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

                  The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

                  SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

                  SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

                  The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

                  In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

                  In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

         (j)      RECLASSIFICATION

                  Certain items in the 2000 and 1999 financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

               (3)    INVESTMENTS

                     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:


                                                                                           Gross         Gross
                                                                         Amortized      unrealized    unrealized   Estimated
                                                                            cost           gains        losses    fair value
        ====================================================================================================================

         December 31,
           2001 Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   56,381   $    1,469   $      243   $   57,607
             Obligations of states and political subdivisions                  2,046            1         --          2,047
             Debt securities issued by foreign governments                       549           86         --            635
             Corporate securities                                          1,500,190       38,031       12,527    1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148        6,791          979      323,960
             Asset-backed securities                                         587,344       10,454        6,114      591,684
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           2,464,658       56,832       19,863    2,501,627
           Equity securities                                                    --           --           --           --
        -------------------------------------------------------------------------------------------------------------------
                                                                          $2,464,658   $   56,832   $   19,863   $2,501,627
        ===================================================================================================================

         December 31, 2000
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   40,694   $      769   $      133   $   41,330
             Obligations of states and political subdivisions                  3,129         --             37        3,092
             Debt securities issued by foreign governments                     1,253           12           13        1,252
             Corporate securities                                            662,849       11,717        7,859      666,707
             Mortgage-backed securities - U.S. Government backed             236,368        2,190          413      238,145
             Asset-backed securities                                         239,785        3,342        1,209      241,918
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           1,184,078       18,030        9,664    1,192,444
           Equity securities                                                     979          849         --          1,828
        -------------------------------------------------------------------------------------------------------------------
                                                                          $1,185,057   $   18,879   $    9,664   $1,194,272
        ===================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized            Estimated
                                                                                               cost              fair value
        ====================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                         $   92,255           $   93,634
            Due after one year through five years                                              643,605              660,158
            Due after five years through ten years                                             669,210              676,749
            Due after ten years                                                                154,096              155,442
        -------------------------------------------------------------------------------------------------------------------
                                                                                             1,559,166            1,585,983
             Mortgage-backed securities - U.S. Government backed                               318,148              323,960
             Asset-backed securities                                                           587,344              591,684
        -------------------------------------------------------------------------------------------------------------------
                                                                                            $2,464,658           $2,501,627
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

                                                                                               2001                  2000
         ==================================================================================================================

         Gross unrealized gains                                                              $ 36,969             $  9,215
         Adjustment to deferred policy acquisition costs                                      (19,363)              (4,369)
         Deferred federal income tax                                                           (6,152)              (1,697)
         -----------------------------------------------------------------------------------------------------------------
                                                                                             $ 11,454             $  3,149
         ==================================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                          2001                2000                 1999
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                    $ 28,603             $ 22,622             $(35,128)
           Equity securities                                                (849)              (2,820)              (1,861)
         -----------------------------------------------------------------------------------------------------------------
                                                                        $ 27,754             $ 19,802             $(36,989)
         ==================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $110,574, $47,537 and $73,864, respectively. During
         2001, gross gains of $3,266 ($376 and $297 in 2000 and 1999, respectively) and gross losses of $207 ($778 and $37 in 2000 and 1999, respectively) were realized on those sales.

         The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2001 and 2000.

         Real estate is presented at cost less accumulated depreciation of $165 as of December 31, 2001 ($138 as of December 31, 2000). The carrying value of real estate held for disposal totaled $727 as of December 31, 2001, none as of December 31, 2000.

         The recorded investment of mortgage loans on real estate considered to be impaired was $898 as of December 31, 2001 (none as of December 31, 2000), which includes $411 (none as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $77 (none as of December 31, 2000) and $487 (none as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was approximately $180 ($527 in 2000) and interest income recognized on those loans totaled $9 in 2001 (none in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2001, which was unchanged from the previous two years.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          2001                2000                   1999
         ====================================================================================================================
         Gross investment income:
           Fixed maturity securities available-for-sale                 $121,017             $ 75,426             $ 66,160
           Mortgage loans on real estate                                  37,633               27,821               23,475
           Real estate                                                       332                  461                  413
           Short-term investments                                          3,405                1,352                1,580
           Derivatives                                                       626                 --                   --
           Other                                                             245                  431                  334
         -----------------------------------------------------------------------------------------------------------------
               Total investment income                                   163,258              105,491               91,962
         Less:
           Investment expenses                                             2,243                1,988                2,040
           Net investment income ceded (note 11)                         144,135               88,771               75,963
         -----------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 16,880             $ 14,732             $ 13,959
         =================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                            2001                2000              1999
         =================================================================================================================

         Realized gains (losses) on sale of fixed maturity securities
            available-for-sale                                          $  3,059             $   (401)            $    260
         Other-than-temporary impairments of fixed maturity securities
            available-for-sale                                            (2,658)                (636)                --
         Real estate                                                          79                  373                 --
         Mortgage loans on real estate                                       383                 (261)                   7
         Derivatives                                                      (1,513)                --                     (2)
         Other                                                               406                1,767                4,943
         -----------------------------------------------------------------------------------------------------------------
         Net realized (losses) gains on investments, hedging instruments
            and hedged items                                            $   (244)            $    842             $  5,208
         =================================================================================================================

         Fixed maturity securities with an amortized cost of $3,435 and $3,420 were on deposit with various regulatory agencies as required by law as of December 31, 2001 and 2000, respectively.

         As of December 31, 2001, the Company had loaned securities with a fair value of $64,047. As of December 31, 2001 the Company held collateral of $64,935. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

         Non-Hedging Derivatives

         From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         During the year ended December 31, 2001, losses of $1,400 were recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

         The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

         As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Other Derivative Instruments

         Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a gain of $74 related to other derivative instruments.

         The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:


                                                                                              2001                 2000
         =======================================================================================================================

         Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                        $ 10,500             $  6,000
            Pay variable/receive fixed rate swaps hedging investments                          12,400                5,000
            Other                                                                              55,700                1,600

         Cross currency interest rate swaps
             Hedging foreign currency denominated investments                                $  2,000             $  1,420

         Interest rate futures contracts                                                     $ 81,900             $ 18,700

         =====================================================================================================================

(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

                                                                                              2001                  2000
         =====================================================================================================================
         Deferred tax assets:
           Equity securities                                                                 $    128             $   --
           Future policy benefits                                                              10,338                9,874
           Collateral receivable                                                               22,727                 --
           Liabilities in separate accounts                                                    21,368               18,505
           Mortgage loans on real estate and real estate                                          476                  267
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                   55,037               28,646
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Deferred policy acquisition costs                                                   13,161               14,963
           Derivatives                                                                            978                 --
           Fixed maturity securities                                                           28,313                4,188
           Equity securities                                                                     --                    297
           Other                                                                               25,946               11,525
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                              68,398               30,973
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                      $ 13,361             $  2,327
         ===================================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2001, 2000 and 1999 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability (asset) was $10,476 and $(3,544) as of December 31, 2001 and 2000, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                          2001                 2000                1999
        ------------------------------------------------------------------------------------------------------------------

         Currently payable                                              $  1,464             $ (1,434)            $  4,391
         Deferred tax expense                                              6,711                6,146                  180
        ------------------------------------------------------------------------------------------------------------------
                                                                        $  8,175             $  4,712             $  4,571
        ==================================================================================================================

         Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                    2001                    2000                         1999
                                                           --------------------     ----------------------     ---------------------
                                                           Amount            %       Amount            %        Amount          %
        ============================================================================================================================

         Computed (expected) tax expense                   $ 9,264         35.0      $ 6,034         35.0      $ 4,822         35.0
         Tax exempt interest and dividends
            received deduction                              (1,158)        (4.4)      (1,324)        (7.7)        (255)        (1.8)
         Other, net                                             69          0.3            2         --              4         --
        ----------------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)         $ 8,175         30.9      $ 4,712         27.3      $ 4,571         33.2
        ============================================================================================================================

         Total federal income tax (refunded) paid was $(12,556), $3,970 and $4,053 during the years ended December 31, 2001, 2000 and 1999, respectively. See also note 11.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



(6)      COMPREHENSIVE INCOME (LOSS)

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                          2001                2000                 1999
        ==================================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                       $ 27,726             $ 18,765             $(36,729)
            Adjustment to deferred policy acquisition costs              (14,994)             (12,083)              18,645
            Related federal income tax (expense) benefit                  (4,456)              (2,339)               6,330
        -------------------------------------------------------------------------------------------------------------------
               Net                                                         8,276                4,343              (11,754)
        -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           (401)               1,037                 (260)
            Related federal income tax expense (benefit)                     140                 (363)                  91
        -------------------------------------------------------------------------------------------------------------------
               Net                                                          (261)                 674                 (169)
        -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income (loss) on securities
            available-for-sale                                             8,015                5,017              (11,923)
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on cash flow hedges:
               Gross                                                        (120)                --                   --
               Related federal income tax benefit                             42                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on cash flow hedges                (78)                --                   --
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
               Transition adjustment - SFAS 133                               31                 --                   --
               Transition adjustment - EITF 99-20                            665                 --                   --
               Related federal income tax expense                           (244)                --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive gain on transition adjustments          452                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income (loss)              $  8,389             $  5,017             $(11,923)
        ==================================================================================================================

         Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         In estimating its fair value disclosures, the Company used the following methods and assumptions:

                  FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

                  POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

                  INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  COLLATERAL RECEIVED - SECURITIES LENDING: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

                  FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

                  INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2001                              2000
                                                              --------------------------      ----------------------------
                                                                Carrying     Estimated           Carrying       Estimated
                                                                 amount      fair value           amount        fair value
         =================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 2,501,627    $ 2,501,627        $ 1,191,741    $ 1,191,741
               Equity securities                                     --             --                1,828          1,828
             Mortgage loans on real estate, net                   663,458        671,530            380,685        388,396
             Policy loans                                             486            486              1,517          1,517
             Short-term investments                                75,462         75,462             61,194         61,194
           Cash                                                     1,842          1,842               --             --
           Assets held in separate accounts                     2,312,919      2,312,919          2,242,478      2,242,478

         Liabilities:
           Investment contracts                                (3,112,910)    (3,019,705)        (1,616,017)    (1,562,224)
           Policy reserves on life insurance contracts           (158,399)      (156,981)          (149,434)      (149,783)
           Collateral received - securities lending               (64,935)       (64,935)              --             --
           Liabilities related to separate accounts            (2,312,919)    (2,251,782)        (2,242,478)    (2,189,633)

         Derivative financial instruments:
           Interest rate swaps hedging assets                         809            809                703            703
           Cross currency interest rate swaps                         (60)           (60)               128            128
           Futures contracts                                         (390)          (390)              (151)          (151)

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the
         U. S., thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $73,032 extending into 2002 were outstanding as of December 31, 2001. The Company also had $15,000 of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLAIC's credit risk from these derivative financial instruments was $1,182.

         EQUITY MARKET RISK: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 77% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 24% (29% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001 29% (27% in 2000) of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

         SIGNIFICANT BUSINESS CONCENTRATIONS: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

         COLLATERAL - SECURITIES LENDING: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $237, $77 and $127, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $1,185 and $1,090, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $143, $132 and $177, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                        Pension Benefits            Postretirement Benefits
                                                                 ---------------------------    ---------------------------
                                                                     2001            2000            2001           2000
        ===================================================================================================================

         Change in benefit obligation:
         Benefit obligation at beginning of year                  $ 1,981,700    $ 1,811,400    $   276,400    $   239,800
         Service cost                                                  89,300         81,400         12,600         12,200
         Interest cost                                                129,100        125,300         21,400         18,700
         Participant contributions                                       --             --            3,300          2,900
         Plan amendment                                                27,700           --              200           --
         Actuarial (gain) loss                                         (5,800)        34,800         20,200         16,100
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                          2,132,200      1,981,700        314,000        276,400
        ------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year             2,337,100      2,247,600        119,400         91,300
         Actual return (loss) on plan assets                          (46,600)       140,900           (200)        12,200
         Employer contribution                                           --             --           17,300         26,300
         Participant contributions                                       --             --            3,300          2,900
         Plan curtailment                                                --           19,800           --             --
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                   2,200,700      2,337,100        119,700        119,400
        ------------------------------------------------------------------------------------------------------------------

         Funded status                                                 68,500        355,400       (194,300)      (157,000)
         Unrecognized prior service cost                               49,500         25,000            200           --
         Unrecognized net gains                                       (79,300)      (311,700)        (4,000)       (34,100)
         Unrecognized net (asset) obligation at transition             (5,100)        (6,400)           800          1,000
        ------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                           $    33,600    $    62,300    $  (197,300)   $  (190,100)
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                                  Pension Benefits      Postretirement Benefits
                                                                              ---------------------     -----------------------
                                                                               2001          2000         2001        2000
         ======================================================================================================================

         Weighted average discount rate                                         6.50%       6.75%        7.25%        7.50%
         Rate of increase in future compensation levels                         4.75%       5.00%        --           --
         Assumed health care cost trend rate:
              Initial rate                                                      --          --          11.00%       11.00%
              Ultimate rate                                                     --          --           5.50%        5.50%
              Declining period                                                  --          --          4 Years      4 Years
         ----------------------------------------------------------------------------------------------------------------------

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                                  2001             2000             1999
         ======================================================================================================================

         Service cost (benefits earned during the period)                      $  89,300        $  81,400        $  80,000
         Interest cost on projected benefit obligation                           129,100          125,300          109,900
         Expected return on plan assets                                         (183,800)        (184,500)        (160,300)
         Recognized gains                                                         (7,800)         (11,800)          (9,100)
         Amortization of prior service cost                                        3,200            3,200            3,200
         Amortization of unrecognized transition asset                            (1,300)          (1,300)          (1,400)
         ----------------------------------------------------------------------------------------------------------------------
                                                                               $  28,700        $  12,300        $  22,300
         ======================================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67,100. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                      2001           2000           1999
         =======================================================================================================================

         Weighted average discount rate                                               6.75%          7.00%          6.08%
         Rate of increase in future compensation levels                               5.00%          5.25%          4.33%
         Expected long-term rate of return on plan assets                             8.00%          8.25%          7.33%
        -----------------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                              2001             2000            1999
         =======================================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                                $ 12,600        $ 12,200        $ 14,200
         Interest cost on accumulated postretirement benefit
            obligation                                                        21,400          18,700          17,600
         Expected return on plan assets                                       (9,600)         (7,900)         (4,800)
         Amortization of unrecognized transition obligation of
            affiliates                                                           600             600             600
         Net amortization and deferral                                          (400)         (1,300)           (500)
        -----------------------------------------------------------------------------------------------------------------------
                                                                            $ 24,600        $ 22,300        $ 27,100
        =======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                            2001         2000          1999
         ===================================================================================================================
         Discount rate                                                                     7.50%         7.80%         6.65%
         Long-term rate of return on plan assets, net of tax in 1999                       8.00%         8.30%         7.15%
         Assumed health care cost trend rate:
               Initial rate                                                               11.00%        13.00%        15.00%
               Ultimate rate                                                               5.50%         5.50%         5.50%
               Declining period                                                           4 Years       5 Years       6 Years
         --------------------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2001, 2000 and 1999 was $122,926, $67,769 and $63,275, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2001, 2000 and 1999 was $(19,201), $(6,150) and $(305),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $12,293.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(11)     RELATED PARTY TRANSACTIONS

         The Company received capital contributions from NLIC in the amount of $75,000 and $25,000 during 2001 and 2000, respectively.

         The Company files a consolidated federal tax return with NMIC, as described in note 2(g). Total payments (from) to NMIC were $(12,556), $3,970, and $4,053 for the years ended December 31, 2001, 2000, and 1999, respectively.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $625, $441 and $660, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $4,662, $4,704 and $5,150, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2001 are included in NLIC's results of operations for 2001 and include premiums of $1,594,098 ($432,803 and $258,468 in 2000 and 1999,
         respectively), net investment income of $144,135 ($88,771 and $75,963 in 2000 and 1999, respectively) and benefits, claims and other expenses of $1,766,874 ($524,715 and $319,240 in 2000 and 1999, respectively).

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000 and 2001) and expenses of $195, $185 and
         $3,150 during 2001, 2000 and 1999, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $102,472 and $96,892 as of December 31, 2001 and 2000, respectively.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $26,700 and the Company incurred interest expense on intercompany repurchase agreements of $18 for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,080 and $56,332 as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued




(12)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

         There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments:
         Individual Annuity and Life Insurance.

         The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

         The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                             Individual          Life
                                                               Annuity        Insurance       Corporate           Total
        ==================================================================================================================

         2001:
         Net investment income                             $    11,864      $     4,310      $       706       $    16,880
         Other operating revenue                                33,064           20,418             --              53,482
        ------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          44,928           24,728              706            70,362
        ------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                     2,027            3,087             --               5,114
         Amortization of deferred policy
            acquisition costs                                    9,833            1,424             --              11,257
         Other benefits and expenses                            14,436           12,286              557            27,279
        ------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                         26,296           16,797              557            43,650
        ------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                       18,632            7,931              149            26,712
         Net realized losses on investments,
            hedging instruments and hedged
            items                                                 --               --               (244)             (244)
        ------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles                          $    18,632      $     7,931      $       (95)      $    26,468
        ==================================================================================================================

         Assets as of year end                             $ 5,103,294      $   631,201      $   210,202       $ 5,944,697
        ==================================================================================================================

        -----------------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                              Individual          Life
                                                                Annuity        Insurance         Corporate         Total
        ===================================================================================================================

         2000:
         Net investment income                              $     5,349       $     2,831      $     6,552      $    14,732
         Other operating revenue                                 35,650            22,568             --             58,218
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           40,999            25,399            6,552           72,950
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      8,078             3,019             --             11,097
         Amortization of deferred policy
            acquisition costs                                     9,189               704             --              9,893
         Other benefits and expenses                             22,098            13,465             --             35,563
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          39,365            17,188             --             56,553
        -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                         1,634             8,211            6,552           16,397
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --                842              842
        -------------------------------------------------------------------------------------------------------------------
         Income before federal income tax
           expense and cumulative effect of
           adoption of accounting principles                $     1,634       $     8,211      $     7,394      $    17,239
        ===================================================================================================================

         Assets as of year end                              $ 3,573,040       $   548,240      $    52,954      $ 4,174,234
        ===================================================================================================================

         1999:
         Net investment income                              $     6,246       $     1,596      $     6,117      $    13,959
         Other operating revenue                                 29,497            16,647             --             46,144
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           35,743            18,243            6,117           60,103
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      6,561             1,987             --              8,548
         Amortization of deferred policy
            acquisition costs                                     8,649             4,943             --             13,592
         Other benefits and expenses                             20,971             8,424             --             29,395
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          36,181            15,354             --             51,535
        -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income tax expense(1)                          (438)            2,889            6,117            8,568
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --              5,208            5,208
        -------------------------------------------------------------------------------------------------------------------
         (Loss) income before federal
           income tax expense and
           cumulative effect of adoption of
           accounting principles                            $      (438)      $     2,889      $    11,325      $    13,776
        ===================================================================================================================

         Assets as of year end                              $ 3,309,810       $   382,388      $    70,265      $ 3,762,463
        ===================================================================================================================

------------------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.




The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post Effective Amendment No. 24 comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 181 pages.

Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.  Power of Attorney dated April 1, 2002.                         Attached hereto

2.  Resolution of the Depositor's Board of Directors authorizing   Filed previously with this Registration Statement and
    the establishment of the Registrant, adopted May 22, 1998.     incorporated by reference (333-59517).

3.  Distribution Contracts                                         Filed previously with Post-Effective Amendment No. 8 to this
                                                                   Registration Statement and hereby incorporated by reference
                                                                   (1933 Act File No. 333-59517).

4.  Form of Security                                               Filed previously with Pre-Effective Amendment No. 1 and
                                                                   incorporated by reference (1933 Act File No. 333-59517).

5.  Articles of Incorporation of Depositor                         Filed previously with this Registration Statement and
                                                                   incorporated by reference (1933 Act File No. 333-59517).

6.  Application form of Security                                   Filed previously with this Registration Statement and
                                                                   incorporated by reference (1933 Act File No. 333-59517).

7.  Opinion of Counsel                                             Filed previously with this Registration Statement and
                                                                   incorporated by reference (1933 Act File No. 333-59517)

8.  Code of Ethics Applicable to the Separate Account              Filed previously in connection with Securities and Exchange
                                                                   Commission File No. 333-69160 and is hereby incorporated
                                                                   by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contract holders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account - D:

We consent to use of our reports for Nationwide VL Separate Account - D dated February 20, 2002 and for Nationwide Life and Annuity Insurance Company dated January 29, 2002, included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus
(File No. 333-59517).





KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VL Separate Account-D, certifies that it meets the requirements of the Securities Act Rule 485(b) and has caused this Post-Effective Amendment No. 24 to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 28th day of August, 2002.

                                                                                NATIONWIDE VL SEPARATE ACCOUNT-D
                                                        ----------------------------------------------------------------------------
                                                                                         (Registrant)

(Seal)                                                                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                                        ----------------------------------------------------------------------------
                                                                                        (Depositor)
Attest:
By:             /s/ GLENN W. SODEN                                                               By: /s/STEVEN SAVINI
------------------------------------------------------        ----------------------------------------------------------------------
                   Glenn W. Soden                                                                    Steven Savini
                Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of August, 2002.

                  Signature                                           Title


W. G. JURGENSEN                                       Director and Chief Executive Officer
-----------------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                           Director and President and
-----------------------------------------------              Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                            Director and Executive
-----------------------------------------------         Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                             Director and Executive Vice
-----------------------------------------------      President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                           Director and Executive Vice
-----------------------------------------------         President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                                     Director and Executive Vice
-----------------------------------------------        President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                                     Director
-----------------------------------------------
Galen R. Barnes

                                                                                                          By /s/ STEVEN SAVINI
                                                                                                     ------------------------------
                                                                                                             Steven Savini
                                                                                                            Attorney-in-Fact
